UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Karen Gilomen, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: May 1, 2018 – July 31, 2018

Item 1. Schedule of Investments.

ASPEN MANAGED FUTURES STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2018 (UNAUDITED)

	Principal Amount/Shares	Value (Note 2)
SHORT TERM INVESTMENTS (90.85%)
MONEY MARKET FUND (12.86%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 1.811%	9,520,500	$9,520,500

U.S. TREASURY BILLS (77.99%)
1.267%, 08/16/2018(a)	$9,700,000	9,692,492
1.411%, 09/13/2018(a)	13,350,000	13,320,062
1.548%, 10/11/2018(a)	10,300,000	10,260,718
1.752%, 11/08/2018(a)	6,550,000	6,514,178
1.819%, 12/06/2018(a)	9,150,000	9,084,635
2.074%, 01/31/2019(a)	5,500,000	5,439,785
2.100%, 03/28/2019(a)	3,450,000	3,399,782
		57,711,652

TOTAL SHORT TERM INVESTMENTS (Cost $67,264,196)		67,232,152

TOTAL INVESTMENTS (90.85%) (Cost $67,264,196)		$67,232,152

Other Assets In Excess Of Liabilities (9.15%)		6,771,384	(b)

NET ASSETS (100.00%)		$74,003,536

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

At July 31, 2018, the Fund had the following outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation
Commodity Contracts
Copper Future(a)	Short	30	09/26/2018	$(2,123,625)	$92,302
Gold 100 Oz Future(a)	Short	26	12/27/2018	(3,207,360)	19,155
Silver Future(a)	Short	40	09/26/2018	(3,111,800)	42,650
Sugar No. 11 (World) Future(a)	Short	250	09/28/2018	(2,954,000)	303,297
WTI Crude Future(a)	Long	30	08/21/2018	2,062,800	30,202
Equity Contracts
FTSE 100 Index Future	Long	41	09/21/2018	4,145,339	51,264
Nikkei 225 Index Future	Short	19	09/13/2018	(2,150,800)	21,901
S&P 500 E-Mini Future	Long	45	09/21/2018	6,338,475	88,611
Foreign Currency Contracts
Australian Dollar Currency Future	Long	59	09/17/2018	4,389,010	35,792
Interest Rate Contracts
10 Year U.S. Treasury Note Future	Short	107	09/19/2018	(12,778,140)	24,811
Canadian 10 Year Bond Future	Short	83	09/19/2018	(8,598,924)	70,628
				$(17,989,025)	$780,613

Description	Position	Contracts	Expiration Date	Notional Value	Value and Unrealized Depreciation
Commodity Contracts
Corn Future(a)	Short	119	09/14/2018	$(2,214,887)	$(157,852)
Long Gilt Future	Long	27	09/26/2018	4,347,642	(21,819)
NY Harbor ULSD Future(a)	Long	23	08/31/2018	2,064,728	(18,043)
Soybean Future(a)	Short	73	09/14/2018	(3,316,937)	(156,307)
Equity Contracts
Euro Stoxx 50 Index Future	Short	51	09/21/2018	(2,102,200)	(28,752)
Foreign Currency Contracts
Canadian Dollar Currency Future	Short	108	09/18/2018	(8,315,460)	(171,082)
Euro FX Currency Future	Short	142	09/17/2018	(20,834,063)	(24,732)
Japanese Yen Currency Future	Short	73	09/17/2018	(8,185,125)	(67,313)
Swiss Franc Currency Future	Short	133	09/17/2018	(16,857,750)	(55,183)
Interest Rate Contracts
Euro-Bond Future	Long	45	09/06/2008	8,502,465	(45,407)
				$(46,911,587)	$(746,490)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

S&P - Standard and Poor's

ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Consolidated Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

ASPEN PORTFOLIO STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

July 31, 2018 (UNAUDITED)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (79.17%)
SPDR® S&P 500® ETF Trust	137,708	$38,741,425
iShares® Core S&P® 500 ETF	29,163	8,261,295

TOTAL EXCHANGE TRADED FUNDS (Cost $40,324,403)		47,002,720

SHORT TERM INVESTMENTS (13.15%)
MONEY MARKET FUND (13.15%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares, 7-day yield, 1.811%	7,806,600	7,806,600

TOTAL SHORT TERM INVESTMENTS (Cost $7,806,600)		7,806,600

TOTAL INVESTMENTS (92.32%) (Cost $48,131,003)		$54,809,320

Other Assets In Excess Of Liabilities (7.68%)		4,557,613	(a)

NET ASSETS (100.00%)		$59,366,933

(a)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

At July 31, 2018, the Fund had the following outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation
Commodity Contracts
Copper Future(a)	Short	27	09/26/2018	$(1,911,262)	$103,225
Gold 100 Oz Future(a)	Short	23	12/26/2018	(2,837,280)	15,445
Silver Future(a)	Short	37	09/26/2018	(2,878,415)	25,040
Sugar No. 11 (World) Future(a)	Short	231	09/28/2018	(2,729,496)	235,375
WTI Crude Future(a)	Long	28	08/21/2018	1,925,280	53,129
Equity Contracts
FTSE 100 Index Future	Long	38	09/21/2018	3,842,021	39,170
Nikkei 225 Index Future	Short	18	09/13/2018	(2,037,600)	14,305
S&P 500 E-Mini Future	Long	146	09/17/2018	20,564,830	252,915
Interest Rate Contracts
10 Year U.S. Treasury Note Future	Short	99	09/19/2018	(11,822,766)	13,815
Canadian 10 Year Bond Future	Short	76	09/19/2018	(7,873,713)	72,382
				$(5,758,401)	$824,801

Description	Position	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
Commodity Contracts
Corn Future(a)	Short	110	09/14/2018	$(2,047,375)	$(108,569)
Long Gilt Future	Long	24	09/27/2018	3,864,571	(21,523)
NY Harbor ULSD Future(a)	Long	22	08/31/2018	1,974,958	(16,044)
Soybean Future(a)	Short	67	09/14/2018	(3,044,313)	(151,036)
Equity Contracts
Euro Stoxx 50 Index Future	Short	47	09/21/2018	(1,937,321)	(26,017)
Foreign Currency Contracts
Australian Dollar Currency Future	Short	153	09/17/2018	(11,381,670)	(102,382)
Canadian Dollar Currency Future	Short	100	09/18/2018	(7,699,500)	(101,390)
Euro FX Currency Future	Short	26	09/17/2018	(3,814,688)	(24,438)
Japanese Yen Currency Future	Short	68	09/17/2018	(7,624,500)	(50,753)
Interest Rate Contracts
Euro-Bond Future	Long	42	09/06/2008	7,935,634	(34,852)
				$(23,774,204)	$(637,004)

Common Abbreviations:
FTSE - Financial Times and the London Stock Exchange
S&P - Standard and Poor's
ULSD - Ultra Low Sulfur Diesel

(a)	Owned by an entity that is owned by the Fund and is consolidated as described in Note 1 of the Notes to the Consolidated Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Consolidated Schedule of Investments.

Notes to Quarterly Consolidated

Schedules of Investments

July 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2018, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Aspen Managed Futures Strategy Fund and the Aspen Portfolio Strategy Fund (individually a “Fund” and collectively, the “Funds”). The Aspen Managed Futures Strategy Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”). The Aspen Portfolio Strategy Fund seeks long- term capital appreciation. The Funds offer Class A and Class I shares. The Aspen Portfolio Strategy Fund commenced operations on December 29, 2016.

Basis of Consolidation

Aspen Futures Fund, Ltd.(the “Aspen Fund Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Aspen Managed Futures Strategy Fund and Aspen Portfolio Strategy Fund, Ltd. (the “Aspen Portfolio Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Aspen Portfolio Strategy Fund. The investment objective of both the Aspen Fund Subsidiary and the Aspen Portfolio Subsidiary (collectively the “Subsidiaries”) is designed to enhance the ability of the Funds to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiaries are subject to substantially the same investment policies and investment restrictions as the Funds. The Subsidiaries act as an investment vehicle for the Funds in order to effect certain commodity-related investments on behalf of the Funds. Investments in the Subsidiaries are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Funds are the sole shareholder of the Subsidiaries pursuant to a subscription agreement dated as of August 2, 2011 for the Aspen Fund Subsidiary and December 16, 2016 for the Aspen Portfolio Subsidiary and it is intended that each Fund will remain the sole shareholder and will continue to control the Subsidiaries. Under the Articles of Association of the Subsidiaries, shares issued by the Subsidiaries confers upon a shareholder the right to wholly own and vote at general meetings of the Subsidiaries and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiaries. Each Fund may invest up to 25% of their total assets in shares of the Subsidiaries. All investments held by the Subsidiaries are disclosed in the accounts of each Fund. As a wholly owned subsidiary of the Funds, all assets and liabilities, income and expenses of the Subsidiaries are consolidated in the Consolidated Schedules of Investments of the Funds. All investments held by the Subsidiaries are disclosed in the accounts of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedules of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Consolidated Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds and Subsidiaries in preparation of the Consolidated Schedules of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

 Notes to Quarterly Consolidated

Schedules of Investments

July 31, 2018 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the- counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Aspen Partners, Ltd. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in their entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

 Notes to Quarterly Consolidated

Schedules of Investments

July 31, 2018 (Unaudited)

The following is a summary of each input used to value the Funds as of July 31, 2018:

Aspen Managed Futures Strategy Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short Term Investments
Money Market Fund	9,520,500	–	–	9,520,500
U.S. Treasury Bills	–	57,711,652	–	57,711,652
TOTAL	$9,520,500	$57,711,652	$–	$67,232,152
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$487,606	$–	$–	$487,606
Equity Contracts	161,776	–	–	161,776
Foreign Currency Contracts	35,792	–	–	35,792
Interest Rate Contracts	95,439	–	–	95,439
Liabilities:
Futures Contracts
Commodity Contracts	(354,021)	–	–	(354,021)
Equity Contracts	(28,752)	–	–	(28,752)
Foreign Currency Contracts	(318,310)	–	–	(318,310)
Interest Rate Contracts	(45,407)	–	–	(45,407)
TOTAL	$34,123	$–	$–	$34,123

 Notes to Quarterly Consolidated

Schedules of Investments

July 31, 2018 (Unaudited)

Aspen Portfolio Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$47,002,720	$–	$–	$47,002,720
Short Term Investments	7,806,600	–	–	7,806,600
TOTAL	$54,809,320	$–	$–	$54,809,320
Other Financial Instruments
Assets:
Futures Contracts
Commodity Contracts	$432,214	$–	$–	$432,214
Equity Contracts	306,390	–	–	306,390
Interest Rate Contracts	86,197	–	–	86,197
Liabilities:
Futures Contracts
Commodity Contracts	(297,172)	–	–	(297,172)
Equity Contracts	(26,017)	–	–	(26,017)
Foreign Currency Contracts	(278,963)	–	–	(278,963)
Interest Rate Contracts	(34,852)	–	–	(34,852)
TOTAL	$187,797	$–	$–	$187,797

The Funds recognize transfers between levels as of the end of the period. For the three months ended July 31, 2018, the Funds did not have any transfers between Level 1 and Level 2 securities. For the three months ended July 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to their average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

 Notes to Quarterly Consolidated

Schedules of Investments

July 31, 2018 (Unaudited)

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

3. DERIVATIVE INSTRUMENTS

The Funds use derivatives (including futures) to pursue their investment objective. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks may include (i) the risk that the counterparty to a derivative transaction may not fulfill their contractual obligations, (ii) risk of mispricing or improper valuation, and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause the Funds to lose more than the principal amount invested. In addition, investments in derivatives involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

In addition, use of derivatives may increase or decrease exposure to the following risk factors:

•	Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

•	Interest Rate Risk: When the Funds invest in fixed-income securities or derivatives, the value of an investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Funds. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay their obligation early, reducing the amount of interest payments).

•	Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country may interfere with international transactions in its currency. Counterparty credit risk arises when the counterparty will not fulfill its obligations to the Funds. Short sale risk arises from the sale of a security that is not owned, or any sale that is completed by the delivery of a security borrowed.

•	Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Futures: The Funds and the Subsidiaries may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Funds or the Subsidiaries enter into a futures contract, it is required to deposit with (or for the benefit of) their broker an amount of cash or short-term high-quality securities as “initial margin”. The margin requirements are set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Funds or the Subsidiaries each day, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. When the Funds or the Subsidiaries enter into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Funds’ or the Subsidiaries’ ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Funds and the Subsidiaries are reduced. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default.

THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (UNAUDITED)

	Shares	Value (Note 2)
CLOSED END FUNDS (0.00%)(a)
Altaba, Inc. (b)	75	$5,509

TOTAL CLOSED END FUNDS (Cost $5,698)		5,509

COMMON STOCKS (69.38%)
CONSUMER DISCRETIONARY (15.64%)
Apparel & Textile Products (1.54%)
Ralph Lauren Corp.	13,293	1,794,289
Under Armour, Inc. , Class A(b)	79,530	1,588,214
		3,382,503

Automotive (2.21%)
Gentex Corp.	141,545	3,283,844
Gentherm, Inc. (b)	35,055	1,587,992
		4,871,836

Gaming, Lodging & Restaurants (2.33%)
Cheesecake Factory, Inc.	21,872	1,225,488
Royal Caribbean Cruises, Ltd.	34,582	3,899,467
		5,124,955

Leisure (0.42%)
TripAdvisor, Inc. (b)	15,752	913,458

Passenger Transportation (1.21%)
JetBlue Airways Corp. (b)	148,200	2,667,600

Retail - Consumer Discretionary (7.93%)
Ethan Allen Interiors, Inc.	65,876	1,482,210
L Brands, Inc.	66,387	2,102,476
Nordstrom, Inc.	48,625	2,548,436
Select Comfort Corp. (b)	83,483	2,378,431
TJX Cos., Inc.	78,530	7,637,828
Urban Outfitters, Inc. (b)	29,790	1,322,676
		17,472,057

TOTAL CONSUMER DISCRETIONARY		34,432,409

ENERGY (1.88%)
Oil, Gas & Coal (1.88%)
Core Laboratories NV	10,952	1,227,938
Southwestern Energy Co. (b)	449,566	2,310,769
Ultra Petroleum Corp. (b)	337,188	596,823
		4,135,530

TOTAL ENERGY		4,135,530

FINANCIALS (0.68%)
Banks (0.68%)
TCF Financial Corp.	59,817	1,502,005

TOTAL FINANCIALS		1,502,005

	Shares	Value (Note 2)
HEALTH CARE (13.16%)
Medical Equipment & Devices (13.16%)
Align Technology, Inc. (b)	23,687	$8,447,969
Edwards Lifesciences Corp. (b)	68,845	9,806,970
Intuitive Surgical, Inc. (b)	11,940	6,067,789
Myriad Genetics, Inc. (b)	39,887	1,745,056
Varian Medical Systems, Inc. (b)	25,305	2,921,462
		28,989,246

TOTAL HEALTH CARE		28,989,246

INDUSTRIALS (6.76%)
Electrical Equipment (0.69%)
Cognex Corp.	28,730	1,516,370

Machinery (2.97%)
Graco, Inc.	43,386	2,001,830
Middleby Corp. (b)	44,321	4,542,016
		6,543,846

Manufactured Goods (1.50%)
Proto Labs, Inc. (b)	26,585	3,313,820

Transportation & Logistics (1.60%)
Landstar System, Inc.	31,615	3,514,007

TOTAL INDUSTRIALS		14,888,043

TECHNOLOGY (31.26%)
Design, Manufacturing & Distribution (2.22%)
Plexus Corp. (b)	82,267	4,888,305

Hardware (10.20%)
Dolby Laboratories, Inc. , Class A	51,611	3,326,329
Garmin, Ltd.	49,230	3,074,413
Plantronics, Inc.	51,072	3,506,604
Seagate Technology PLC	72,240	3,801,269
Super Micro Computer, Inc. (b)	99,178	2,191,834
Ubiquiti Networks, Inc. (b)	52,537	4,338,505
ViaSat, Inc. (b)	31,601	2,222,814
		22,461,768

Semiconductors (3.36%)
Microchip Technology, Inc.	29,315	2,738,900
Power Integrations, Inc.	52,773	3,773,270
Synaptics, Inc. (b)	18,022	903,082
		7,415,252

Software (11.81%)
Akamai Technologies, Inc. (b)	53,182	4,002,477
Autodesk, Inc. (b)	45,567	5,852,625
Intuit, Inc.	31,241	6,380,662
Manhattan Associates, Inc. (b)	31,890	1,534,547
Open Text Corp.	145,199	5,401,403
RealPage, Inc. (b)	51,517	2,838,587
		26,010,301

	Shares	Value (Note 2)
TECHNOLOGY (continued)
Technology Services (3.67%)
FactSet Research Systems, Inc.	20,188	$4,065,056
IHS Markit, Ltd. (b)	25,911	1,374,060
Medidata Solutions, Inc. (b)	17,390	1,292,251
Paychex, Inc.	19,487	1,344,993
		8,076,360

TOTAL TECHNOLOGY		68,851,986

TOTAL COMMON STOCKS (Cost $95,082,392)		152,799,219

	Principal Amount	Value (Note 2)
CORPORATE BONDS (19.32%)
COMMUNICATIONS (1.15%)
Cable & Satellite (0.28%)
Comcast Corp.
3.375% 08/15/2025	$648,000	628,651

Entertainment Content (0.29%)
CBS Corp.
4.000% 01/15/2026	647,000	634,174

Wireless Telecommunications Services (0.58%)
AT&T, Inc.
4.250% 03/01/2027	635,000	629,495
AT&T, Inc.
4.450% 04/01/2024	4,000	4,082
Verizon Communications, Inc.
4.125% 03/16/2027	645,000	645,227
		1,278,804

TOTAL COMMUNICATIONS		2,541,629

CONSUMER DISCRETIONARY (2.47%)
Airlines (0.29%)
Southwest Airlines Co.
3.000% 11/15/2026	685,000	634,527

Apparel & Textile Products (0.30%)
Cintas Corp.
3.700% 04/01/2027	660,000	652,713

Automobiles Manufacturing (0.58%)
Ford Motor Co.
4.346% 12/08/2026	640,000	616,690
General Motors Co.
4.875% 10/02/2023	650,000	667,475
		1,284,165
Restaurants (0.28%)
McDonald's Corp.
6.300% 03/01/2038	507,000	621,678

Retail - Consumer Discretionary (1.02%)
Advance Auto Parts, Inc.
4.500% 12/01/2023	620,000	632,039
Advance Auto Parts, Inc.
5.750% 05/01/2020	3,000	3,110
Amazon.com, Inc.
5.200% 12/03/2025	885,000	977,612
Lowe's Cos., Inc.
2.500% 04/15/2026	680,000	623,645
		2,236,406

TOTAL CONSUMER DISCRETIONARY		5,429,489

	Principal Amount	Value (Note 2)
CONSUMER STAPLES (0.91%)
Food & Beverage (0.29%)
Anheuser-Busch InBev Finance, Inc.
3.650% 02/01/2026	$637,000	$626,556

Mass Merchants (0.33%)
Costco Wholesale Corp.
2.750% 05/18/2024	760,000	733,227

Supermarkets & Pharmacies (0.29%)
CVS Health Corp.
5.000% 12/01/2024	620,000	647,877

TOTAL CONSUMER STAPLES		2,007,660

ENERGY (2.17%)
Exploration & Production (0.29%)
Conoco Funding Co.
7.250% 10/15/2031	496,000	637,425

Pipeline (1.88%)
Boardwalk Pipelines LP
5.950% 06/01/2026	602,000	643,740
Enbridge Energy Partners LP
5.875% 10/15/2025	573,000	628,378
Enbridge Energy Partners LP
4.200% 09/15/2021	4,000	4,038
Enterprise Products Operating LLC
3.950% 02/15/2027	655,000	655,332
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.
4.500% 07/15/2023	507,000	503,097
ONEOK Partners LP
4.900% 03/15/2025	556,000	581,715
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	415,000	526,097
Williams Partners LP
3.900% 01/15/2025	603,000	596,087
		4,138,484

TOTAL ENERGY		4,775,909

FINANCIALS (3.76%)
Banks (0.29%)
Bank of America Corp., Series L
4.183% 11/25/2027	655,000	642,247

Consumer Finance (0.29%)
American Express Co.
3.625% 12/05/2024	638,000	633,737

Diversified Banks (1.15%)
Citigroup, Inc.
4.300% 11/20/2026	650,000	638,139
JPMorgan Chase & Co.
3.375% 05/01/2023	650,000	635,958
US Bancorp
3.100% 04/27/2026	669,000	632,692
Wells Fargo & Co., Series M
3.450% 02/13/2023	645,000	632,672
		2,539,461
Financial Services (1.18%)
Blackrock, Inc.
3.200% 03/15/2027	670,000	648,603
Morgan Stanley
2.750% 05/19/2022	695,000	674,406
National Rural Utilities Cooperative Finance Corp.
2.950% 02/07/2024	657,000	633,980

	Principal Amount	Value (Note 2)
Financial Services (continued)
Northern Trust Corp.
3.950% 10/30/2025	$626,000	$634,869
		2,591,858
Life Insurance (0.29%)
Metlife, Inc.
3.600% 11/13/2025	639,000	629,828

Property & Casualty Insurance (0.28%)
American International Group, Inc.
3.750% 07/10/2025	639,000	624,841

Real Estate (0.28%)
Welltower, Inc.
4.250% 04/01/2026	632,000	627,303

TOTAL FINANCIALS		8,289,275

HEALTH CARE (1.14%)
Managed Care (0.57%)
Anthem, Inc.
3.650% 12/01/2027	656,000	626,611
UnitedHealth Group, Inc.
3.750% 07/15/2025	632,000	634,790
		1,261,401
Pharmaceuticals (0.57%)
AbbVie, Inc.
3.600% 05/14/2025	639,000	623,516
Johnson & Johnson
5.850% 07/15/2038	497,000	623,763
		1,247,279

TOTAL HEALTH CARE		2,508,680

INDUSTRIALS (2.63%)
Aerospace & Defense (0.60%)
Lockheed Martin Corp.
3.100% 01/15/2023	680,000	671,573
Rockwell Collins, Inc.
3.500% 03/15/2027	670,000	643,414
		1,314,987
Commercial Services & Supplies (0.29%)
Waste Management, Inc.
3.150% 11/15/2027	680,000	642,382

Electrical Equipment Manufacturing (0.49%)
Emerson Electric Co.
5.000% 04/15/2019	1,000	1,018
General Electric Co.
5.875% 01/14/2038	535,000	616,119
Tyco Electronics Group SA
3.500% 02/03/2022	463,000	465,274
		1,082,411
Industrial Other (0.21%)
Fluor Corp.
3.375% 09/15/2021	469,000	469,546

Railroad (0.47%)
Burlington Northern Santa Fe LLC
4.700% 10/01/2019	1,000,000	1,019,344
Burlington Northern Santa Fe LLC
3.000% 03/15/2023	2,000	1,968
		1,021,312
Transportation & Logistics (0.28%)
United Parcel Service, Inc.
6.200% 01/15/2038	487,000	611,121

	Principal Amount	Value (Note 2)
Waste & Environmental Services & Equipment (0.29%)
Republic Services, Inc.
5.500% 09/15/2019	$1,000	$1,028
Republic Services, Inc.
3.375% 11/15/2027	670,000	637,606
		638,634

TOTAL INDUSTRIALS		5,780,393

TECHNOLOGY (0.23%)
Hardware (0.23%)
Corning, Inc.
6.625% 05/15/2019	502,000	514,068

TOTAL TECHNOLOGY		514,068

UTILITIES (4.86%)
Utilities (4.86%)
Ameren Illinois Co.
9.750% 11/15/2018	411,000	419,169
Arizona Public Service Co.
8.750% 03/01/2019	415,000	428,973
Baltimore Gas & Electric Co.
3.350% 07/01/2023	557,000	550,338
Black Hills Corp.
3.150% 01/15/2027	700,000	644,785
CenterPoint Energy Resources Corp.
4.500% 01/15/2021	346,000	353,148
CMS Energy Corp.
5.050% 03/15/2022	417,000	436,043
Dominion Energy, Inc., Series B
2.750% 09/15/2022	695,000	670,060
DTE Energy Co., Series C
3.500% 06/01/2024	645,000	629,895
Duke Energy Corp.
3.750% 04/15/2024	638,000	638,226
Edison International
2.400% 09/15/2022	565,000	535,939
Interstate Power & Light Co.
3.650% 09/01/2020	420,000	422,906
ITC Holdings Corp.
4.050% 07/01/2023	540,000	541,025
Jersey Central Power & Light Co.
7.350% 02/01/2019	521,000	531,701
Nevada Power Co.
7.125% 03/15/2019	3,000	3,080
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	460,000	521,571
PPL Capital Funding, Inc.
3.100% 05/15/2026	700,000	651,800
PSEG Power LLC
4.300% 11/15/2023	650,000	660,149
Puget Energy, Inc.
5.625% 07/15/2022	416,000	441,182
Sempra Energy
2.875% 10/01/2022	548,000	532,312
Southern Power Co., Series 15B
2.375% 06/01/2020	565,000	557,233
Wisconsin Electric Power Co.
3.100% 06/01/2025	558,000	537,795

TOTAL UTILITIES		10,707,330

TOTAL CORPORATE BONDS (Cost $43,776,061)		42,554,433

FOREIGN GOVERNMENT BONDS (0.37%)
Province of Quebec Canada, Series NN
7.125% 02/09/2024	351,000	415,979

	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT BONDS (continued)
Corp Andina de Fomento
8.125% 06/04/2019	$375,000	$391,391

TOTAL FOREIGN GOVERNMENT BONDS (Cost $815,378)		807,370

GOVERNMENT & AGENCY OBLIGATIONS (6.63%)
U.S. Treasury Note
1.500% 01/31/2019	7,000,000	6,974,570

U.S. Treasury Bond
2.875% 05/15/2028	2,000,000	1,985,977
U.S. Treasury Bond
1.500% 08/15/2026	689,000	618,028
U.S. Treasury Bond
6.500% 11/15/2026	77,000	97,197
U.S. Treasury Note
0.875% 07/31/2019	5,000,000	4,922,168

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $14,660,912)		14,597,940

	Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.05%)
MONEY MARKET FUND (0.90%)
Fidelity Institutional Money Market Government Portfolio - Class I	1.80	%(c)	1,978,654	1,978,654

U.S. TREASURY BILLS (3.15%)
United States Treasury Bill, 12/06/2018	0.62	%(d)	7,000,000	6,949,994

TOTAL SHORT TERM INVESTMENTS (Cost $8,937,432)				8,928,648

TOTAL INVESTMENTS (99.75%) (Cost $163,277,873)				$219,693,119

Other Assets In Excess Of Liabilities (0.25%)				559,532

NET ASSETS (100.00%)				$220,252,651

(a)	Less than 0.005%.
(b)	Non-Income Producing Security.
(c)	Represents the 7-day yield.
(d)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Invesments
July 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Invesments
July 31, 2018 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The Disciplined Growth Investors Fund	Quarterly Notes to Portfolio of Invesments
July 31, 2018 (Unaudited)

The following is a summary of each input used to value the Fund as of July 31, 2018:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Funds	$5,509	$–	$–	$5,509
Common Stocks	152,799,219	–	–	152,799,219
Corporate Bonds(a)	–	42,554,433	–	42,554,433
Foreign Government Bonds	–	807,370	–	807,370
Government & Agency Obligations	–	14,597,940	–	14,597,940
Short Term Investments
Money Market Fund	–	–	–	1,978,654
U.S. Treasury Bills	–	6,949,994	–	6,949,994
TOTAL	$152,804,728	$64,909,737	$–	$219,693,119

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the three months ended July 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

The Disciplined Growth Investors Fund	Common Stock	Total
Balance as of April 30, 2018	$41,846	$41,846
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	224,254	224,254
Purchases	-	-
Sale Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	(266,100)	(266,100)
Balance as of July 31, 2018	$-	$-
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at July 31, 2018	$-	$-

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Schedule of Investments

Emerald Growth Fund

July 31, 2018 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 96.52%
Consumer Discretionary: 17.55%
688,602	American Eagle Outfitters, Inc.	$17,338,998
1,283,779	Chegg, Inc.(a)	35,560,678
110,391	Children's Place, Inc.	13,567,054
187,299	Chuy's Holdings, Inc.(a)	5,928,013
470,198	Del Taco Restaurants, Inc.(a)	6,084,362
436,667	Entercom Communications Corp., Class A	3,296,836
222,162	Five Below, Inc.(a)	21,585,260
383,700	Instructure, Inc.(a)	14,849,190
69,544	Jack in the Box, Inc.	5,858,387
251,986	Marcus Corp.	9,714,060
287,776	Meritage Homes Corp.(a)	12,417,534
397,512	Noodles & Co.(a)	4,154,000
400,965	Nutrisystem, Inc.	16,038,600
198,716	Ollie's Bargain Outlet Holdings, Inc.(a)	13,810,762
328,673	Planet Fitness, Inc., Class A(a)	15,618,541
273,179	Pluralsight, Inc., Class A(a)	6,340,485
91,851	Red Robin Gourmet Burgers, Inc.(a)	4,344,552
464,135	SeaWorld Entertainment, Inc.(a)	9,886,076
303,674	Steven Madden, Ltd.	16,413,580
362,375	Tilly's, Inc., Class A	5,616,813
		238,423,781

Consumer Staples: 2.10%
451,962	Freshpet, Inc.(a)	13,106,898
51,690	National Beverage Corp.(a)	5,453,812
597,911	Simply Good Foods Co.(a)	9,973,155
		28,533,865

Energy: 3.02%
904,677	Callon Petroleum Co.(a)	9,734,325
207,693	Delek US Holdings, Inc.	11,074,191
350,000	Enphase Energy, Inc.(a)	2,082,500
775,270	Extraction Oil & Gas, Inc.(a)	11,722,082
525,000	Ring Energy, Inc.(a)	6,489,000
		41,102,098

Financial Services: 13.88%
104,850	BofI Holding, Inc.(a)	4,091,247
915,163	Cadence BanCorp	24,919,889
40,144	CNB Financial Corp.	1,244,865
485,540	FCB Financial Holdings, Inc., Class A(a)	24,762,540
122,502	First Choice Bancorp	3,515,807
82,881	First Foundation, Inc.(a)	1,302,889
		Value
Shares		(Note 2)
Financial Services (continued)
320,465	Industrial Logistics Properties Trust, REIT	$7,402,742
57,823	LendingTree, Inc.(a)	13,808,132
391,230	Live Oak Bancshares, Inc.	11,130,494
88,795	Merchants Bancorp	2,176,365
209,590	Moelis & Co., Class A	13,329,924
544,605	Monmouth Real Estate Investment Corp.	9,078,565
229,926	National Commerce Corp.(a)	10,024,774
350,335	OceanFirst Financial Corp.	10,219,272
400,221	Opus Bank	11,326,254
528,186	Pacific Premier Bancorp, Inc.(a)	19,542,882
199,849	Triumph Bancorp, Inc.(a)	7,664,209
322,454	Union Bankshares Corp.	13,062,612
		188,603,462

Health Care: 22.47%
313,474	Adamas Pharmaceuticals, Inc.(a)	7,454,412
230,744	Aimmune Therapeutics, Inc.(a)	6,673,116
708,091	Alder Biopharmaceuticals, Inc.(a)	13,418,324
98,650	Allakos, Inc.(a)	4,021,960
298,447	Amicus Therapeutics, Inc.(a)	4,342,404
231,410	Arena Pharmaceuticals, Inc.(a)	8,930,112
211,897	Assembly Biosciences, Inc.(a)	9,372,204
269,960	AtriCure, Inc.(a)	7,734,354
203,941	Avrobio, Inc.(a)	6,526,112
252,920	Biohaven Pharmaceutical Holding Co., Ltd.(a)	8,730,798
314,571	Catalent, Inc.(a)	13,117,611
174,287	Clovis Oncology, Inc.(a)	7,693,028
381,448	ConforMIS, Inc.(a)	366,190
330,494	Deciphera Pharmaceuticals, Inc.(a)	11,368,994
289,253	Dicerna Pharmaceuticals, Inc.(a)	3,644,588
200,000	Eloxx Pharmaceuticals, Inc.(a)	3,034,000
190,953	FibroGen, Inc.(a)	12,049,134
186,111	G1 Therapeutics, Inc.(a)	9,556,800
374,674	Insmed, Inc.(a)	9,318,142
118,105	Integer Holdings Corp.(a)	8,438,602
557,396	K2M Group Holdings, Inc.(a)	11,354,157
287,711	Karyopharm Therapeutics, Inc.(a)	5,115,502
48,790	Loxo Oncology, Inc.(a)	8,176,716
174,830	Merit Medical Systems, Inc.(a)	9,493,269
645,053	NeoGenomics, Inc.(a)	9,030,742
529,588	OraSure Technologies, Inc.(a)	8,891,783
189,099	Puma Biotechnology, Inc.(a)	9,105,117
266,588	Reata Pharmaceuticals, Inc., Class A(a)	18,690,485
250,510	Replimune Group, Inc.(a)	3,755,145
146,001	Sarepta Therapeutics, Inc.(a)	16,971,156
186,939	Savara, Inc.(a)	2,058,198
281,980	Senseonics Holdings, Inc.(a)	1,037,686
73,000	Sientra, Inc.(a)	1,494,310

		Value
Shares		(Note 2)
Health Care (continued)
350,000	T2 Biosystems, Inc.(a)	$2,096,500
94,360	Tabula Rasa HealthCare, Inc.(a)	5,495,526
436,650	Tandem Diabetes Care, Inc.(a)	12,034,074
275,169	Teladoc, Inc.(a)	16,468,865
400,000	Vericel Corp.(a)	4,180,000
72,430	Zogenix, Inc.(a)	4,110,403
		305,350,519

Materials & Processing: 5.31%
277,081	Allegheny Technologies, Inc.(a)	7,702,852
289,508	Carpenter Technology Corp.	15,856,353
56,752	Innospec, Inc.	4,594,074
502,731	PQ Group Holdings, Inc.(a)	9,059,213
335,946	Trex Co., Inc.(a)	26,116,442
174,983	US Concrete, Inc.(a)	8,836,642
		72,165,576

Producer Durables: 9.76%
411,378	Air Transport Services Group, Inc.(a)	9,268,346
169,692	Atlas Air Worldwide Holdings, Inc.(a)	11,377,849
47,752	Blue Bird Corp.(a)	1,076,808
641,975	Daseke, Inc.(a)	5,578,763
112,590	Dycom Industries, Inc.(a)	10,038,524
140,962	Evoqua Water Technologies Corp.(a)	3,008,129
336,922	H&E Equipment Services, Inc.	12,395,360
365,344	Kennametal, Inc.	14,233,802
769,646	Kratos Defense & Security Solutions, Inc.(a)	9,943,826
106,163	NV5 Global, Inc.(a)	7,994,074
211,574	Tetra Tech, Inc.	12,863,699
116,067	TopBuild Corp.(a)	8,621,457
191,343	TriNet Group, Inc.(a)	10,303,821
415,770	Tutor Perini Corp.(a)	7,691,745
623,633	US Xpress Enterprises, Inc., Class A(a)	8,169,592
		132,565,795

Technology: 18.77%
236,340	Alarm.com Holdings, Inc.(a)	10,131,896
524,679	Box, Inc., Class A(a)	12,571,309
658,785	Ciena Corp.(a)	16,733,139
259,707	Cloudera, Inc.(a)	3,477,477
187,018	EPAM Systems, Inc.(a)	24,351,614
315,516	ForeScout Technologies, Inc.(a)	10,714,923
477,200	Glu Mobile, Inc.(a)	2,543,476
237,828	GTT Communications, Inc.(a)	10,571,454
185,354	II-VI, Inc.(a)	7,265,877
279,118	Imperva, Inc.(a)	12,909,207
288,737	Internap Corp.(a)	2,852,721
730,058	Leaf Group, Ltd.(a)	8,541,679
114,043	Lumentum Holdings, Inc.(a)	5,958,747
202,902	Mercury Systems, Inc.(a)	8,467,100
331,360	Model N, Inc.(a)	6,179,864
		Value
Shares		(Note 2)
Technology (continued)
93,284	Monolithic Power Systems, Inc.	$12,376,921
469,206	PlayAGS, Inc.(a)	13,395,831
160,820	Proofpoint, Inc.(a)	18,341,521
304,190	Pure Storage, Inc., Class A(a)	6,588,755
116,046	Q2 Holdings, Inc.(a)	6,864,121
270,865	Rapid7, Inc.(a)	7,532,756
221,026	Reis, Inc.	4,718,905
189,578	Sailpoint Technologies Holding, Inc.(a)	4,566,934
546,426	USA Technologies, Inc.(a)	7,349,430
360,161	Varonis Systems, Inc.(a)	21,528,624
199,587	Vocera Communications, Inc.(a)	6,023,536
70,873	Zscaler, Inc.(a)	2,502,526
		255,060,343

Utilities: 3.66%
256,290	Boingo Wireless, Inc.(a)	5,922,862
153,911	Cogent Communications Holdings, Inc.	7,995,677
533,334	Fusion Telecommunications International, Inc.(a)	2,138,669
197,613	Shenandoah Telecommunications Co.	6,521,229
2,124,695	Vonage Holdings Corp.(a)	27,217,343
		49,795,780

	Total Common Stocks (Cost $973,040,582)	1,311,601,219

SHORT TERM INVESTMENTS: 3.25%
	Dreyfus Government Cash Management Fund - Institutional Class
44,161,586	1.814% (7-Day Yield)	44,161,586

	Total Short Term Investments (Cost $44,161,586)	44,161,586

Total Investments: 99.77% (Cost $1,017,202,168)		1,355,762,805

Other Assets In Excess Of Liabilities: 0.23%		3,124,020
Net Assets: 100.00%		$1,358,886,825

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Small Cap Value Fund

July 31, 2018 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 91.09%
Consumer Discretionary: 10.56%
2,558	Aaron's, Inc.	$110,787
8,691	Gray Television, Inc.(a)	134,276
1,587	Matthews International Corp., Class A	83,397
7,603	Meritor, Inc.(a)	156,621
3,023	Nutrisystem, Inc.	120,920
2,096	Penske Automotive Group, Inc.	109,411
1,299	Viad Corp.	74,563
4,950	ZAGG, Inc.(a)	73,755
		863,730

Energy: 7.69%
5,378	Extraction Oil & Gas, Inc.(a)	81,315
5,527	Keane Group, Inc.(a)	77,986
3,655	Liberty Oilfield Services, Inc., Class A(a)	71,638
3,515	Mammoth Energy Services, Inc.(a)	130,828
7,963	SRC Energy, Inc.(a)	90,141
8,351	Superior Energy Services, Inc.(a)	82,174
1,913	Whiting Petroleum Corp.(a)	94,981
		629,063

Financial Services: 42.87%
2,283	BancorpSouth Bank	75,111
4,950	Baycom Corp.(a)	120,088
3,903	BofI Holding, Inc.(a)	152,294
3,400	CNB Financial Corp.	105,434
3,220	ConnectOne Bancorp, Inc.	79,856
2,950	Customers Bancorp, Inc.(a)	75,137
1,320	Eagle Bancorp, Inc.(a)	71,346
9,458	Elevate Credit, Inc.(a)	88,149
2,071	Employers Holdings, Inc.	96,198
3,290	Entegra Financial Corp.(a)	95,904
3,897	ESSA Bancorp, Inc.	61,183
2,178	First Bancorp	90,213
5,400	First Defiance Financial Corp.	173,663
2,898	First Financial Bancorp	87,954
941	First Merchants Corp.	44,415
2,929	First of Long Island Corp.	63,852
800	First Savings Financial Group, Inc.	55,400
1,892	FS Bancorp, Inc.	116,112
1,457	Hancock Whitney Corp.	73,214
3,670	Investar Holding Corp.	98,356
3,638	Live Oak Bancshares, Inc.	103,501
1,330	Meta Financial Group, Inc.	118,969
1,825	Moelis & Co., Class A	116,070
3,107	Northeast Bancorp	66,645
1,420	Northrim BanCorp, Inc.	57,226
2,893	OceanFirst Financial Corp.	84,389
2,324	PCSB Financial Corp.	45,736
		Value
Shares		(Note 2)
Financial Services (continued)
4,545	PennyMac Financial Services, Inc., Class A(a)	$87,037
2,924	People's Utah Bancorp	106,287
2,380	Popular, Inc.	118,119
1,457	Preferred Bank	90,684
3,600	Rexford Industrial Realty, Inc., REIT	110,304
2,142	Standard AVB Financial Corp.	65,759
3,650	Summit Financial Group, Inc.	93,440
1,740	Timberland Bancorp, Inc.	63,023
2,172	TriCo Bancshares	84,317
3,333	TriState Capital Holdings, Inc.(a)	97,990
2,060	Union Bankshares Corp.	83,451
8,410	Western New England Bancorp, Inc.	91,249
		3,508,075

Health Care: 3.78%
2,869	Acadia Healthcare Co., Inc.(a)	113,268
1,217	Biohaven Pharmaceutical Holding Co., Ltd.(a)	42,011
1,336	Insmed, Inc.(a)	33,226
6,770	Invacare Corp.	120,845
		309,350

Materials & Processing: 9.36%
13,400	AK Steel Holding Corp.(a)	62,042
1,877	Apogee Enterprises, Inc.	95,277
6,381	Builders FirstSource, Inc.(a)	114,411
3,131	Kirkland Lake Gold, Ltd.	68,663
3,233	Koppers Holdings, Inc.(a)	121,399
2,538	PolyOne Corp.	113,829
1,933	Universal Forest Products, Inc.	71,212
2,352	US Concrete, Inc.(a)	118,776
		765,609

Producer Durables: 7.55%
4,534	Blue Bird Corp.(a)	102,242
872	Dycom Industries, Inc.(a)	77,748
20,933	Goldfield Corp.(a)	99,432
1,999	ICF International, Inc.	147,225
1,437	OSI Systems, Inc.(a)	114,615
4,131	Tutor Perini Corp.(a)	76,424
		617,686

Technology: 7.94%
3,893	ARRIS International PLC(a)	98,337
4,924	Kulicke & Soffa Industries, Inc.	129,796
12,540	Photronics, Inc.(a)	112,860
4,152	PlayAGS, Inc.(a)	118,540
4,653	Tower Semiconductor, Ltd.(a)	96,084
5,647	Xperi Corp.	94,023
		649,640

		Value
Shares		(Note 2)
Utilities: 1.34%
8,572	Vonage Holdings Corp.(a)	$109,807

	Total Common Stocks (Cost $6,138,809)	7,452,960

SHORT TERM INVESTMENTS: 7.96%
	Dreyfus Government Cash Management Fund - Institutional Class
651,193	1.814% (7-Day Yield)	651,193

	Total Short Term Investments (Cost $651,193)	651,193

Total Investments: 99.05% (Cost $6,790,002)		8,104,153

Other Assets In Excess Of Liabilities: 0.95%		78,099
Net Assets: 100.00%		$8,182,252

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Insights Fund

July 31, 2018 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 97.46%
Consumer Discretionary: 19.40%
352	Amazon.com, Inc.(a)	$625,659
1,996	BorgWarner, Inc.	91,856
669	Burlington Stores, Inc.(a)	102,230
13,994	Chegg, Inc.(a)	387,634
3,757	Cinemark Holdings, Inc.	134,951
4,127	Harley-Davidson, Inc.	177,007
536	Home Depot, Inc.	105,871
3,208	MGM Resorts International	100,635
2,210	Nutrisystem, Inc.	88,400
964	Royal Caribbean Cruises, Ltd.	108,700
8,549	SeaWorld Entertainment, Inc.(a)	182,094
1,944	Tenneco, Inc.	89,618
		2,194,655

Consumer Staples: 3.00%
300	Boston Beer Co., Inc., Class A(a)	82,485
1,993	Energizer Holdings, Inc.	126,914
1,228	National Beverage Corp.(a)	129,566
		338,965

Energy: 5.86%
1,247	Delek US Holdings, Inc.	66,490
9,751	Extraction Oil & Gas, Inc.(a)	147,435
2,063	Keane Group, Inc.(a)	29,109
1,597	Mammoth Energy Services, Inc.(a)	59,440
4,856	Oasis Petroleum, Inc.(a)	59,340
7,562	Patterson-UTI Energy, Inc.	130,067
1,880	Viper Energy Partners LP	60,123
5,938	WPX Energy, Inc.(a)	111,456
		663,460

Financial Services: 8.59%
609	Affiliated Managers Group, Inc.	97,446
434	Alliance Data Systems Corp.	97,598
3,108	Bank of America Corp.	95,975
1,639	Citigroup, Inc.	117,828
1,023	LendingTree, Inc.(a)	244,292
366	SBA Communications Corp., REIT(a)	57,920
264	SVB Financial Group(a)	81,280
917	Visa, Inc., Class A	125,391
956	Western Alliance Bancorp(a)	54,224
		971,954

Health Care: 15.46%
1,246	Abbott Laboratories	81,663
955	AbbVie, Inc.	88,080
2,062	Acadia Healthcare Co., Inc.(a)	81,408
3,394	Alder Biopharmaceuticals, Inc.(a)	64,316
		Value
Shares		(Note 2)
Health Care (continued)
961	Alnylam Pharmaceuticals, Inc.(a)	$91,295
1,505	Biohaven Pharmaceutical Holding Co., Ltd.(a)	51,953
3,482	BioTelemetry, Inc.(a)	182,805
942	Clovis Oncology, Inc.(a)	41,580
2,588	Deciphera Pharmaceuticals, Inc.(a)	89,027
10,964	Dicerna Pharmaceuticals, Inc.(a)	138,146
5,638	Inovio Pharmaceuticals, Inc.(a)	22,608
3,167	Insmed, Inc.(a)	78,763
1,856	Integer Holdings Corp.(a)	132,611
1,183	Puma Biotechnology, Inc.(a)	56,961
1,150	Reata Pharmaceuticals, Inc., Class A(a)	80,627
337	Sage Therapeutics, Inc.(a)	48,636
1,584	Sarepta Therapeutics, Inc.(a)	184,124
2,968	Teladoc, Inc.(a)	177,635
750	Veeva Systems, Inc., Class A(a)	56,723
		1,748,961

Materials & Processing: 5.55%
1,853	Berry Global Group, Inc.(a)	90,519
5,169	GMS, Inc.(a)	135,634
1,012	Innospec, Inc.	81,921
1,307	Koppers Holdings, Inc.(a)	49,078
2,521	Masco Corp.	101,672
1,012	Scotts Miracle-Gro Co.	80,383
1,140	Trex Co., Inc.(a)	88,624
		627,831

Producer Durables: 8.11%
252	CoStar Group, Inc.(a)	104,794
12,067	Daseke, Inc.(a)	104,862
1,122	Dycom Industries, Inc.(a)	100,038
2,911	Kratos Defense & Security Solutions, Inc.(a)	37,610
1,672	OSI Systems, Inc.(a)	133,359
741	Parker-Hannifin Corp.	125,266
2,585	Quanta Services, Inc.(a)	88,071
1,517	Southwest Airlines Co.	88,229
1,067	TopBuild Corp.(a)	79,257
378	United Rentals, Inc.(a)	56,246
		917,732

Technology: 29.78%
161	Adobe Systems, Inc.(a)	39,393
1,741	Alarm.com Holdings, Inc.(a)	74,637
287	Alphabet, Inc., Class A(a)	352,212
2,565	Apple, Inc.	488,094
356	Coherent, Inc.(a)	56,269
1,878	Facebook, Inc., Class A(a)	324,105
1,742	Fortinet, Inc.(a)	109,589
4,162	Internap Corp.(a)	41,121
377	IPG Photonics Corp.(a)	61,843
644	Lumentum Holdings, Inc.(a)	33,649

		Value
Shares		(Note 2)
Technology (continued)
522	Micron Technology, Inc.(a)	$27,556
5,195	Microsoft Corp.	551,086
480	NVIDIA Corp.	117,533
3,100	ON Semiconductor Corp.(a)	68,355
530	Palo Alto Networks, Inc.(a)	105,078
13,087	Pixelworks, Inc.(a)	42,664
7,680	PlayAGS, Inc.(a)	219,264
1,138	Proofpoint, Inc.(a)	129,789
793	PTC, Inc.(a)	72,885
684	salesforce.com, Inc.(a)	93,811
530	ServiceNow, Inc.(a)	93,259
663	Splunk, Inc.(a)	63,714
302	Take-Two Interactive Software, Inc.(a)	34,132
2,820	Varonis Systems, Inc.(a)	168,565
		3,368,603

Utilities: 1.71%
15,121	Vonage Holdings Corp.(a)	193,700

	Total Common Stocks (Cost $9,322,304)	11,025,861

MASTER LIMITED PARTNERSHIPS: 0.52%
Financial Services: 0.52%
1,086	Lazard, Ltd., Class A	58,970

	Total Master Limited Partnerships (Cost $35,382)	58,970

SHORT TERM INVESTMENTS: 1.54%
	Dreyfus Government Cash Management Fund - Institutional Class
173,878	1.814% (7-Day Yield)	173,878

	Total Short Term Investments (Cost $173,878)	173,878

Total Investments: 99.52% (Cost $9,531,564)		11,258,709

Other Assets In Excess Of Liabilities: 0.48%		54,504
Net Assets: 100.00%		$11,313,213

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Schedule of Investments

Emerald Banking and Finance Fund

July 31, 2018 (Unaudited)

		Value
Shares		(Note 2)
COMMON STOCKS: 98.33%
Financial Services: 95.29%
Asset Management & Custodian: 2.23%
200,000	Focus Financial Partners, Inc., Class A(a)	$8,148,000
179,260	KKR & Co., Inc., Class A	4,908,139
		13,056,139

Banks: Diversified: 71.78%
100,000	1st Source Corp.	5,656,000
59,178	American Business Bank(a)	2,383,394
169,900	American Riviera Bank(a)	3,228,100
424,577	Bank of Commerce Holdings	5,307,213
238,604	Bank of NT Butterfield & Son, Ltd.	11,801,354
241,551	Baycom Corp.(a)	5,860,027
722,896	Bridgewater Bancshares, Inc.(a)	9,216,924
224,440	Business First Bancshares, Inc.	5,801,774
457,815	Byline Bancorp, Inc.(a)	10,319,150
142,418	Cadence BanCorp	3,878,042
145,214	Carolina Financial Corp.	6,062,685
344,000	Carolina Trust Bancshares, Inc.(a)	2,855,200
358,750	CBTX, Inc.	13,410,075
273,224	CenterState Bank Corp.	7,581,966
118,810	Civista Bancshares, Inc.	2,938,171
150,002	CNB Financial Corp.	4,651,562
437,810	Coastal Financial Corp.(a)	7,110,034
228,773	Equity Bancshares, Inc., Class A(a)	9,265,307
351,830	Esquire Financial Holdings, Inc.(a)	8,985,738
170	Farmers & Merchants Bank of Long Beach	1,411,000
114,127	FCB Financial Holdings, Inc., Class A(a)	5,820,477
113,927	First Bancshares, Inc.	4,391,886
588,963	First Bank	8,333,826
163,498	First Choice Bancorp	4,692,393
178,105	First Foundation, Inc.(a)	2,799,811
277,000	First Internet Bancorp	8,808,600
41,281	First Merchants Corp.	1,948,463
106,651	First Mid-Illinois Bancshares, Inc.	4,299,102
125,475	First Resource Bank(a)	1,421,004
258,714	Freedom Bank of Virginia(a)	3,081,284
66,405	FS Bancorp, Inc.	4,075,275
92,837	FVCBankcorp, Inc.	1,694,275
169,868	Gold Coast Bancorp, Inc.(a)	2,271,985
200,000	Guaranty Bancshares, Inc.	6,272,000
211,862	Heritage Commerce Corp.	3,226,658
254,042	Investar Holding Corp.	6,808,326
121,689	John Marshall Bancorp, Inc.(a)	2,215,957
65,781	Lakeland Bancorp, Inc.	1,276,151
197,180	Level One Bancorp, Inc.	5,422,450
269,682	Live Oak Bancshares, Inc.	7,672,453
53	Mechanics Bank(a)	1,749,000
		Value
Shares		(Note 2)
Banks: Diversified (continued)
503,773	Merchants Bancorp	$12,347,476
207,881	Metropolitan Bank Holding Corp.(a)	10,215,272
239,209	National Commerce Corp.(a)	10,429,512
48,060	Nicolet Bankshares, Inc.(a)	2,660,121
203,594	Old Line Bancshares, Inc.	6,979,202
199,383	OP Bancorp(a)	2,518,207
158,129	Opus Bank	4,475,051
150,710	Origin Bancorp, Inc.	6,121,840
599,284	Pacific Mercantile Bancorp(a)	5,872,983
260,115	Pacific Premier Bancorp, Inc.(a)	9,624,255
212,884	People's Utah Bancorp	7,738,333
240,584	Professional Holding Corp.(a)	4,330,512
398,258	RBB Bancorp	12,015,444
254,684	Seacoast Commerce Banc Holdings	5,164,992
246,130	ServisFirst Bancshares, Inc.	10,398,993
200,000	SmartFinancial, Inc.(a)	5,140,000
71,032	Southern First Bancshares, Inc.(a)	3,121,856
262,100	Spirit Of Texas Bancshares Inc(a)	5,734,748
300,000	Stewardship Financial Corp.	3,240,000
182,747	Sussex Bancorp	5,235,702
42,656	SVB Financial Group(a)	13,132,929
836,952	The Bancorp, Inc.(a)	8,126,804
530,851	TriState Capital Holdings, Inc.(a)	15,607,019
321,966	Triumph Bancorp, Inc.(a)	12,347,396
231,891	Union Bankshares Corp.	9,393,904
168,750	Unity Bancorp, Inc.	4,117,500
135,517	Veritex Holdings, Inc.(a)	4,176,634
109,942	West Town Bancorp, Inc.(a)	3,141,593
		419,413,370

Banks: Savings, Thrift & Mortgage Lending: 7.84%
230,146	Heritage Financial Corp.	8,066,617
267,003	Malvern Bancorp, Inc.(a)	6,608,324
95,689	Meta Financial Group, Inc.	8,559,381
102,892	OceanFirst Financial Corp.	3,001,360
775,000	Sterling Bancorp, Inc.	9,935,500
169,608	WSFS Financial Corp.	9,616,774
		45,787,956

Commercial Finance & Mortgage Companies: 0.51%
96,527	Marlin Business Services, Inc.	2,973,031

Consumer Lending: 3.96%
316,527	Curo Group Holdings Corp.(a)	8,239,198
62,481	LendingTree, Inc.(a)	14,920,463
		23,159,661

Financial Data & Systems: 3.16%
137,093	Cardlytics, Inc.(a)	2,580,090
17,100	Cass Information Systems, Inc.	1,151,685
201,784	Evo Payments, Inc., Class A(a)	4,267,732
39,270	Green Dot Corp., Class A(a)	3,114,896
8,930	WEX, Inc.(a)	1,695,093

		Value
Shares		(Note 2)
Financial Data & Systems (continued)
68,910	Worldpay, Inc., Class A(a)	$5,663,713
		18,473,209

Insurance: Multi Line: 0.35%
50,000	James River Group Holdings, Ltd.	2,069,500

Insurance: Property-Casualty: 3.23%
212,221	Goosehead Insurance, Inc., Class A(a)	5,766,045
185,000	Kingstone Cos., Inc.	3,024,750
42,570	Kinsale Capital Group, Inc.	2,521,208
361,308	NMI Holdings, Inc., Class A(a)	7,551,337
		18,863,340

Real Estate Investment Trusts: 0.66%
118,310	Innovative Industrial Properties, Inc., REIT	3,830,878

Real Estate Services: 1.57%
13,429	eXp World Holdings, Inc.(a)	190,289
438,107	Newmark Group, Inc., Class A	6,107,212
51,020	Zillow Group, Inc., Class A(a)	2,875,997
		9,173,498

Technology: 3.04%
Computer Services Software & Systems: 3.04%
42,460	Blucora, Inc.(a)	1,475,485
141,914	Q2 Holdings, Inc.(a)	8,394,213
106,158	RealPage, Inc.(a)	5,849,306
83,290	Zuora, Inc., Class A(a)	2,043,104
		17,762,108

	Total Common Stocks (Cost $424,952,730)	574,562,690
SHORT TERM INVESTMENTS: 0.78%
	Dreyfus Government Cash Management Fund - Institutional Class
4,581,659	1.814% (7-Day Yield)	4,581,659

	Total Short Term Investments (Cost $4,581,659)	4,581,659

Total Investments: 99.11% (Cost $429,534,389)		579,144,349

Other Assets In Excess Of Liabilities: 0.89%		5,185,029
Net Assets: 100.00%		$584,329,378

(a)	Non-income producing security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Emerald Growth Fund, Emerald Small Cap Value Fund, Emerald Insights Fund, and Emerald Banking and Finance Fund (each a “Fund” and collectively, the “Funds”). The Emerald Small Cap Value Fund is a successor to a previously operational fund which was a series of Elessar Funds Investment Trust, a Delaware statutory trust, and was organized into a series of the Trust effective as of the close of business on June 26, 2015. Effective March 3, 2015, the Board approved changing the fiscal year end of the Emerald Small Cap Value Fund from September 30 to April 30.

The Emerald Growth Fund and Emerald Insights Fund seek to achieve long-term growth through capital appreciation. The Emerald Small Cap Value Fund seeks long-term capital appreciation. The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when Emerald Mutual Fund Advisers Trust, (the “Adviser”), believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2018 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2018:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Growth Fund
Common Stocks(a)	$1,311,601,219	$–	$–	$1,311,601,219
Short Term Investments	44,161,586	–	–	44,161,586
TOTAL	$1,355,762,805	$–	$–	$1,355,762,805

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Small Cap Value Fund
Common Stocks(a)	$7,452,960	$–	$–	$7,452,960
Short Term Investments	651,193	–	–	651,193
TOTAL	$8,104,153	$–	$–	$8,104,153

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Insights Fund
Common Stocks(a)	$11,025,861	$–	$–	$11,025,861
Master Limited Partnerships(a)	58,970	–	–	58,970
Short Term Investments	173,878	–	–	173,878
TOTAL	$11,258,709	$–	$–	$11,258,709

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Banking and Finance Fund
Common Stocks
Banks: Diversified	$415,082,858	$4,330,512	$–	$419,413,370
Other(a)	155,149,320	–	–	155,149,320
Short Term Investments	4,581,659	–	–	4,581,659
TOTAL	$574,813,837	$4,330,512	$–	$579,144,349

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments
July 31, 2018 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the three months ended July 31, 2018, the Funds had the following transfers between Level 1 and Level 2 securities.

	Level 1		Level 2
Emerald Small Cap Value Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$65,759	$-	$-	$(65,759)
Total	$65,759	$-	$-	$(65,759)

	Level 1		Level 2
Emerald Banking and Finance Fund	Transfer In	Transfers (Out)	Transfer In	Transfers (Out)
Common Stocks	$10,217,548	$-	$-	$(10,217,548)
Total	$10,217,548	$-	$-	$(10,217,548)

The transfer amounts disclosed in the table above represent the value of the securities as of July 31, 2018 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2018. The above transfers from Level 2 to Level 1 were due to the ability to obtain a closing market price within an active market for a security that previously had no market to trade. For the three months ended July 31, 2018, the Emerald Growth Fund and Emerald Insights Fund did not have any transfers between Level 1 and Level 2 securities.

For the three months ended July 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Funds utilize an average of the prior year’s reallocation information as an estimate for the current year character of distributions.

Grandeur Peak Emerging Markets Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (92.96%)
Argentina (1.30%)
Despegar.com Corp.(a)	139,525	$2,932,815
Globant SA(a)	51,502	2,855,271
		5,788,086

Bangladesh (1.07%)
Olympic Industries, Ltd.	272,639	672,278
Square Pharmaceuticals, Ltd.	1,274,822	4,073,585
		4,745,863

Brazil (3.56%)
Fleury SA	606,200	4,386,644
Hapvida Participacoes e Investimentos SA(a)(b)(c)	53,600	396,720
Hypermarcas SA	221,300	1,639,128
M Dias Branco SA	218,700	2,248,008
Pagseguro Digital, Ltd., Class A(a)	117,850	3,172,522
Raia Drogasil SA	161,900	3,199,782
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	164,200	794,029
		15,836,833

China (15.09%)
58.com, Inc., ADR(a)	48,100	3,235,206
AK Medical Holdings, Ltd.(b)(c)	1,882,000	1,114,950
Alibaba Group Holding, Ltd., Sponsored ADR(a)	14,950	2,799,088
ANTA Sports Products, Ltd.	644,000	3,281,926
BBI Life Sciences Corp.(c)	9,968,500	3,695,777
China Medical System Holdings, Ltd.	5,664,000	9,684,087
CSPC Pharmaceutical Group, Ltd.	950,000	2,481,192
Ctrip.com International, Ltd., ADR(a)	75,175	3,093,451
Essex Bio-technology, Ltd.	4,604,000	3,742,303
Hangzhou Robam Appliances Co., Ltd.(a)	365,200	1,539,655
Huya, Inc., ADR(a)	16,302	524,924
JD.com, Inc., ADR(a)	98,150	3,519,659
Man Wah Holdings, Ltd.	3,743,400	2,756,620
O2Micro International, Ltd., ADR(a)	462,244	855,151
On-Bright Electronics, Inc.	534,941	4,953,805
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	620,800	4,298,671
Silergy Corp.	301,422	6,921,659
Tencent Holdings, Ltd.	49,900	2,258,169
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	1,548,500	3,342,008
		Value
	Shares	(Note 2)
China (continued)
Yum China Holdings, Inc.	85,950	$3,101,076
		67,199,377

Colombia (2.35%)
Amerisur Resources PLC(a)	7,380,422	1,379,455
Gran Tierra Energy, Inc.(a)	843,275	2,808,106
Parex Resources, Inc.(a)	356,831	6,298,066
		10,485,627

Egypt (1.74%)
African Export-Import Bank, GDR	500,000	1,960,000
Commercial International Bank Egypt SAE	374,454	1,759,745
Integrated Diagnostics Holdings PLC(b)(c)	371,100	1,577,175
Obour Land For Food Industries	2,116,943	2,440,349
		7,737,269

Georgia (2.46%)
BGEO Group PLC	122,812	2,942,168
Georgia Capital PLC(a)	122,812	1,593,272
Georgia Healthcare Group PLC(a)(b)(c)	319,225	1,068,448
TBC Bank Group PLC	232,132	5,356,365
		10,960,253

Greece (1.05%)
Sarantis SA	570,970	4,673,649

Hong Kong (5.28%)
International Housewares Retail Co., Ltd.	8,126,000	2,018,805
Jacobson Pharma Corp., Ltd.(c)	5,020,000	1,183,200
Plover Bay Technologies, Ltd.(c)	8,956,000	1,460,518
TK Group Holdings, Ltd.	5,749,000	4,775,544
Value Partners Group, Ltd.	9,436,800	7,345,965
Vitasoy International Holdings, Ltd.	1,884,900	6,712,017
		23,496,049

India (12.08%)
Alkem Laboratories, Ltd.	137,385	4,244,665
Bajaj Finance, Ltd.	158,500	6,234,736
Byke Hospitality, Ltd.	981,000	1,703,506
City Union Bank, Ltd.	1,318,075	3,303,535
Control Print, Ltd.	255,504	1,520,107
Cyient, Ltd.	546,095	5,608,151
Essel Propack, Ltd.	232,550	353,133
Indiabulls Housing Finance, Ltd.	146,000	2,761,039
Kellton Tech Solutions, Ltd.(a)	1,152,350	706,502
Kovai Medical Center and Hospital	75,083	$1,061,882
L&T Finance Holdings, Ltd.	1,057,500	2,713,663

		Value
	Shares	(Note 2)
India (continued)
L&T Technology Services, Ltd.(b)(c)	88,540	1,893,471
SBI Life Insurance Co., Ltd.(b)(c)	32,443	324,495
Thyrocare Technologies, Ltd.	248,644	2,259,996
Time Technoplast, Ltd.	2,390,721	4,878,258
Vaibhav Global, Ltd.(a)	231,319	2,392,068
WNS Holdings, Ltd., ADR(a)	149,911	7,294,669
Yes Bank, Ltd.	845,500	4,535,920
		53,789,796

Indonesia (3.83%)
Ace Hardware Indonesia Tbk PT	22,781,500	2,069,609
Arwana Citramulia Tbk PT	58,293,000	1,487,644
Bekasi Fajar Industrial Estate Tbk PT	56,350,600	937,874
Delfi, Ltd.	866,400	731,891
Hexindo Adiperkasa Tbk PT	3,557,100	801,704
Indonesia Pondasi Raya Tbk PT	14,739,400	700,173
Link Net Tbk PT	7,350,500	2,156,215
Lippo Cikarang Tbk PT(a)	3,005,000	435,537
Panin Sekuritas Tbk PT	7,155,500	791,472
Sarana Menara Nusantara Tbk PT	47,215,000	1,718,993
Selamat Sempurna Tbk PT	38,902,900	3,399,282
Ultrajaya Milk Industry & Trading Co., Tbk PT	20,171,600	1,811,527
		17,041,921

Kenya (0.75%)
Safaricom, Ltd.	11,916,300	3,321,617

Malaysia (2.07%)
AEON Credit Service M Bhd	1,224,400	4,506,033
CB Industrial Product Holding Bhd	2,761,800	856,056
My EG Services Bhd	4,339,900	1,323,856
Mynews Holdings Bhd	2,292,100	857,071
Scicom MSC Bhd	3,685,500	1,686,354
		9,229,370

Mexico (2.47%)
Credito Real SAB de CV SOFOM ER	2,044,271	2,873,732
Grupo Herdez SAB de CV	1,081,600	2,328,274
Regional SAB de CV	649,900	3,960,196
Unifin Financiera SAB de CV SOFOM ENR	663,600	1,843,279
		11,005,481

Oman (0.87%)
Tethys Oil AB	312,323	3,875,200

Pakistan (0.55%)
Akzo Nobel Pakistan, Ltd.	496,500	714,222
		Value
	Shares	(Note 2)
Pakistan (continued)
Meezan Bank, Ltd.	2,408,320	$1,748,925
		2,463,147

Peru (2.20%)
Alicorp SAA	1,439,086	5,163,942
Credicorp, Ltd.	20,325	4,649,750
		9,813,692

Philippines (5.09%)
Concepcion Industrial Corp.	1,704,792	1,605,114
Holcim Philippines, Inc.	3,694,500	518,294
Pepsi-Cola Products Philippines, Inc.	22,171,000	939,361
Philippine Seven Corp.(a)	801,000	1,734,582
Puregold Price Club, Inc.	3,620,100	3,084,635
Robinsons Land Corp.	8,093,762	2,984,199
Robinsons Retail Holdings, Inc.	1,675,000	2,693,626
Security Bank Corp.	1,746,600	6,676,580
Wilcon Depot, Inc.	10,742,400	2,411,250
		22,647,641

Poland (2.90%)
AmRest Holdings SE(a)	13,328	1,590,010
Dino Polska SA(a)(b)(c)	261,600	7,172,222
LiveChat Software SA	239,800	2,099,652
Medicalgorithmics SA	27,700	803,404
PGS Software SA	426,467	1,260,252
		12,925,540

Russia (0.61%)
MD Medical Group Investments PLC, GDR(c)	108,922	860,484
TCS Group Holding PLC, GDR(c)	86,700	1,855,380
		2,715,864

South Africa (4.36%)
ARB Holdings, Ltd.	1,134,108	516,776
Blue Label Telecoms, Ltd.	1,363,023	955,436
Capitec Bank Holdings, Ltd.	23,200	1,676,514
Cartrack Holdings, Ltd.	1,389,191	1,767,150
Cashbuild, Ltd.	77,300	1,826,611
City Lodge Hotels, Ltd.	57,892	659,531
Clicks Group, Ltd.	113,000	1,658,506
EOH Holdings, Ltd.	396,824	1,250,670
Interwaste Holdings, Ltd.	14,630,442	922,215
Italtile, Ltd.	2,942,072	2,792,929
Shoprite Holdings, Ltd.	83,700	1,383,696
Transaction Capital, Ltd.	3,071,128	4,009,318
		19,419,352

South Korea (6.74%)
BGF Retail Co., Ltd.	14,174	2,141,336
Daebongls Co., Ltd.	26,500	210,361
Hanssem Co., Ltd.	17,500	1,508,068
Hy-Lok Corp.	18,500	406,003
ISC Co., Ltd.	165,732	$2,192,673

		Value
	Shares	(Note 2)
South Korea (continued)
Koh Young Technology, Inc.	29,244	2,849,503
LEENO Industrial, Inc.	68,200	4,078,648
LG Household & Health Care, Ltd.	4,625	5,002,682
Medy-Tox, Inc.	6,630	4,254,248
NAVER Corp.	5,512	3,527,995
Vitzrocell Co., Ltd.(a)	321,269	3,819,673
		29,991,190

Sri Lanka (0.56%)
Hemas Holdings PLC	1,112,710	697,666
Royal Ceramics Lanka PLC	2,965,133	1,784,837
		2,482,503

Switzerland (0.66%)
Wizz Air Holdings PLC(a)(b)(c)	64,800	2,947,948

Taiwan (6.01%)
ASPEED Technology, Inc.	69,929	1,850,215
Gourmet Master Co., Ltd.	255,760	2,301,623
I Yuan Precision Ind Co., Ltd.	430,000	721,957
Materials Analysis Technology, Inc.	501,000	1,175,011
Rafael Microelectronics, Inc.	262,000	1,322,238
Sinmag Equipment Corp.	1,075,502	4,918,347
Sporton International, Inc.	1,054,760	4,961,307
Tehmag Foods Corp.	145,200	979,415
Test Research, Inc.	1,626,000	3,038,061
TSC Auto ID Technology Co., Ltd.	208,000	1,620,435
TTFB Co., Ltd.	179,000	1,309,728
Voltronic Power Technology Corp.	147,000	2,554,518
		26,752,855

Thailand (1.43%)
Beauty Community PCL	4,010,000	940,126
Muangthai Capital PCL	2,120,000	2,564,773
TOA Paint Thailand PCL	2,428,000	2,846,168
		6,351,067

Turkey (0.80%)
Aselsan Elektronik Sanayi Ve Ticaret AS	144,900	798,414
DP Eurasia NV(a)(b)(c)	1,347,000	2,751,018
		3,549,432

United Arab Emirates (0.39%)
Aramex PJSC	1,466,419	1,736,635

United States (1.48%)
FirstCash, Inc.	81,120	6,586,944

Vietnam (3.21%)
FPT Corp.	820,556	1,508,388
		Value
	Shares	(Note 2)
Vietnam (continued)
Ho Chi Minh City Development Joint Stock Commercial Bank	2,240,203	$3,425,298
Lix Detergent JSC	437,310	773,834
Vietnam Dairy Products JSC	770,516	5,566,327
Vietnam Technological & Commercial Joint Stock Bank(a)	2,542,629	3,035,910
		14,309,757

TOTAL COMMON STOCKS (Cost $364,138,535)		413,879,958

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.17%)
Malaysia (0.17%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$2,260,800	$756,381

TOTAL CORPORATE BONDS (Cost $537,071)		756,381

TOTAL INVESTMENTS (93.13%) (Cost $364,675,606)		$414,636,339

Other Assets In Excess Of Liabilities (6.87%)		30,591,196

NET ASSETS (100.00%)		$445,227,535

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, these securities had a total aggregate market value of $26,887,126 representing 6.04% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2018, the aggregate market value of those securities was $35,942,485, representing 8.07% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (95.03%)
Argentina (0.48%)
Globant SA(a)	71,275	$3,951,486

Australia (1.59%)
Class, Ltd.	1,043,018	1,704,803
Fiducian Group, Ltd.	151,700	473,363
IPH, Ltd.	783,978	2,854,038
Kogan.com, Ltd.	533,722	1,863,686
National Storage REIT	3,722,452	4,729,171
National Veterinary Care, Ltd.	559,500	872,930
The Reject Shop, Ltd.	159,931	664,208
		13,162,199

Austria (1.02%)
Palfinger AG	216,840	8,468,970

Bangladesh (0.51%)
Square Pharmaceuticals, Ltd.	1,314,094	4,199,075

Belgium (0.79%)
Melexis NV	70,792	6,585,202

Bermuda (0.73%)
Bank of NT Butterfield & Son, Ltd.	121,809	6,024,673

Brazil (0.92%)
Fleury SA	926,400	6,703,707
M Dias Branco SA	92,400	949,775
		7,653,482

Britain (12.94%)
Alliance Pharma PLC	2,321,634	2,840,050
Arrow Global Group PLC	1,052,741	3,530,439
B&M European Value Retail SA	1,374,500	7,445,528
boohoo.com PLC(a)	1,818,100	4,801,335
Clinigen Group PLC	502,373	6,633,467
Close Brothers Group PLC	213,022	4,440,084
Diploma PLC	224,500	3,877,828
Endava PLC, Sponsored ADR, ADR(a)	40,941	978,899
Impax Asset Management Group PLC	406,317	1,445,275
Intertek Group PLC	59,600	4,599,810
JTC PLC(a)(b)(c)	1,133,800	5,759,220
LoopUp Group PLC(a)	462,200	2,790,641
Metro Bank PLC(a)	129,800	5,451,813
Motorpoint group PLC(c)	584,139	1,832,443
On the Beach Group PLC(b)(c)	1,004,814	5,849,188
Oxford Immunotec Global PLC(a)	286,815	3,760,145
Premier Asset Management Group PLC	782,400	2,957,588
		Value
	Shares	(Note 2)
Britain (continued)
Purplebricks Group PLC(a)	575,900	$2,122,562
River & Mercantile Group PLC	625,400	2,347,687
RPS Group PLC	1,681,911	5,419,644
Sabre Insurance Group PLC(a)(b)(c)	961,000	3,506,586
Sanne Group PLC	786,206	7,285,466
Secure Trust Bank PLC	92,800	2,073,726
St James's Place PLC	423,440	6,700,009
Ted Baker PLC	87,228	2,525,676
Tracsis PLC	190,900	1,566,038
Ultra Electronics Holdings PLC	180,000	3,900,640
Volution Group PLC	311,700	830,518
		107,272,305

Canada (2.83%)
Biosyent, Inc.(a)	239,100	1,773,698
Cipher Pharmaceuticals, Inc.(a)	742,300	1,649,111
Gildan Activewear, Inc.	77,200	1,988,678
Richelieu Hardware, Ltd.	291,450	6,306,890
Ritchie Bros Auctioneers, Inc.	115,300	3,836,031
Stantec, Inc.	302,210	7,891,820
		23,446,228

China (5.92%)
BBI Life Sciences Corp.(c)	15,551,500	5,765,649
China Medical System Holdings, Ltd.	5,542,000	9,475,496
CSPC Pharmaceutical Group, Ltd.	1,088,000	2,841,618
Hop Hing Group Holdings, Ltd.	33,160,000	684,404
JD.com, Inc., ADR(a)	55,000	1,972,300
Man Wah Holdings, Ltd.	6,963,000	5,127,517
O2Micro International, Ltd., ADR(a)	1,054,233	1,950,331
On-Bright Electronics, Inc.	839,780	7,776,756
Silergy Corp.	400,199	9,189,910
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	1,982,000	4,277,598
		49,061,579

Colombia (1.27%)
Amerisur Resources PLC(a)	3,542,068	662,038
Gran Tierra Energy, Inc.(a)	848,287	2,824,796
Parex Resources, Inc.(a)	398,775	7,038,378
		10,525,212

Egypt (0.08%)
Integrated Diagnostics Holdings PLC(b)(c)	154,200	655,350

Finland (0.40%)
Metso OYJ	91,400	3,345,302

France (3.13%)
Alten SA	51,300	5,095,954

		Value
	Shares	(Note 2)
France (continued)
BioMerieux	49,143	$4,091,536
Bureau Veritas SA	140,600	3,621,968
Esker SA	97,543	6,832,312
Infotel SA	16,113	1,000,497
Medicrea International(a)	100,431	344,096
Neurones	50,872	1,374,154
Thermador Groupe	54,436	3,602,860
		25,963,377

Georgia (1.03%)
BGEO Group PLC	149,511	3,581,788
Georgia Capital PLC(a)	149,511	1,939,644
TBC Bank Group PLC	131,850	3,042,393
		8,563,825

Germany (6.31%)
Aroundtown SA	689,300	5,755,078
CANCOM SE	52,800	2,857,406
Dermapharm Holding SE(a)	207,700	6,800,475
FinTech Group AG(a)	34,250	1,191,495
Grand City Properties SA	203,956	5,299,383
GRENKE AG	28,800	3,184,189
Nexus AG	225,106	6,975,538
Norma Group SE	93,303	5,913,432
PATRIZIA Immobilien AG	186,894	4,215,726
publity AG(a)	115,200	1,462,942
Wirecard AG	46,511	8,688,430
		52,344,094

Greece (0.10%)
Sarantis SA	100,600	823,457

Hong Kong (2.54%)
International Housewares Retail Co., Ltd.	13,906,000	3,454,775
TK Group Holdings, Ltd.	4,923,000	4,089,407
Value Partners Group, Ltd.	9,103,000	7,086,122
Vitasoy International Holdings, Ltd.	1,797,338	6,400,214
		21,030,518

India (6.80%)
Alkem Laboratories, Ltd.	232,868	7,194,721
Bajaj Finance, Ltd.	215,260	8,467,440
Byke Hospitality, Ltd.	959,500	1,666,171
City Union Bank, Ltd.	1,034,903	2,593,812
Cyient, Ltd.	598,912	6,150,557
Essel Propack, Ltd.	352,824	535,772
Indiabulls Housing Finance, Ltd.	115,500	2,184,247
Kellton Tech Solutions, Ltd.(a)	1,337,558	820,052
L&T Finance Holdings, Ltd.	1,782,000	4,572,812
L&T Technology Services, Ltd.(b)(c)	38,311	819,299
SBI Life Insurance Co., Ltd.(b)(c)	83,885	839,018
Thyrocare Technologies, Ltd.	215,500	1,958,741
Time Technoplast, Ltd.	2,884,734	5,886,290
WNS Holdings, Ltd., ADR(a)	171,025	8,322,077
		Value
	Shares	(Note 2)
India (continued)
Yes Bank, Ltd.	813,000	$4,361,564
		56,372,573

Indonesia (2.22%)
Arwana Citramulia Tbk PT	75,956,500	1,938,419
Astra Graphia Tbk PT	10,610,800	1,206,776
Bekasi Fajar Industrial Estate Tbk PT	68,518,500	1,140,391
Delfi, Ltd.	1,445,600	1,221,170
Indonesia Pondasi Raya Tbk PT	19,115,200	908,038
Link Net Tbk PT	8,897,400	2,609,986
Lippo Cikarang Tbk PT(a)	2,189,000	317,269
Panin Sekuritas Tbk PT	8,494,000	939,524
Selamat Sempurna Tbk PT	69,686,300	6,089,094
Ultrajaya Milk Industry & Trading Co., Tbk PT	22,958,000	2,061,762
		18,432,429

Ireland (0.82%)
Irish Residential Properties REIT PLC	4,250,958	6,829,962

Israel (1.28%)
Sarine Technologies, Ltd.	1,358,600	868,243
Wix.com, Ltd.(a)	102,583	9,745,385
		10,613,628

Italy (1.34%)
Brembo SpA	235,810	3,231,727
DiaSorin SpA	29,009	3,114,011
Finecobank Banca Fineco SpA	407,187	4,785,251
		11,130,989

Japan (10.49%)
Aeon Delight Co., Ltd.	52,300	1,910,705
AIT Corp.	500,200	4,898,439
Amiyaki Tei Co., Ltd.	59,000	2,350,713
Anshin Guarantor Service Co., Ltd.	375,000	955,820
Arcland Service Holdings Co., Ltd.	143,200	2,699,688
Create SD Holdings Co., Ltd.	322,400	8,015,669
Future Corp.	389,600	5,379,801
Japan Lifeline Co., Ltd.	288,200	6,201,397
M&A Capital Partners Co., Ltd.(a)	126,200	7,956,983
Macromill, Inc.	52,800	1,241,909
MISUMI Group, Inc.	253,800	6,450,830
Nihon M&A Center, Inc.	181,000	4,817,386
Nippon Valqua Industries, Ltd.	112,500	3,702,544
Open Door, Inc.(a)	193,600	3,705,263
Prestige International, Inc.	21,900	254,813
Qol Co., Ltd.	76,200	1,251,202
Seria Co., Ltd.	83,500	3,838,394
Sundrug Co., Ltd.	71,600	2,862,335
Synchro Food Co., Ltd.(a)	337,500	2,710,504
Syuppin Co., Ltd.	270,200	4,431,845

		Value
	Shares	(Note 2)
Japan (continued)
Tokyo Century Corp.	85,200	$4,648,035
Trancom Co., Ltd.	78,990	5,792,765
Yakuodo Co., Ltd.	27,000	927,246
		87,004,286

Luxembourg (0.40%)
L'Occitane International SA	1,908,712	3,346,122

Malaysia (1.05%)
AEON Credit Service M Bhd	1,155,560	4,252,688
CB Industrial Product Holding Bhd	2,484,400	770,073
My EG Services Bhd	6,480,400	1,976,801
Scicom MSC Bhd	3,754,500	1,717,926
		8,717,488

Mexico (1.15%)
Credito Real SAB de CV SOFOM ER	3,075,340	4,323,157
Regional SAB de CV	560,065	3,412,782
Unifin Financiera SAB de CV SOFOM ENR	650,400	1,806,613
		9,542,552

Netherlands (0.71%)
Aalberts Industries NV	128,897	5,848,160

New Zealand (0.82%)
CBL Corp., Ltd.	1,542,256	241,776
Restaurant Brands New Zealand, Ltd.	1,253,817	6,537,706
		6,779,482

Norway (2.37%)
Medistim ASA	420,559	4,176,381
Multiconsult ASA(b)(c)	176,700	1,386,452
Sbanken ASA(b)(c)	945,100	9,153,623
TGS NOPEC Geophysical Co., ASA	129,195	4,925,998
		19,642,454

Oman (0.61%)
Tethys Oil AB	409,108	5,076,076

Peru (1.31%)
Alicorp SAA	1,952,297	7,005,522
Credicorp, Ltd.	16,850	3,854,775
		10,860,297

Philippines (2.27%)
Concepcion Industrial Corp.	1,942,800	1,829,206
Holcim Philippines, Inc.	2,453,300	344,169
Pepsi-Cola Products Philippines, Inc.	28,245,500	1,196,731
Puregold Price Club, Inc.	6,696,000	5,705,564
Robinsons Retail Holdings, Inc.	1,696,000	2,727,397
		Value
	Shares	(Note 2)
Philippines (continued)
Security Bank Corp.	1,847,760	$7,063,276
		18,866,343

Poland (0.87%)
Dino Polska SA(a)(b)(c)	221,200	6,064,585
LiveChat Software SA	85,000	744,247
PGS Software SA	130,778	386,462
		7,195,294

Singapore (0.55%)
Riverstone Holdings, Ltd.	5,677,000	4,587,138

South Africa (1.54%)
Blue Label Telecoms, Ltd.	1,526,900	1,070,308
Cartrack Holdings, Ltd.	1,910,110	2,429,796
Cashbuild, Ltd.	117,621	2,779,402
EOH Holdings, Ltd.	349,156	1,100,435
Italtile, Ltd.	4,209,423	3,996,035
Shoprite Holdings, Ltd.	84,200	1,391,962
		12,767,938

South Korea (2.68%)
Hy-Lok Corp.	84,332	1,850,758
ISC Co., Ltd.	265,147	3,507,957
Koh Young Technology, Inc.	31,383	3,057,924
LEENO Industrial, Inc.	79,500	4,754,436
Medy-Tox, Inc.	8,095	5,194,289
Vitzrocell Co., Ltd.(a)	321,884	3,826,985
		22,192,349

Sweden (3.03%)
AddTech AB, Class B	343,608	7,784,272
Bufab AB	383,336	4,874,014
HIQ International AB	162,196	989,820
Hoist Finance AB(b)(c)	434,800	3,382,292
Indutrade AB	186,250	4,897,219
KNOW IT AB	51,800	1,025,049
Nibe Industrier AB, Class B	82,700	929,804
TF Bank AB(c)	132,700	1,285,807
		25,168,277

Switzerland (0.79%)
Luxoft Holding, Inc.(a)	59,075	2,244,850
VZ Holding AG	13,480	4,295,248
		6,540,098

Taiwan (2.46%)
ASPEED Technology, Inc.	78,958	2,089,109
Materials Analysis Technology, Inc.	748,000	1,754,308
Sinmag Equipment Corp.	986,158	4,509,771
Sporton International, Inc.	1,439,003	6,768,682
Test Research, Inc.	2,238,252	4,182,009
TSC Auto ID Technology Co., Ltd.	138,000	1,075,096
		20,378,975

		Value
	Shares	(Note 2)
Turkey (0.09%)
DP Eurasia NV(a)(b)(c)	386,540	$789,442

United Arab Emirates (0.33%)
Aramex PJSC	2,294,125	2,716,863

United States (5.03%)
Core Laboratories NV	60,676	6,802,993
EPAM Systems, Inc.(a)	77,275	10,061,978
FirstCash, Inc.	114,623	9,307,388
GBGI, Ltd.	1,426,215	1,740,942
Genpact, Ltd.	148,250	4,503,835
Lululemon Athletica, Inc.(a)	77,250	9,266,137
		41,683,273

Vietnam (1.43%)
Ho Chi Minh City Development Joint Stock Commercial Bank	2,161,861	3,305,513
Vietnam Dairy Products JSC	592,330	4,279,084
Vietnam Technological & Commercial Joint Stock Bank(a)	3,570,063	4,262,670
		11,847,267

TOTAL COMMON STOCKS (Cost $591,436,268)		788,006,089

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.09%)
Malaysia (0.09%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$2,235,120	$747,789

TOTAL CORPORATE BONDS (Cost $530,970)		747,789

TOTAL INVESTMENTS (95.12%) (Cost $591,967,238)		$788,753,878

Other Assets In Excess Of Liabilities (4.88%)		40,499,382

NET ASSETS (100.00%)		$829,253,260

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, these securities had a total aggregate market value of $42,482,653 representing 5.12% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2018, the aggregate market value of those securities was $51,366,552, representing 6.19% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Micro Cap Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.41%)
Australia (7.27%)
Australian Ethical Investment, Ltd.	415	$44,892
Class, Ltd.	72,133	117,901
Fiducian Group, Ltd.	241,628	753,974
Hub24, Ltd.(a)	21,200	181,131
Kogan.com, Ltd.	105,200	367,344
Lycopodium, Ltd.	89,026	281,765
Mainstream Group Holdings, Ltd.	974,669	586,546
National Storage REIT	263,847	335,203
National Veterinary Care, Ltd.	143,300	223,576
The Reject Shop, Ltd.	21,835	90,683
		2,983,015

Britain (11.57%)
AB Dynamics PLC	12,432	203,563
Arrow Global Group PLC	31,219	104,695
City of London Investment Group PLC	37,697	192,969
Curtis Banks Group PLC	46,300	172,590
dotdigital group PLC	152,400	189,031
Horizon Discovery Group PLC(a)	42,400	104,209
Impax Asset Management Group PLC	146,541	521,248
JTC PLC(a)(b)(c)	104,200	529,292
K3 Capital Group PLC	58,679	241,840
LoopUp Group PLC(a)	89,733	541,784
Morses Club PLC	78,838	173,845
On the Beach Group PLC(b)(c)	51,200	298,044
Oxford Immunotec Global PLC(a)	22,794	298,829
Premier Asset Management Group PLC	90,700	342,859
Premier Technical Services Group PLC	34,813	86,133
River & Mercantile Group PLC	61,300	230,114
Tracsis PLC	19,300	158,326
Volution Group PLC	54,800	146,013
XPS Pensions Group PLC(c)	90,680	208,289
		4,743,673

Canada (0.60%)
Biosyent, Inc.(a)	23,793	176,502
Cipher Pharmaceuticals, Inc.(a)	31,300	69,537
		246,039

China (4.12%)
BBI Life Sciences Corp.(c)	1,555,000	576,509
Essex Bio-technology, Ltd.	329,000	267,423
Hop Hing Group Holdings, Ltd.	6,984,000	144,146
O2Micro International, Ltd., ADR(a)	133,450	246,883
		Value
	Shares	(Note 2)
China (continued)
On-Bright Electronics, Inc.	30,572	$283,111
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	78,500	169,421
		1,687,493

Colombia (0.72%)
Amerisur Resources PLC(a)	1,585,300	296,304

Egypt (0.52%)
Obour Land For Food Industries	186,387	214,861

France (1.51%)
Esker SA	3,500	245,154
Neurones	3,900	105,347
Thermador Groupe	4,074	269,639
		620,140

Georgia (1.03%)
Georgia Healthcare Group PLC(a)(b)(c)	34,700	116,141
TBC Bank Group PLC	13,187	304,286
		420,427

Germany (1.37%)
FinTech Group AG(a)	3,777	131,395
Marley Spoon AG(a)	150,636	149,966
Nexus AG	6,200	192,125
publity AG(a)	6,900	87,624
		561,110

Greece (1.07%)
Sarantis SA	53,400	437,103

Hong Kong (3.47%)
International Housewares Retail Co., Ltd.	1,063,000	264,089
Jacobson Pharma Corp., Ltd.(c)	775,000	182,666
Plover Bay Technologies, Ltd.(c)	3,647,000	594,742
TK Group Holdings, Ltd.	457,000	379,618
		1,421,115

India (5.83%)
Byke Hospitality, Ltd.	196,779	341,707
Control Print, Ltd.	18,500	110,065
Cyient, Ltd.	23,640	242,772
Essel Propack, Ltd.	26,068	39,585
Kellton Tech Solutions, Ltd.(a)	98,464	60,368
Kovai Medical Center and Hospital	22,618	319,881
Poly Medicure, Ltd.	8,925	31,523
TCI Express, Ltd.	51,000	468,684
Thyrocare Technologies, Ltd.	30,800	279,950
Time Technoplast, Ltd.	141,015	287,741

		Value
	Shares	(Note 2)
India (continued)
Vaibhav Global, Ltd.(a)	20,170	$208,578
		2,390,854

Indonesia (2.62%)
Arwana Citramulia Tbk PT	7,920,100	202,122
Astra Graphia Tbk PT	1,109,700	126,207
BFI Finance Indonesia Tbk PT	5,268,300	226,515
Hexindo Adiperkasa Tbk PT	917,000	206,675
Selamat Sempurna Tbk PT	3,592,000	313,864
		1,075,383

Ireland (0.92%)
Hostelworld Group PLC(b)(c)	43,487	166,100
Irish Residential Properties REIT PLC	131,200	210,797
		376,897

Japan (12.87%)
Abist Co., Ltd.	4,400	181,800
AIT Corp.	19,600	191,942
Amiyaki Tei Co., Ltd.	2,200	87,654
Anshin Guarantor Service Co., Ltd.	19,200	48,938
Arcland Service Holdings Co., Ltd.	8,000	150,821
Atrae, Inc.(a)	6,900	144,091
Central Automotive Products, Ltd.	16,500	268,421
eGuarantee, Inc.	11,000	239,449
Future Corp.	19,600	270,647
M&A Capital Partners Co., Ltd.(a)	13,900	876,403
Marklines Co, Ltd.	22,100	400,039
Naigai Trans Line, Ltd.	14,700	198,647
Open Door, Inc.(a)	11,700	223,923
Qol Co., Ltd.	3,800	62,396
Quick Co., Ltd.	10,400	166,210
Silver Life Co., Ltd.(a)	9,000	399,231
Synchro Food Co., Ltd.(a)	29,400	236,115
Syuppin Co., Ltd.	18,800	308,359
Trancom Co., Ltd.	2,700	198,006
Vega Corp Co., Ltd.(a)	26,400	391,461
Yakuodo Co., Ltd.	6,800	233,529
		5,278,082

Malaysia (2.26%)
AEON Credit Service M Bhd	64,950	239,029
Foundpac Group Bhd	1,634,000	144,708
Mynews Holdings Bhd	1,142,000	427,021
Scicom MSC Bhd	251,600	115,123
		925,881

Mexico (0.33%)
Credito Real SAB de CV SOFOM ER	95,430	134,151
		Value
	Shares	(Note 2)
Netherlands (0.98%)
Shop Apotheke Europe NV(a)(b)	6,875	$401,964

New Zealand (0.57%)
CBL Corp., Ltd.	159,993	25,082
Restaurant Brands New Zealand, Ltd.	40,364	210,467
		235,549

Norway (5.89%)
Infront ASA	155,600	562,755
Medistim ASA	25,862	256,824
Multiconsult ASA(b)(c)	22,900	179,682
Sbanken ASA(b)(c)	57,900	560,782
Self Storage Group ASA(a)	202,748	410,137
Webstep ASA(b)(c)	145,752	446,727
		2,416,907

Oman (1.13%)
Tethys Oil AB	37,500	465,288

Pakistan (0.25%)
Akzo Nobel Pakistan, Ltd.	71,300	102,566

Philippines (1.52%)
Concepcion Industrial Corp.	78,770	74,165
Pryce Corp.	4,740,000	548,931
		623,096

Poland (0.95%)
LiveChat Software SA	18,500	161,983
Medicalgorithmics SA	2,600	75,410
PGS Software SA	51,047	150,849
		388,242

Singapore (0.56%)
Riverstone Holdings, Ltd.	283,800	229,316

South Africa (1.37%)
ARB Holdings, Ltd.	400,143	182,332
Cartrack Holdings, Ltd.	34,200	43,505
Cashbuild, Ltd.	8,400	198,493
Trellidor Holdings, Ltd.	344,300	135,968
		560,298

South Korea (1.69%)
Daebongls Co., Ltd.	898	7,128
Hy-Lok Corp.	4,412	96,826
ISC Co., Ltd.	12,695	167,958
LEENO Industrial, Inc.	4,800	287,060
Vitzrocell Co., Ltd.(a)	11,180	132,923
		691,895

Sri Lanka (0.33%)
Royal Ceramics Lanka PLC	224,570	135,178

		Value
	Shares	(Note 2)
Sweden (3.52%)
Absolent Group AB	11,329	$301,490
Bufab AB	14,221	180,816
HIQ International AB	26,600	162,329
KNOW IT AB	10,800	213,717
Swedencare AB(a)	44,878	257,235
Vitec Software Group AB, Class B	35,500	327,831
		1,443,418

Taiwan (4.40%)
I Yuan Precision Ind Co., Ltd.	3,000	5,037
Materials Analysis Technology, Inc.	48,045	112,681
Rafael Microelectronics, Inc.	32,000	161,495
RiTdisplay Corp.	104,390	353,570
Sinmag Equipment Corp.	35,190	160,926
Sporton International, Inc.	24,725	116,300
Tai Shing Electronics Components Corp.	135,000	303,832
Tehmag Foods Corp.	30,300	204,382
TSC Auto ID Technology Co., Ltd.	27,000	210,345
TTFB Co., Ltd.	24,000	175,606
		1,804,174

Thailand (0.40%)
Wice Logistics PCL	1,332,000	162,546

Turkey (0.74%)
DP Eurasia NV(a)(b)(c)	149,300	304,920

United States (14.81%)
Aratana Therapeutics, Inc.(a)	31,500	142,852
Coastal Financial Corp.(a)	5,000	81,200
DXP Enterprises, Inc.(a)	11,075	457,840
Esquire Financial Holdings, Inc.(a)	32,060	818,812
First of Long Island Corp.	13,150	286,670
GBGI, Ltd.	192,500	234,979
Goosehead Insurance, Inc., Class A(a)	9,450	256,757
Hackett Group, Inc.	18,175	327,695
Heska Corp.(a)	10,000	1,002,500
Hingham Institution for Savings	2,715	600,205
I3 Verticals, Inc.(a)	2,150	32,917
Kinsale Capital Group, Inc.	2,725	161,388
LGI Homes, Inc.(a)	2,900	149,901
Malibu Boats, Inc., Class A(a)	4,136	155,472
NV5 Global, Inc.(a)	2,375	178,838
Reis, Inc.	5,050	107,818
Resources Connection, Inc.	9,450	150,255
Seacoast Commerce Banc Holdings	15,325	310,791
STAAR Surgical Co.(a)	11,050	340,893
Transcat, Inc.(a)	11,991	273,994
		6,071,777
		Value
	Shares	(Note 2)
Vietnam (1.22%)
Lix Detergent JSC	152,700	$270,207
Taisun Int'l Holding Corp.	55,000	228,164
		498,371

TOTAL COMMON STOCKS (Cost $33,124,937)		40,348,033

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.45%)
Germany (0.35%)
publity AG
3.50%, 11/17/2020	$150,000	$142,128

Malaysia (0.10%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	129,900	43,460

TOTAL CORPORATE BONDS (Cost $195,634)		185,588

TOTAL INVESTMENTS (98.86%) (Cost $33,320,571)		$40,533,621

Other Assets In Excess Of Liabilities (1.14%)		467,874

NET ASSETS (100.00%)		$41,001,495

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, these securities had a total aggregate market value of $3,173,073 representing 7.74% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2018, the aggregate market value of those securities was $4,536,875, representing 11.07% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.89%)
Argentina (0.43%)
Globant SA(a)	59,025	$3,272,346

Australia (1.03%)
Class, Ltd.	940,495	1,537,231
Fiducian Group, Ltd.	141,400	441,223
IPH, Ltd.	499,167	1,817,196
Kogan.com, Ltd.	341,113	1,191,121
National Storage REIT	1,661,347	2,110,650
National Veterinary Care, Ltd.	536,500	837,045
		7,934,466

Austria (1.07%)
Palfinger AG	211,487	8,259,902

Bangladesh (0.29%)
Square Pharmaceuticals, Ltd.	703,385	2,247,607

Belgium (0.72%)
Melexis NV	59,193	5,506,242

Bermuda (0.54%)
Bank of NT Butterfield & Son, Ltd.	83,650	4,137,329

Brazil (0.76%)
Fleury SA	764,700	5,533,598
Hapvida Participacoes e Investimentos SA(a)(b)(c)	43,300	320,484
		5,854,082

Britain (9.90%)
Arrow Global Group PLC	607,739	2,038,094
Ascential PLC	591,200	3,259,117
B&M European Value Retail SA	1,065,300	5,770,623
boohoo.com PLC(a)	1,140,400	3,011,629
Clinigen Group PLC	453,376	5,986,497
Close Brothers Group PLC	132,522	2,762,198
Diploma PLC	175,800	3,036,624
Endava PLC, Sponsored ADR, ADR(a)	38,287	915,442
Intertek Group PLC	39,800	3,071,685
JTC PLC(a)(b)(c)	1,012,700	5,144,084
Metro Bank PLC(a)	92,900	3,901,952
On the Beach Group PLC(b)(c)	608,300	3,541,015
Oxford Immunotec Global PLC(a)	257,054	3,369,978
Premier Asset Management Group PLC	420,400	1,589,174
River & Mercantile Group PLC	477,200	1,791,360
RPS Group PLC	1,508,839	4,861,952
Sabre Insurance Group PLC(a)(b)(c)	859,300	3,135,493
		Value
	Shares	(Note 2)
Britain (continued)
Sanne Group PLC	644,314	$5,970,608
Secure Trust Bank PLC	81,400	1,818,980
St James's Place PLC	302,305	4,783,313
Ted Baker PLC	77,525	2,244,727
Ultra Electronics Holdings PLC	160,050	3,468,319
Volution Group PLC	291,700	777,229
		76,250,093

Canada (2.72%)
Biosyent, Inc.(a)	167,000	1,238,844
Cipher Pharmaceuticals, Inc.(a)	588,400	1,307,204
Gildan Activewear, Inc.	104,400	2,689,352
Richelieu Hardware, Ltd.	275,065	5,952,323
Ritchie Bros Auctioneers, Inc.	83,550	2,779,709
Stantec, Inc.	268,212	7,004,006
		20,971,438

China (4.45%)
BBI Life Sciences Corp.(c)	13,832,000	5,128,152
China Medical System Holdings, Ltd.	3,504,000	5,991,003
CSPC Pharmaceutical Group, Ltd.	727,000	1,898,765
Man Wah Holdings, Ltd.	4,374,200	3,221,138
O2Micro International, Ltd., ADR(a)	954,611	1,766,030
On-Bright Electronics, Inc.	704,181	6,521,046
Silergy Corp.	307,852	7,069,313
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	1,236,000	2,667,564
		34,263,011

Colombia (0.98%)
Amerisur Resources PLC(a)	3,513,900	656,774
Gran Tierra Energy, Inc.(a)	454,950	1,514,983
Parex Resources, Inc.(a)	306,100	5,402,664
		7,574,421

Egypt (0.07%)
Integrated Diagnostics Holdings PLC(b)(c)	131,600	559,300

Finland (0.39%)
Metso OYJ	81,000	2,964,655

France (1.92%)
Alten SA	27,553	2,737,014
BioMerieux	30,600	2,547,688
Bureau Veritas SA	93,100	2,398,330
Esker SA	30,047	2,104,615
Infotel SA	12,620	783,608
Medicrea International(a)	88,751	304,078
Neurones	39,608	1,069,891
Thermador Groupe	42,724	2,827,698
		14,772,922

		Value
	Shares	(Note 2)
Georgia (0.89%)
BGEO Group PLC	111,900	$2,680,753
Georgia Capital PLC(a)	111,900	1,451,707
TBC Bank Group PLC	118,171	2,726,755
		6,859,215

Germany (4.65%)
Aroundtown SA	473,800	3,955,834
Dermapharm Holding SE(a)	185,600	6,076,881
FinTech Group AG(a)	28,755	1,000,334
Grand City Properties SA	132,423	3,440,743
GRENKE AG	20,700	2,288,636
Nexus AG	115,924	3,592,229
Norma Group SE	76,768	4,865,464
PATRIZIA Immobilien AG	187,213	4,222,921
publity AG(a)	83,400	1,059,109
Wirecard AG	28,285	5,283,744
		35,785,895

Hong Kong (1.69%)
International Housewares Retail Co., Ltd.	12,296,000	3,054,790
Value Partners Group, Ltd.	7,593,000	5,910,681
Vitasoy International Holdings, Ltd.	1,135,483	4,043,387
		13,008,858

India (5.60%)
Alkem Laboratories, Ltd.	195,628	6,044,149
Bajaj Finance, Ltd.	189,250	7,444,314
Byke Hospitality, Ltd.	869,500	1,509,886
City Union Bank, Ltd.	553,952	1,388,388
Cyient, Ltd.	532,616	5,469,727
Indiabulls Housing Finance, Ltd.	82,000	1,550,720
Kellton Tech Solutions, Ltd.(a)	1,186,000	727,133
Kovai Medical Center and Hospital	25,501	360,655
L&T Finance Holdings, Ltd.	1,114,000	2,858,649
L&T Technology Services, Ltd.(b)(c)	29,848	638,314
SBI Life Insurance Co., Ltd.(b)(c)	73,797	738,118
TCI Express, Ltd.	105,649	970,903
Thyrocare Technologies, Ltd.	75,500	686,241
Time Technoplast, Ltd.	1,488,705	3,037,697
WNS Holdings, Ltd., ADR(a)	138,025	6,716,297
Yes Bank, Ltd.	561,000	3,009,640
		43,150,831

Indonesia (1.51%)
Arwana Citramulia Tbk PT	59,516,800	1,518,875
Astra Graphia Tbk PT	7,510,800	854,210
Delfi, Ltd.	1,572,400	1,328,285
Link Net Tbk PT	3,945,800	1,157,471
Panin Sekuritas Tbk PT	4,960,800	548,715
Selamat Sempurna Tbk PT	59,412,900	5,191,419
		Value
	Shares	(Note 2)
Indonesia (continued)
Ultrajaya Milk Industry & Trading Co., Tbk PT	11,829,000	$1,062,313
		11,661,288

Ireland (0.32%)
Irish Residential Properties REIT PLC	1,553,046	2,495,260

Israel (0.77%)
Wix.com, Ltd.(a)	62,434	5,931,230

Italy (1.25%)
Brembo SpA	182,700	2,503,865
DiaSorin SpA	38,358	4,117,593
Finecobank Banca Fineco SpA	255,741	3,005,461
		9,626,919

Japan (8.48%)
AIT Corp.	365,500	3,579,327
Amiyaki Tei Co., Ltd.	35,500	1,414,412
Arcland Service Holdings Co., Ltd.	144,100	2,716,655
Cosmos Pharmaceutical Corp.	8,500	1,869,293
Create SD Holdings Co., Ltd.	252,400	6,275,294
Future Corp.	220,300	3,042,018
Japan Lifeline Co., Ltd.	254,900	5,484,858
M&A Capital Partners Co., Ltd.(a)	73,500	4,634,217
Macromill, Inc.	12,800	301,069
MISUMI Group, Inc.	169,100	4,298,012
Naigai Trans Line, Ltd.	69,100	933,775
Nihon M&A Center, Inc.	146,900	3,909,801
Nippon Valqua Industries, Ltd.	70,900	2,333,426
Open Door, Inc.(a)	126,400	2,419,139
Prestige International, Inc.	9,800	114,026
Qol Co., Ltd.	51,000	837,419
Seria Co., Ltd.	37,000	1,700,845
Sundrug Co., Ltd.	66,700	2,666,449
Synchro Food Co., Ltd.(a)	299,700	2,406,928
Syuppin Co., Ltd.	225,900	3,705,233
Tokyo Century Corp.	37,200	2,029,424
Trancom Co., Ltd.	70,370	5,160,614
Tsuruha Holdings, Inc.	21,600	2,654,241
Yakuodo Co., Ltd.	25,200	865,429
		65,351,904

Luxembourg (0.39%)
L'Occitane International SA	1,696,753	2,974,541

Malaysia (0.57%)
AEON Credit Service M Bhd	912,220	3,357,149
My EG Services Bhd	3,481,600	1,062,038
		4,419,187

Mexico (0.61%)
Credito Real SAB de CV SOFOM ER	1,688,349	2,373,395

		Value
	Shares	(Note 2)
Mexico (continued)
Regional SAB de CV	383,034	$2,334,036
		4,707,431

Netherlands (0.54%)
Aalberts Industries NV	91,022	4,129,741

New Zealand (0.67%)
CBL Corp., Ltd.	1,107,672	173,647
Restaurant Brands New Zealand, Ltd.	961,802	5,015,069
		5,188,716

Norway (1.76%)
Medistim ASA	152,700	1,516,395
Multiconsult ASA(b)(c)	156,000	1,224,032
Sbanken ASA(b)(c)	761,300	7,373,456
TGS NOPEC Geophysical Co., ASA	90,400	3,446,807
		13,560,690

Oman (0.35%)
Tethys Oil AB	216,900	2,691,223

Peru (0.96%)
Alicorp SAA	1,359,162	4,877,147
Credicorp, Ltd.	11,050	2,527,909
		7,405,056

Philippines (1.55%)
Concepcion Industrial Corp.	692,152	651,682
Pepsi-Cola Products Philippines, Inc.	24,602,900	1,042,398
Puregold Price Club, Inc.	5,230,000	4,456,407
Robinsons Retail Holdings, Inc.	1,096,000	1,762,516
Security Bank Corp.	1,051,640	4,020,015
		11,933,018

Poland (0.65%)
Dino Polska SA(a)(b)(c)	146,023	4,003,476
LiveChat Software SA	76,200	667,196
PGS Software SA	120,487	356,051
		5,026,723

Singapore (0.42%)
Riverstone Holdings, Ltd.	3,984,200	3,219,319

South Africa (0.75%)
Cartrack Holdings, Ltd.	1,703,583	2,167,079
Cashbuild, Ltd.	67,249	1,589,104
EOH Holdings, Ltd.	167,000	526,334
Italtile, Ltd.	1,595,243	1,514,375
		5,796,892

South Korea (1.59%)
Hy-Lok Corp.	75,841	1,664,414
		Value
	Shares	(Note 2)
South Korea (continued)
ISC Co., Ltd.	141,074	$1,866,442
Koh Young Technology, Inc.	24,081	2,346,425
LEENO Industrial, Inc.	46,500	2,780,897
Medy-Tox, Inc.	5,565	3,570,873
		12,229,051

Sweden (2.88%)
AddTech AB, Class B	182,127	4,125,999
Beijer Alma AB	171,862	2,429,497
Bufab AB	215,908	2,745,212
HIQ International AB	95,592	583,361
Hoist Finance AB(b)(c)	292,200	2,273,012
Indutrade AB	180,100	4,735,512
KNOW IT AB	48,300	955,788
Nibe Industrier AB, Class B	308,400	3,467,372
TF Bank AB(c)	86,200	835,242
		22,150,995

Switzerland (0.71%)
Luxoft Holding, Inc.(a)	52,975	2,013,050
VZ Holding AG	10,796	3,440,022
		5,453,072

Taiwan (1.07%)
ASPEED Technology, Inc.	42,237	1,117,527
Sinmag Equipment Corp.	342,421	1,565,916
Sporton International, Inc.	749,671	3,526,250
Test Research, Inc.	665,000	1,242,503
TSC Auto ID Technology Co., Ltd.	104,000	810,218
		8,262,414

Turkey (0.09%)
DP Eurasia NV(a)(b)(c)	344,511	703,605

United Arab Emirates (0.21%)
Aramex PJSC	1,364,364	1,615,775

United States (30.46%)
Aratana Therapeutics, Inc.(a)	445,425	2,020,002
Bank OZK	123,250	5,040,925
Blackline, Inc.(a)	16,475	703,482
Cactus, Inc.(a)	69,850	2,285,492
Core Laboratories NV	52,150	5,847,058
Diamond Hill Investment Group, Inc.	13,575	2,602,870
Dollar Tree, Inc.(a)	74,100	6,763,848
DXP Enterprises, Inc.(a)	102,725	4,246,651
EPAM Systems, Inc.(a)	66,575	8,668,731
Esquire Financial Holdings, Inc.(a)	13,051	333,323
ExlService Holdings, Inc.(a)	52,700	3,143,028
Fastenal Co.	120,125	6,838,716
First of Long Island Corp.	25,425	554,265
First Republic Bank	96,400	9,530,104
FirstCash, Inc.	108,257	8,790,468
Genpact, Ltd.	171,100	5,198,018

		Value
	Shares	(Note 2)
United States (continued)
Gentex Corp.	119,325	$2,768,340
Hackett Group, Inc.	172,900	3,117,387
Hamilton Lane, Inc., Class A	110,867	5,429,157
Heska Corp.(a)	42,675	4,278,169
Hingham Institution for Savings	20,620	4,558,463
Home BancShares, Inc.	387,875	8,994,821
I3 Verticals, Inc.(a)	40,325	617,376
IDEX Corp.	37,750	5,797,645
Inphi Corp.(a)	135,000	4,244,400
Kinsale Capital Group, Inc.	70,550	4,178,324
Knight-Swift Transportation Holdings, Inc.	592,045	19,271,065
LGI Homes, Inc.(a)	56,026	2,895,984
Littelfuse, Inc.	6,900	1,496,058
LKQ Corp.(a)	79,900	2,678,248
Lululemon Athletica, Inc.(a)	52,125	6,252,394
MarketAxess Holdings, Inc.	39,575	7,668,448
Microchip Technology, Inc.	63,445	5,927,666
Monro, Inc.	102,700	6,927,115
MSC Industrial Direct Co., Inc., Class A	86,350	7,307,800
NOW, Inc.(a)	227,010	3,393,800
NV5 Global, Inc.(a)	46,125	3,473,212
Paycom Software, Inc.(a)	40,675	4,321,719
Pluralsight, Inc.(a)	155,766	3,615,329
Power Integrations, Inc.	206,275	14,748,663
Resources Connection, Inc.	236,443	3,759,444
Signature Bank	21,600	2,369,736
Silicon Laboratories, Inc.(a)	66,915	6,373,654
STAAR Surgical Co.(a)	104,122	3,212,164
SVB Financial Group(a)	26,425	8,135,729
TriMas Corp.(a)	145,225	4,298,660
		234,677,951

Vietnam (1.23%)
Ho Chi Minh City Development Joint Stock Commercial Bank	2,005,870	3,067,000
Vietnam Dairy Products JSC	358,800	2,592,027
Vietnam Technological & Commercial Joint Stock Bank(a)	3,191,904	3,811,147
		9,470,174

TOTAL COMMON STOCKS (Cost $551,589,094)		754,054,788

PREFERRED STOCKS (0.25%)
United States (0.25%)
Dataminr, Inc.(a)	96,640	1,923,136

TOTAL PREFERRED STOCKS (Cost $1,923,136)		1,923,136
	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.07%)
Malaysia (0.07%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	$1,678,440	$561,545

TOTAL CORPORATE BONDS (Cost $398,727)		561,545

TOTAL INVESTMENTS (98.21%) (Cost $553,910,957)		756,539,469

Other Assets In Excess Of Liabilities (1.79%)		13,800,360

NET ASSETS (100.00%)		$770,339,829

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, these securities had a total aggregate market value of $32,321,953 representing 4.20% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2018, the aggregate market value of those securities was $38,285,347, representing 4.97% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Reach Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (98.45%)
Argentina (0.45%)
Despegar.com Corp.(a)	29,400	$617,988
Globant SA(a)	19,088	1,058,239
		1,676,227

Australia (3.12%)
Appen, Ltd.	46,842	377,942
Australian Ethical Investment, Ltd.	4,878	527,671
Class, Ltd.	436,300	713,128
Domino's Pizza Enterprises, Ltd.	38,900	1,443,593
Fiducian Group, Ltd.	4,844	15,115
Hub24, Ltd.(a)	41,072	350,916
IPH, Ltd.	400,697	1,458,720
Kogan.com, Ltd.	382,715	1,336,390
Lycopodium, Ltd.	211,800	670,340
Mainstream Group Holdings, Ltd.	2,439,272	1,467,929
Mitula Group, Ltd.(a)	1,381,173	733,692
National Storage REIT	447,698	568,776
National Veterinary Care, Ltd.	371,000	578,833
Netwealth Group, Ltd.(a)	232,526	1,302,575
		11,545,620

Austria (0.40%)
Palfinger AG	38,148	1,489,920

Bangladesh (0.29%)
Square Pharmaceuticals, Ltd.	335,766	1,072,912

Belgium (0.24%)
Melexis NV	9,497	883,428

Bermuda (1.06%)
Bank of NT Butterfield & Son, Ltd.	79,175	3,915,996

Brazil (0.91%)
Fleury SA	208,600	1,509,492
Hapvida Participacoes e Investimentos SA(a)(b)(c)	44,200	327,146
M Dias Branco SA	59,200	608,514
Pagseguro Digital, Ltd., Class A(a)	34,475	928,067
		3,373,219

Britain (12.58%)
AB Dynamics PLC	95,393	1,561,972
Abcam PLC	21,489	416,876
Arrow Global Group PLC	97,551	327,144
Ascential PLC	134,300	740,358
ASOS PLC(a)	17,100	1,362,389
		Value
	Shares	(Note 2)
Britain (continued)
B&M European Value Retail SA	241,600	$1,308,723
boohoo.com PLC(a)	510,600	1,348,420
Clinigen Group PLC	139,930	1,847,673
Close Brothers Group PLC	44,180	920,858
Curtis Banks Group PLC	214,200	798,462
Diploma PLC	81,700	1,411,218
dotdigital group PLC	1,212,256	1,503,635
Endava PLC, Sponsored ADR, ADR(a)	18,675	446,519
Horizon Discovery Group PLC(a)	282,600	694,561
Impax Asset Management Group PLC	396,438	1,410,135
Intertek Group PLC	11,400	879,829
JTC PLC(a)(b)(c)	549,742	2,792,455
LoopUp Group PLC(a)	218,949	1,321,956
Metro Bank PLC(a)	72,943	3,063,726
Morses Club PLC	475,200	1,047,857
Mortgage Advice Bureau Holdings, Ltd.	112,200	988,170
On the Beach Group PLC(b)(c)	275,700	1,604,895
Oxford Immunotec Global PLC(a)	50,575	663,038
Premier Asset Management Group PLC	256,100	968,096
Premier Technical Services Group PLC	153,087	378,762
Purplebricks Group PLC(a)	294,000	1,083,579
Robert Walters PLC	76,000	746,159
RPS Group PLC	287,699	927,056
Sabre Insurance Group PLC(a)(b)(c)	666,400	2,431,622
Sanne Group PLC	327,073	3,030,859
Softcat PLC	58,883	624,479
St James's Place PLC	147,254	2,329,971
Ted Baker PLC	33,944	982,844
Ultra Electronics Holdings PLC	47,250	1,023,918
Volution Group PLC	354,400	944,291
WANdisco PLC(a)	66,045	732,509
XPS Pensions Group PLC(c)	804,128	1,847,054
		46,512,068

Canada (1.67%)
Biosyent, Inc.(a)	93,300	692,121
Cipher Pharmaceuticals, Inc.(a)	160,200	355,904
NCS Multistage Holdings, Inc.(a)	20,175	319,976
Richelieu Hardware, Ltd.	62,200	1,345,989
Ritchie Bros Auctioneers, Inc.	45,900	1,527,093
Stantec, Inc.	74,420	1,943,381
		6,184,464

China (5.43%)
58.com, Inc., ADR(a)	10,700	719,682
AK Medical Holdings, Ltd.(b)(c)	660,000	391,003
BBI Life Sciences Corp.(c)	7,001,500	2,595,775

		Value
	Shares	(Note 2)
China (continued)
China Medical System Holdings, Ltd.	2,023,000	$3,458,847
CSPC Pharmaceutical Group, Ltd.	399,000	1,042,101
Essex Bio-technology, Ltd.	1,461,000	1,187,555
Hop Hing Group Holdings, Ltd.	43,436,000	896,495
Huya, Inc., ADR(a)	6,488	208,913
JD.com, Inc., ADR(a)	42,575	1,526,739
Man Wah Holdings, Ltd.	1,569,600	1,155,845
O2Micro International, Ltd., ADR(a)	292,039	540,272
On-Bright Electronics, Inc.	172,528	1,597,690
Shanghai Haohai Biological Technology Co., Ltd., Class H(b)(c)	217,700	1,507,443
Silergy Corp.	92,925	2,133,869
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)(c)	519,000	1,120,118
		20,082,347

Colombia (1.12%)
Amerisur Resources PLC(a)	6,094,200	1,139,051
Parex Resources, Inc.(a)	169,161	2,985,691
		4,124,742

Denmark (0.07%)
Netcompany Group A/S(a)(b)(c)	7,500	272,811

Egypt (0.53%)
African Export-Import Bank, GDR	200,000	784,000
Commercial International Bank Egypt SAE	68,939	323,979
Integrated Diagnostics Holdings PLC(b)(c)	201,400	855,950
		1,963,929

Finland (0.58%)
Metso OYJ	24,600	900,376
Terveystalo Oyj(b)(c)	59,800	704,866
Tikkurila Oyj	29,600	544,113
		2,149,355

France (1.72%)
Alten SA	10,400	1,033,098
BioMerieux	6,400	532,850
Bureau Veritas SA	21,200	546,129
Esker SA	23,409	1,639,662
Infotel SA	14,560	904,067
Neurones	17,282	466,821
Thermador Groupe	18,808	1,244,812
		6,367,439

Georgia (0.64%)
BGEO Group PLC	27,900	668,391
		Value
	Shares	(Note 2)
Georgia (continued)
Georgia Capital PLC(a)	27,900	$361,954
Georgia Healthcare Group PLC(a)(b)(c)	102,948	344,568
TBC Bank Group PLC	43,184	996,456
		2,371,369

Germany (4.19%)
Aroundtown SA	89,877	750,398
CANCOM SE	12,600	681,881
Dermapharm Holding SE(a)	39,700	1,299,850
FinTech Group AG(a)	26,724	929,679
Grand City Properties SA	31,300	813,267
GRENKE AG	16,000	1,768,994
Hypoport AG(a)	4,270	839,844
Marley Spoon AG(a)	1,361,517	1,355,463
Nexus AG	32,485	1,006,638
Norma Group SE	29,860	1,892,491
PATRIZIA Immobilien AG	49,904	1,125,673
publity AG(a)	15,300	194,297
Wirecard AG	15,096	2,819,990
		15,478,465

Greece (0.53%)
Sarantis SA	239,340	1,959,107

Hong Kong (1.94%)
International Housewares Retail Co., Ltd.	7,038,000	1,748,505
Jacobson Pharma Corp., Ltd.(c)	2,313,000	545,168
Plover Bay Technologies, Ltd.(c)	2,649,000	431,991
TK Group Holdings, Ltd.	1,720,000	1,428,759
Vitasoy International Holdings, Ltd.	847,000	3,016,116
		7,170,539

India (4.41%)
Alkem Laboratories, Ltd.	42,182	1,303,261
Bajaj Finance, Ltd.	38,000	1,494,763
Byke Hospitality, Ltd.	756,500	1,313,662
Control Print, Ltd.	130,000	773,428
Cyient, Ltd.	181,100	1,859,816
Essel Propack, Ltd.	47,910	72,753
Kellton Tech Solutions, Ltd.(a)	539,024	330,474
Kovai Medical Center and Hospital	18,322	259,124
Poly Medicure, Ltd.	225,201	795,421
SBI Life Insurance Co., Ltd.(b)(c)	37,254	372,615
TCI Express, Ltd.	140,000	1,286,584
Thyrocare Technologies, Ltd.	87,500	795,312
Time Technoplast, Ltd.	385,256	786,113
Vaibhav Global, Ltd.(a)	128,447	1,328,270
WNS Holdings, Ltd., ADR(a)	64,825	3,154,384
Yes Bank, Ltd.	73,000	391,629
		16,317,609

Indonesia (1.40%)
Arwana Citramulia Tbk PT	26,137,200	667,024

		Value
	Shares	(Note 2)
Indonesia (continued)
Delfi, Ltd.	804,500	$679,601
Hexindo Adiperkasa Tbk PT	1,636,900	368,927
Indonesia Pondasi Raya Tbk PT	4,149,800	197,130
Link Net Tbk PT	1,814,400	532,241
Sarana Menara Nusantara Tbk PT	13,700,000	498,786
Selamat Sempurna Tbk PT	20,026,300	1,749,871
Ultrajaya Milk Industry & Trading Co., Tbk PT	5,474,800	491,669
		5,185,249

Ireland (0.65%)
Hostelworld Group PLC(b)(c)	371,708	1,419,748
Irish Residential Properties REIT PLC	608,077	976,990
		2,396,738

Israel (1.30%)
IDI Insurance Co., Ltd.	13,409	812,456
Wix.com, Ltd.(a)	42,150	4,004,250
		4,816,706

Italy (1.26%)
Brembo SpA	108,750	1,490,396
DiaSorin SpA	10,428	1,119,408
Finecobank Banca Fineco SpA	172,761	2,030,283
		4,640,087

Japan (6.49%)
Abist Co., Ltd.	12,500	516,478
Aeon Delight Co., Ltd.	10,400	379,949
AIT Corp.	84,700	829,464
Amiyaki Tei Co., Ltd.	11,400	454,206
Arcland Service Holdings Co., Ltd.	45,600	859,677
Cosmos Pharmaceutical Corp.	4,100	901,659
Create SD Holdings Co., Ltd.	47,300	1,175,996
Future Corp.	77,800	1,074,303
Japan Lifeline Co., Ltd.	53,600	1,153,348
M&A Capital Partners Co., Ltd.(a)	20,000	1,261,012
Macromill, Inc.	24,600	578,617
MISUMI Group, Inc.	54,800	1,392,851
MonotaRO Co., Ltd.	19,300	968,323
Nihon M&A Center, Inc.	62,200	1,655,477
Open Door, Inc.(a)	83,800	1,603,828
Qol Co., Ltd.	27,300	448,265
Sundrug Co., Ltd.	22,800	911,470
Synchro Food Co., Ltd.(a)	113,400	910,729
Syuppin Co., Ltd.	96,300	1,579,522
Trancom Co., Ltd.	10,200	748,021
Tsuruha Holdings, Inc.	7,400	909,323
Vega Corp Co., Ltd.(a)	147,600	2,188,622
Yakuodo Co., Ltd.	43,200	1,483,593
		23,984,733
		Value
	Shares	(Note 2)
Kenya (0.26%)
Safaricom, Ltd.	3,427,700	$955,456

Malaysia (0.37%)
CB Industrial Product Holding Bhd	795,633	246,617
Mynews Holdings Bhd	1,818,000	679,794
Scicom MSC Bhd	934,000	427,365
		1,353,776

Mexico (0.23%)
Regional SAB de CV	74,857	456,145
Unifin Financiera SAB de CV SOFOM ENR	136,950	380,405
		836,550

Netherlands (0.87%)
Aalberts Industries NV	28,682	1,301,325
Shop Apotheke Europe NV(a)(b)	33,000	1,929,429
		3,230,754

New Zealand (0.38%)
CBL Corp., Ltd.	819,006	128,394
Restaurant Brands New Zealand, Ltd.	241,685	1,260,204
		1,388,598

Norway (1.68%)
Infront ASA	156,700	566,734
Medistim ASA	75,150	746,281
Multiconsult ASA(b)(c)	63,000	494,320
Sbanken ASA(b)(c)	184,000	1,782,104
Self Storage Group ASA(a)	481,500	974,021
TGS NOPEC Geophysical Co., ASA	19,600	747,317
Webstep ASA(b)(c)	288,000	882,715
		6,193,492

Oman (0.61%)
Tethys Oil AB	182,100	2,259,436

Pakistan (0.10%)
Meezan Bank, Ltd.	493,960	358,714

Peru (0.63%)
Alicorp SAA	541,947	1,944,695
Credicorp, Ltd.	1,625	371,751
		2,316,446

Philippines (1.00%)
Concepcion Industrial Corp.	501,920	472,573
Holcim Philippines, Inc.	2,549,400	357,651
Pryce Corp.	6,408,800	742,192
Puregold Price Club, Inc.	860,700	733,390
Wilcon Depot, Inc.	6,177,400	1,386,585
		3,692,391

		Value
	Shares	(Note 2)
Poland (1.86%)
CCC SA	23,500	$1,446,767
Dino Polska SA(a)(b)(c)	145,618	3,992,372
LiveChat Software SA	115,250	1,009,112
PGS Software SA	138,887	410,425
		6,858,676

Russia (0.14%)
MD Medical Group Investments PLC, GDR(c)	13,455	106,294
TCS Group Holding PLC, GDR(c)	19,064	407,970
		514,264

Singapore (0.22%)
Riverstone Holdings, Ltd.	1,008,800	815,132

South Africa (1.48%)
ARB Holdings, Ltd.	2,093,266	953,833
Blue Label Telecoms, Ltd.	564,502	395,698
Cartrack Holdings, Ltd.	814,900	1,036,611
Cashbuild, Ltd.	54,200	1,280,754
Clicks Group, Ltd.	64,000	939,331
EOH Holdings, Ltd.	68,600	216,207
Interwaste Holdings, Ltd.	4,589,334	289,284
Transaction Capital, Ltd.	269,800	352,220
		5,463,938

South Korea (1.47%)
Daebongls Co., Ltd.	4,368	34,674
Hanssem Co., Ltd.	3,800	327,466
Hy-Lok Corp.	18,410	404,027
ISC Co., Ltd.	59,496	787,146
Koh Young Technology, Inc.	8,993	876,268
Medy-Tox, Inc.	3,026	1,941,682
Vitzrocell Co., Ltd.(a)	88,536	1,052,634
		5,423,897

Spain (0.00%)(d)
Let's GOWEX SA(a)(e)	10,700	1

Sri Lanka (0.20%)
Hemas Holdings PLC	338,220	212,063
Royal Ceramics Lanka PLC	893,948	538,104
		750,167

Sweden (2.29%)
Bufab AB	74,698	949,765
HIQ International AB	45,263	276,223
Hoist Finance AB(b)(c)	147,200	1,145,063
Indutrade AB	36,300	954,465
KNOW IT AB	33,400	660,939
Nibe Industrier AB, Class B	93,000	1,045,608
Sweco AB, Class B	49,000	1,317,373
Swedencare AB(a)	172,900	991,039
TF Bank AB(c)	51,530	499,304
		Value
	Shares	(Note 2)
Sweden (continued)
Vitec Software Group AB, Class B	67,500	$623,340
		8,463,119

Switzerland (1.08%)
Luxoft Holding, Inc.(a)	33,350	1,267,300
Partners Group Holding AG	2,085	1,584,570
Wizz Air Holdings PLC(a)(b)(c)	25,000	1,137,326
		3,989,196

Taiwan (1.66%)
ASPEED Technology, Inc.	32,771	867,071
Bioteque Corp.	134,000	488,045
Sinmag Equipment Corp.	175,298	801,650
Sporton International, Inc.	279,859	1,316,381
Test Research, Inc.	409,440	765,008
TSC Auto ID Technology Co., Ltd.	64,600	503,270
TTFB Co., Ltd.	148,000	1,082,903
Voltronic Power Technology Corp.	19,000	330,176
		6,154,504

Thailand (0.34%)
TOA Paint Thailand PCL	779,000	913,165
Wice Logistics PCL	2,932,000	357,797
		1,270,962

Turkey (0.44%)
DP Eurasia NV(a)(b)(c)	795,150	1,623,959

United Arab Emirates (0.33%)
Aramex PJSC	1,044,565	1,237,047

United States (25.79%)
Amazon.com, Inc.(a)	950	1,688,568
Aratana Therapeutics, Inc.(a)	218,375	990,331
Bank of Hawaii Corp.	15,525	1,249,607
Bank OZK	26,650	1,089,985
BioDelivery Sciences International, Inc.(a)	197,300	527,777
Blackline, Inc.(a)	13,250	565,775
BofI Holding, Inc.(a)	27,575	1,075,976
Burford Capital, Ltd.	97,500	2,352,158
Cactus, Inc.(a)	39,575	1,294,894
Core Laboratories NV	12,850	1,440,742
CoreSite Realty Corp.	8,250	924,825
DexCom, Inc.(a)	6,400	608,832
Dollar Tree, Inc.(a)	34,025	3,105,802
DXP Enterprises, Inc.(a)	64,300	2,658,162
Edwards Lifesciences Corp.(a)	6,275	893,874
EPAM Systems, Inc.(a)	21,925	2,854,854
Esquire Financial Holdings, Inc.(a)	114,787	2,931,660
Evolent Health, Inc., Class A(a)	30,000	606,000
ExlService Holdings, Inc.(a)	17,325	1,033,263
Fastenal Co.	63,975	3,642,097

		Value
	Shares	(Note 2)
United States (continued)
FCB Financial Holdings, Inc., Class A(a)	31,325	$1,597,575
First Republic Bank	37,900	3,746,794
FirstCash, Inc.	8,250	669,900
GBGI, Ltd.	692,460	845,267
Genpact, Ltd.	36,375	1,105,073
Goosehead Insurance, Inc.(a)	105,385	2,863,310
Hackett Group, Inc.	43,575	785,657
Hamilton Lane, Inc., Class A	41,250	2,020,012
HealthEquity, Inc.(a)	11,975	904,112
Heska Corp.(a)	8,650	867,162
Hingham Institution for Savings	3,550	784,798
I3 Verticals, Inc.(a)	19,175	293,569
Innospec, Inc.	5,350	433,082
Inphi Corp.(a)	57,250	1,799,940
K2M Group Holdings, Inc.(a)	21,800	444,066
Kinsale Capital Group, Inc.	40,775	2,414,899
Knight-Swift Transportation Holdings, Inc.	211,250	6,876,188
LGI Homes, Inc.(a)	19,500	1,007,955
Littelfuse, Inc.	3,100	672,142
Lululemon Athletica, Inc.(a)	11,000	1,319,450
MarketAxess Holdings, Inc.	8,655	1,677,079
MEDNAX, Inc.(a)	24,200	1,035,518
Microchip Technology, Inc.	15,325	1,431,815
Monolithic Power Systems, Inc.	1,052	139,579
Monro, Inc.	27,600	1,861,620
MSC Industrial Direct Co., Inc., Class A	22,300	1,887,249
NOW, Inc.(a)	109,050	1,630,298
NV5 Global, Inc.(a)	12,625	950,663
Palo Alto Networks, Inc.(a)	3,950	783,127
Paycom Software, Inc.(a)	15,950	1,694,688
Pluralsight, Inc.(a)	73,539	1,706,840
Power Integrations, Inc.	33,340	2,383,810
Proto Labs, Inc.(a)	5,988	746,404
Qualys, Inc.(a)	17,200	1,498,120
Seacoast Commerce Banc Holdings	44,700	906,516
ServisFirst Bancshares, Inc.	8,900	376,025
Silicon Laboratories, Inc.(a)	16,875	1,607,344
STAAR Surgical Co.(a)	27,129	836,930
SVB Financial Group(a)	11,725	3,609,893
Tenable Holdings, Inc.(a)	3,225	96,428
Transcat, Inc.(a)	67,902	1,551,561
TriMas Corp.(a)	50,425	1,492,580
Veracyte, Inc.(a)	54,644	591,795
Webster Financial Corp.	28,675	1,850,398
		95,332,413

Vietnam (2.04%)
Ho Chi Minh City Development Joint Stock Commercial Bank	558,291	853,634
Lix Detergent JSC	577,800	1,022,435
Taisun Int'l Holding Corp.	301,400	1,250,336
Vietnam Dairy Products JSC	278,381	2,011,068
		Value
	Shares	(Note 2)
Vietnam (continued)
Vietnam Technological & Commercial Joint Stock Bank(a)	2,015,661	$2,406,708
		7,544,181

TOTAL COMMON STOCKS (Cost $285,234,150)		363,962,148

PREFERRED STOCKS (0.51%)
Germany (0.26%)
FUCHS PETROLUB SE	17,100	965,402

United States (0.25%)
Dataminr, Inc.(a)	45,833	912,077

TOTAL PREFERRED STOCKS (Cost $1,810,466)		1,877,479

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (0.24%)
Germany (0.20%)
publity AG
3.50%, 11/17/2020	$800,000	$758,020

Malaysia (0.04%)
AEON Credit Service M Bhd
3.50%, 09/15/2020	445,800	149,148

TOTAL CORPORATE BONDS (Cost $984,704)		907,168

TOTAL INVESTMENTS (99.20%) (Cost $288,029,320)		$366,746,795

Other Assets In Excess Of Liabilities (0.80%)		2,952,565

NET ASSETS (100.00%)		$369,699,360

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, these securities had a total aggregate market value of $27,132,528 representing 7.34% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2018, the aggregate market value of those securities was $31,636,653, representing 8.56% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak Global Stalwarts Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.88%)
Argentina (0.76%)
Despegar.com Corp.(a)	36,350	$764,077
Globant SA(a)	13,275	735,966
		1,500,043

Australia (0.72%)
carsales.com, Ltd.	85,451	884,993
Domino's Pizza Enterprises, Ltd.	14,300	530,678
		1,415,671

Bangladesh (0.47%)
Square Pharmaceuticals, Ltd.	289,218	924,171

Belgium (0.69%)
Melexis NV	14,691	1,366,584

Bermuda (0.79%)
Bank of NT Butterfield & Son, Ltd.	31,435	1,554,775

Brazil (1.61%)
Fleury SA	144,700	1,047,092
Hapvida Participacoes e Investimentos SA(a)(b)(c)	25,300	187,257
M Dias Branco SA	54,800	563,287
Pagseguro Digital, Ltd., Class A(a)	18,750	504,750
Raia Drogasil SA	43,800	865,661
		3,168,047

Britain (9.85%)
Abcam PLC	25,625	497,112
Ascential PLC	85,106	469,165
B&M European Value Retail SA	570,000	3,087,632
boohoo.com PLC(a)	230,700	609,245
Clinigen Group PLC	62,344	823,207
Close Brothers Group PLC	41,834	871,959
Diploma PLC	114,850	1,983,824
Intertek Group PLC	17,400	1,342,897
Metro Bank PLC(a)	70,475	2,960,066
Sanne Group PLC	297,120	2,753,296
St James's Place PLC	173,488	2,745,067
Ted Baker PLC	18,385	532,336
Ultra Electronics Holdings PLC	33,375	723,244
		19,399,050

Canada (3.46%)
Gildan Activewear, Inc.	57,267	1,475,203
Ritchie Bros Auctioneers, Inc.	37,675	1,253,447
Stantec, Inc.	156,792	4,094,418
		6,823,068

		Value
	Shares	(Note 2)
China (5.62%)
58.com, Inc., ADR(a)	8,700	$585,162
China Medical System Holdings, Ltd.	1,527,000	2,610,805
CSPC Pharmaceutical Group, Ltd.	370,000	966,359
Ctrip.com International, Ltd., ADR(a)	34,500	1,419,675
JD.com, Inc., ADR(a)	23,050	826,573
Silergy Corp.	107,000	2,457,078
Tencent Holdings, Ltd.	16,100	728,588
Yum China Holdings, Inc.	41,050	1,481,084
		11,075,324

Colombia (0.86%)
Parex Resources, Inc.(a)	96,495	1,703,137

Denmark (0.45%)
Ambu A/S	22,611	889,176

Egypt (0.25%)
Commercial International Bank Egypt SAE	103,662	487,159

France (2.12%)
Alten SA	19,982	1,984,939
BioMerieux	8,975	747,238
Bureau Veritas SA	35,050	902,916
Eurofins Scientific SE	1,000	545,619
		4,180,712

Georgia (0.73%)
BGEO Group PLC	44,062	1,055,579
Georgia Capital PLC(a)	29,100	377,522
		1,433,101

Germany (6.22%)
Aroundtown SA	154,608	1,290,848
CTS Eventim AG & Co., KGaA	4,400	207,452
Dermapharm Holding SE(a)	52,500	1,718,945
Grand City Properties SA	47,600	1,236,789
GRENKE AG	15,300	1,691,600
Norma Group SE	36,390	2,306,355
PATRIZIA Immobilien AG	86,515	1,951,499
Wirecard AG	9,950	1,858,698
		12,262,186

Hong Kong (3.00%)
Value Partners Group, Ltd.	3,000,900	2,336,015
Vitasoy International Holdings, Ltd.	1,003,500	3,573,404
		5,909,419

India (3.87%)
Alkem Laboratories, Ltd.	41,024	1,267,483
Bajaj Finance, Ltd.	50,070	1,969,547
L&T Finance Holdings, Ltd.	359,500	922,517
SBI Life Insurance Co., Ltd.(b)(c)	72,818	728,326

		Value
	Shares	(Note 2)
India (continued)
WNS Holdings, Ltd., ADR(a)	30,050	$1,462,233
Yes Bank, Ltd.	237,000	1,271,453
		7,621,559

Israel (0.83%)
Wix.com, Ltd.(a)	17,300	1,643,500

Italy (2.75%)
Brembo SpA	170,349	2,334,597
DiaSorin SpA	15,380	1,650,987
Finecobank Banca Fineco SpA	121,840	1,431,861
		5,417,445

Japan (7.03%)
Aeon Delight Co., Ltd.	22,900	836,619
Cosmos Pharmaceutical Corp.	2,200	483,817
Create SD Holdings Co., Ltd.	56,800	1,412,190
Japan Lifeline Co., Ltd.	89,600	1,927,985
MISUMI Group, Inc.	115,000	2,922,953
MonotaRO Co., Ltd.	20,400	1,023,512
Nihon M&A Center, Inc.	116,700	3,106,016
Seria Co., Ltd.	24,400	1,121,638
Sundrug Co., Ltd.	12,700	507,705
Tsuruha Holdings, Inc.	4,100	503,814
		13,846,249

Kenya (0.34%)
Safaricom, Ltd.	2,406,400	670,773

Malaysia (0.09%)
My EG Services Bhd	574,000	175,095

Mexico (0.61%)
Regional SAB de CV	198,600	1,210,178

Netherlands (1.46%)
Aalberts Industries NV	63,163	2,865,756

Norway (0.46%)
TGS NOPEC Geophysical Co., ASA	24,000	915,082

Peru (1.07%)
Alicorp SAA	324,645	1,164,939
Credicorp, Ltd.	4,150	949,396
		2,114,335

Philippines (1.75%)
Puregold Price Club, Inc.	1,189,000	1,013,130
Robinsons Retail Holdings, Inc.	462,900	744,405
Security Bank Corp.	441,300	1,686,920
		3,444,455

Poland (0.97%)
AmRest Holdings SE(a)	6,000	715,791
		Value
	Shares	(Note 2)
Poland (continued)
Dino Polska SA(a)(b)(c)	43,734	$1,199,044
		1,914,835

South Korea (1.57%)
LG Household & Health Care, Ltd.	1,275	1,379,118
Medy-Tox, Inc.	2,670	1,713,249
		3,092,367

Sweden (1.55%)
Indutrade AB	47,725	1,254,872
Nibe Industrier AB, Class B	61,408	690,416
Sweco AB, Class B	41,200	1,107,669
		3,052,957

Switzerland (1.29%)
Luxoft Holding, Inc.(a)	13,250	503,500
Partners Group Holding AG	1,400	1,063,980
Wizz Air Holdings PLC(a)(b)(c)	21,200	964,452
		2,531,932

Thailand (0.34%)
TOA Paint Thailand PCL	570,000	668,170

United States (31.55%)
Accenture PLC, Class A	4,750	756,818
Amazon.com, Inc.(a)	500	888,720
Bank of Hawaii Corp.	5,750	462,817
Bank OZK	30,350	1,241,315
BofI Holding, Inc.(a)	11,425	445,803
Burford Capital, Ltd.	52,500	1,266,546
Core Laboratories NV	14,725	1,650,967
Dollar Tree, Inc.(a)	25,875	2,361,870
Edwards Lifesciences Corp.(a)	8,125	1,157,406
EPAM Systems, Inc.(a)	18,600	2,421,906
Facebook, Inc., Class A(a)	3,800	655,804
Fastenal Co.	41,650	2,371,134
FCB Financial Holdings, Inc., Class A(a)	15,850	808,350
First Republic Bank	48,925	4,836,725
FirstCash, Inc.	27,153	2,204,824
Genpact, Ltd.	34,650	1,052,667
Hamilton Lane, Inc., Class A	24,800	1,214,456
Healthcare Services Group, Inc.	16,925	681,400
HealthEquity, Inc.(a)	27,757	2,095,653
Home BancShares, Inc.	93,312	2,163,905
IDEX Corp.	6,025	925,319
Inphi Corp.(a)	19,450	611,508
Knight-Swift Transportation Holdings, Inc.	156,875	5,106,281
LGI Homes, Inc.(a)	13,725	709,445
Littelfuse, Inc.	3,725	807,655
LKQ Corp.(a)	32,350	1,084,372
Lululemon Athletica, Inc.(a)	16,900	2,027,155
MarketAxess Holdings, Inc.	13,100	2,538,387
Microchip Technology, Inc.	18,725	1,749,477
Monro, Inc.	38,950	2,627,178

		Value
	Shares	(Note 2)
United States (continued)
MSC Industrial Direct Co., Inc., Class A	19,300	$1,633,359
NOW, Inc.(a)	90,300	1,349,985
Palo Alto Networks, Inc.(a)	4,225	837,649
Paycom Software, Inc.(a)	8,150	865,938
Pluralsight, Inc.(a)	39,409	914,683
Power Integrations, Inc.	44,175	3,158,513
Proto Labs, Inc.(a)	6,800	847,620
Silicon Laboratories, Inc.(a)	13,175	1,254,919
SVB Financial Group(a)	7,535	2,319,876
Tenable Holdings, Inc.(a)	1,775	53,073
		62,161,478

Vietnam (1.75%)
Ho Chi Minh City Development Joint Stock Commercial Bank	544,106	831,945
Vietnam Dairy Products JSC	231,004	1,668,809
Vietnam Technological & Commercial Joint Stock Bank(a)	789,855	943,090
		3,443,844

TOTAL COMMON STOCKS (Cost $158,562,854)		190,881,633

PREFERRED STOCKS (0.86%)
Germany (0.61%)
FUCHS PETROLUB SE	21,400	1,208,163

United States (0.25%)
Dataminr, Inc.(a)	24,262	482,814

TOTAL PREFERRED STOCKS (Cost $1,610,639)		1,690,977

TOTAL INVESTMENTS (97.74%) (Cost $160,173,493)		$192,572,610

Other Assets In Excess Of Liabilities (2.26%)		4,447,900

NET ASSETS (100.00%)		$197,020,510

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, these securities had a total aggregate market value of $3,079,079 representing 1.56% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2018, the aggregate market value of those securities was $3,079,079, representing 1.56% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Grandeur Peak International Stalwarts Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (93.46%)
Argentina (1.05%)
Despegar.com Corp.(a)	145,725	$3,063,140
Globant SA(a)	58,500	3,243,240
		6,306,380

Australia (0.93%)
carsales.com, Ltd.	278,280	2,882,070
Domino's Pizza Enterprises, Ltd.	71,900	2,668,236
		5,550,306

Bangladesh (0.53%)
Square Pharmaceuticals, Ltd.	986,742	3,153,050

Belgium (0.99%)
Melexis NV	63,694	5,924,933

Bermuda (1.24%)
Bank of NT Butterfield & Son, Ltd.	150,282	7,432,948

Brazil (2.24%)
Fleury SA	603,400	4,366,383
Hapvida Participacoes e Investimentos SA(a)(b)(c)	73,000	540,308
M Dias Branco SA	243,500	2,502,925
Pagseguro Digital, Ltd., Class A(a)	81,350	2,189,942
Raia Drogasil SA	192,500	3,804,559
		13,404,117

Britain (12.49%)
Abcam PLC	109,350	2,121,336
Ascential PLC	352,900	1,945,437
B&M European Value Retail SA	2,159,800	11,699,419
boohoo.com PLC(a)	1,111,800	2,936,101
Clinigen Group PLC	250,600	3,308,989
Close Brothers Group PLC	173,098	3,607,936
Diploma PLC	478,417	8,263,780
Intertek Group PLC	79,200	6,112,499
Metro Bank PLC(a)	245,525	10,312,453
Sanne Group PLC	1,010,300	9,362,058
St James's Place PLC	598,465	9,469,395
Ted Baker PLC	79,419	2,299,568
Ultra Electronics Holdings PLC	156,150	3,383,805
		74,822,776

Canada (4.33%)
Gildan Activewear, Inc.	233,794	6,022,552
Ritchie Bros Auctioneers, Inc.	138,150	4,596,250
Stantec, Inc.	586,489	15,315,395
		25,934,197

China (7.80%)
58.com, Inc., ADR(a)	36,025	2,423,042
ANTA Sports Products, Ltd.	372,000	1,895,771
China Medical System Holdings, Ltd.	5,560,600	9,507,297
CSPC Pharmaceutical Group, Ltd.	1,550,000	4,048,261
		Value
	Shares	(Note 2)
China (continued)
Ctrip.com International, Ltd., ADR(a)	125,075	$5,146,836
JD.com, Inc., ADR(a)	91,700	3,288,362
Man Wah Holdings, Ltd.	2,711,600	1,996,808
Silergy Corp.	444,200	10,200,320
Tencent Holdings, Ltd.	66,000	2,986,756
Yum China Holdings, Inc.	144,475	5,212,658
		46,706,111

Colombia (1.03%)
Parex Resources, Inc.(a)	348,919	6,158,420

Denmark (0.63%)
Ambu A/S	95,467	3,754,232

Egypt (0.33%)
Commercial International Bank Egypt SAE	420,752	1,977,322

France (3.23%)
Alten SA	88,664	8,807,557
BioMerieux	42,850	3,567,595
Bureau Veritas SA	146,000	3,761,076
Eurofins Scientific SE	5,900	3,219,152
		19,355,380

Georgia (0.87%)
BGEO Group PLC	158,100	3,787,552
Georgia Capital PLC(a)	108,500	1,407,598
		5,195,150

Germany (8.32%)
Aroundtown SA	727,564	6,074,551
CTS Eventim AG & Co., KGaA	27,350	1,289,504
Dermapharm Holding SE(a)	204,034	6,680,444
Grand City Properties SA	224,500	5,833,177
GRENKE AG	53,550	5,920,601
Norma Group SE	128,550	8,147,345
PATRIZIA Immobilien AG	320,880	7,238,017
Wirecard AG	46,350	8,658,354
		49,841,993

Hong Kong (3.46%)
Value Partners Group, Ltd.	10,214,000	7,950,967
Vitasoy International Holdings, Ltd.	3,597,000	12,808,703
		20,759,670

India (4.95%)
Alkem Laboratories, Ltd.	139,674	4,315,387
Bajaj Finance, Ltd.	180,930	7,117,039
L&T Finance Holdings, Ltd.	1,398,500	3,588,708
SBI Life Insurance Co., Ltd.(b)(c)	290,205	2,902,632
WNS Holdings, Ltd., ADR(a)	136,170	6,626,032
Yes Bank, Ltd.	954,750	5,122,022
		29,671,820

Israel (1.08%)
Wix.com, Ltd.(a)	68,250	6,483,750

Italy (3.56%)
Brembo SpA	664,557	9,107,614
DiaSorin SpA	61,152	6,564,446

		Value
	Shares	(Note 2)
Italy (continued)
Finecobank Banca Fineco SpA	481,800	$5,662,101
		21,334,161

Japan (9.54%)
Aeon Delight Co., Ltd.	99,900	3,649,703
Cosmos Pharmaceutical Corp.	9,200	2,023,235
Create SD Holdings Co., Ltd.	202,900	5,044,601
Ezaki Glico Co., Ltd.	49,100	2,270,241
Japan Lifeline Co., Ltd.	370,400	7,970,151
MISUMI Group, Inc.	416,300	10,581,090
MonotaRO Co., Ltd.	79,300	3,978,652
Nihon M&A Center, Inc.	429,600	11,433,972
Seria Co., Ltd.	129,200	5,939,167
Sundrug Co., Ltd.	54,600	2,182,730
Tsuruha Holdings, Inc.	16,800	2,064,410
		57,137,952

Kenya (0.39%)
Safaricom, Ltd.	8,489,600	2,366,439

Malaysia (0.13%)
My EG Services Bhd	2,549,000	777,555

Mexico (0.88%)
Regional SAB de CV	862,850	5,257,817

Netherlands (1.77%)
Aalberts Industries NV	233,821	10,608,647

Norway (0.60%)
TGS NOPEC Geophysical Co., ASA	94,364	3,597,948

Peru (1.44%)
Alicorp SAA	1,302,439	4,673,605
Credicorp, Ltd.	17,225	3,940,563
		8,614,168

Philippines (2.56%)
Puregold Price Club, Inc.	5,236,200	4,461,690
Robinsons Land Corp.	3,694,438	1,362,152
Robinsons Retail Holdings, Inc.	2,119,320	3,408,152
Security Bank Corp.	1,605,200	6,136,063
		15,368,057

Poland (1.31%)
AmRest Holdings SE(a)	26,900	3,209,128
Dino Polska SA(a)(b)(c)	170,272	4,668,305
		7,877,433

South Korea (1.88%)
LG Household & Health Care, Ltd.	4,750	5,137,890
Medy-Tox, Inc.	9,550	6,127,913
		11,265,803

Sweden (2.22%)
Indutrade AB	217,150	5,709,697
Nibe Industrier AB, Class B	305,300	3,432,518
Sweco AB, Class B	154,903	4,164,594
		13,306,809
		Value
	Shares	(Note 2)
Switzerland (2.08%)
Luxoft Holding, Inc.(a)	63,450	$2,411,100
Partners Group Holding AG	5,990	4,552,315
VZ Holding AG	6,689	2,131,374
Wizz Air Holdings PLC(a)(b)(c)	73,500	3,343,737
		12,438,526

Thailand (0.47%)
TOA Paint Thailand PCL	2,396,000	2,808,656

United States (6.99%)
Accenture PLC, Class A	19,625	3,126,851
Burford Capital, Ltd.	172,500	4,161,510
Core Laboratories NV	57,800	6,480,536
EPAM Systems, Inc.(a)	75,400	9,817,834
FirstCash, Inc.	83,312	6,764,934
Genpact, Ltd.	122,725	3,728,386
Lululemon Athletica, Inc.(a)	64,875	7,781,756
		41,861,807

Vietnam (2.14%)
Ho Chi Minh City Development Joint Stock Commercial Bank	1,946,248	2,975,838
Vietnam Dairy Products JSC	866,684	6,261,060
Vietnam Technological & Commercial Joint Stock Bank(a)	3,032,477	3,620,790
		12,857,688

TOTAL COMMON STOCKS (Cost $467,839,766)		559,912,021

PREFERRED STOCKS (0.80%)
Germany (0.80%)
FUCHS PETROLUB SE	84,700	4,781,844

TOTAL PREFERRED STOCKS (Cost $4,504,134)		4,781,844

TOTAL INVESTMENTS (94.26%) (Cost $472,343,900)		$564,693,865

Other Assets In Excess Of Liabilities (5.74%)		34,389,933

NET ASSETS (100.00%)		$599,083,798

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, these securities had a total aggregate market value of $11,454,982 representing 1.91% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2018, the aggregate market value of those securities was $11,454,982, representing 1.91% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2018, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, and Grandeur Peak International Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Micro Cap Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolios of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2018:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks	$413,879,958	$–	$–	$413,879,958
Corporate Bonds	–	756,381	–	756,381
Total	$413,879,958	$756,381	$–	$414,636,339

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks*	$40,348,033	$–	$–	$40,348,033
Corporate Bonds*	–	185,588	–	185,588
Total	$40,348,033	$185,588	$–	$40,533,621

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks	$754,054,788	$–	$–	$754,054,788
Preferred Stocks	–	1,923,136	–	1,923,136
Corporate Bonds	–	561,545	–	561,545
Total	$754,054,788	$2,484,681	$–	$756,539,469

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
Spain	$–	$–	$1	$1
Other	363,962,147	–	–	363,962,147
Preferred Stocks
United States	–	912,077	–	912,077
Other	965,402	–	–	965,402
Corporate Bonds	$–	$907,168	$–	$907,168
Total	$364,927,549	$1,819,245	$1	$366,746,795

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks	$788,006,089	$–	$–	$788,006,089
Corporate Bonds	–	747,789	–	747,789
Total	$788,006,089	$747,789	$–	$788,753,878

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks	$559,912,021	$–	$–	$559,912,021
Preferred Stocks	4,781,844	–	–	4,781,844
Total	$564,693,865	$–	$–	$564,693,865

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks	$190,881,633	$–	$–	$190,881,633
Preferred Stocks
United States	$–	$482,814	$–	$482,814
Other	1,208,163	–	–	1,208,163
Total	$192,089,796	$482,814	$–	$192,572,610

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The Funds had the following transfers between levels 1 and 2 during the three months ended July 31, 2018:

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks	$1,960,000	$-	$-	$(1,960,000)
Total	$1,960,000	$-	$-	$(1,960,000)

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak Global Micro Cap Fund
Common Stocks	$1,009,842	$-	$-	$(1,009,482)
Total	$1,009,842	$-	$-	$(1,009,482)

	Level 1 - Quoted and Unadjusted Prices		Level 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Grandeur Peak Global Reach Fund
Common Stocks	$2,233,449	$-	$-	$(2,233,449)
Total	$2,233,449	$-	$-	$(2,233,449)

The transfer amounts disclosed in the table above represent the value of the securities as of July 31, 2018 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2018. The above transfers from Level 2 to Level 1 were due to the ability to obtain a closing market price within an active market for a security that previously had no market to trade. Additionally, the above transfers from Level 1 to Level 2 were due to the inability to obtain a closing market price due to an inactive market to trade. For the three months ended July 31, 2018, the Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund and Grandeur Peak International Stalwarts Fund did not have any transfers in/(out) of Level 1 and Level 2 securities.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Emerging Markets Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2018	$3,657,929	$3,657,929
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)		-
Change in Unrealized Appreciation/(Depreciation)	161,744	161,744
Purchases
Sales Proceeds	-	-
Transfer into Level 3	(3,819,673)	(3,819,673)
Transfer out of Level 3	-	-
Balance as of July 31, 2018	$-	$-
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31 2018	$-	$-

Grandeur Peak Global Micro Cap Fund	Common Stocks	Total
Balance as of April 30, 2018	$117,839	$117,839
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	40,166	40,166
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	(158,005)	(158,005)
Balance as of July 31, 2018	$-	$-
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31 2018	$-	$-

Grandeur Peak Global Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2018	$179,252	$179,252
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	(5,605)	(5,605)
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	(173,647)	(173,647)
Balance as of July 31, 2018	$-	$-
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31 2018	$-	$-

Grandeur Peak Global Reach Fund	Common Stocks	Total
Balance as of April 30, 2018	$860,689	$860,689
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	320,340	320,340
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	(1,181,028)	(1,181,028)
Balance as of July 31, 2018	$1	$1
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31 2018	$-	$-

Grandeur Peak International Opportunities Fund	Common Stocks	Total
Balance as of April 30, 2018	$3,464,341	$3,464,341
Accrued Discount/Premium	-	-
Return of Capital	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	604,420	604,420
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	(4,068,761)	(4,068,761)
Balance as of July 31, 2018	$-	$-
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at July 31 2018	$-	$-

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

HIGHLAND RESOLUTE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2018 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED END FUNDS (0.48%)
Altaba, Inc.(a)	23,809	$1,748,771

TOTAL CLOSED END FUNDS (Cost $1,426,861)		1,748,771

COMMON STOCKS (10.33%)
BUILDING MATERIALS (1.36%)
Fortune Brands Home & Security, Inc.	45,838	2,658,604
Masco Corp.	55,880	2,253,640
		4,912,244

CASINO & GAMBLING (0.53%)
Caesars Entertainment Corp.(a)	171,522	1,938,199

CHEMICALS (0.56%)
The Sherwin-Williams Co.(b)	4,566	2,012,373

COMMERCIAL SERVICES (0.58%)
PayPal Holdings, Inc.(a)	11,531	947,156
S&P Global, Inc.	5,779	1,158,343
		2,105,499

DISTRIBUTION/WHOLESALE (0.81%)
LKQ Corp.(a)(b)	87,306	2,926,497

DIVERSIFIED FINANCIAL SERVICES (1.02%)
Cboe Global Markets, Inc.	17,248	1,675,298
Mastercard, Inc., Class A	4,703	931,194
Visa, Inc., Class A	7,998	1,093,647
		3,700,139

HOTELS, RESTAURANTS & LEISURE (0.83%)
Marriott International, Inc., Class A	11,538	1,475,018
Wyndham Hotels & Resorts, Inc.	26,390	1,530,620
		3,005,638

INTERNET (0.65%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	196	36,697
Alphabet, Inc., Class A(a)	1,887	2,315,764
		2,352,461

MACHINERY-DIVERSIFIED (0.38%)
The Middleby Corp.(a)(b)	13,601	1,393,830

MEDIA (0.61%)
Liberty Media Corp.-Liberty SiriusXM, Class C(a)(b)	8,878	419,308

Description	Shares	Value (Note 2)
MEDIA (0.61%) (continued)
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	37,997	$1,791,179
		2,210,487

RESTAURANTS (0.86%)
Restaurant Brands International, Inc.	31,602	1,995,034
Yum! Brands, Inc.	13,904	1,102,448
		3,097,482

SOFTWARE (1.05%)
CDK Global, Inc.	23,770	1,484,437
SS&C Technologies Holdings, Inc.	43,619	2,314,860
		3,799,297

SPECIALTY FINANCE (0.58%)
Worldpay, Inc., Class A(a)	25,393	2,087,051

TEXTILES (0.51%)
Mohawk Industries, Inc.(a)(b)	9,846	1,854,593

TOTAL COMMON STOCKS (Cost $36,228,402)		37,395,790

OPEN-END MUTUAL FUNDS (40.46%)
AQR Multi Strategy Alternative Fund, Class I	4,453,889	36,521,886
PIMCO Short-Term Fund, Institutional Class(b)	11,122,126	109,886,603
		146,408,489

TOTAL OPEN-END MUTUAL FUNDS (Cost $149,924,100)		146,408,489

	Notional Amount	Exercise Date	Exercise Price	Contracts	Value (Note 2)
PURCHASED PUT OPTIONS (0.02%)
S&P 500® Index	$36,330,141	09/21/2018	$2,450	129	60,630
S&P 500® Index	15,207,966	08/17/2018	2,675	54	18,360
					78,990

TOTAL PURCHASED PUT OPTIONS (Cost $135,379)					78,990

Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (19.53%)
CASINO & GAMBLING (0.21%)
Jack Ohio Finance LLC
10.25%, 11/15/2022(c)	$701,000	761,461

COMMERCIAL SERVICES (2.14%)
Great Lakes Dredge & Dock Corp.
8.00%, 05/15/2022	100,000	103,500

Description	Principal Amount	Value (Note 2)
COMMERCIAL SERVICES (2.14%) (continued)
RR Donnelley & Sons Co.
6.00%, 04/01/2024	$1,369,000	$1,380,979
6.50%, 11/15/2023	4,706,000	4,717,765
7.00%, 02/15/2022	765,000	784,125
8.88%, 04/15/2021	740,000	773,300
		7,759,669

COMPUTERS (3.28%)
Everi Payments, Inc.
7.50%, 12/15/2025(c)	2,869,000	2,876,172
Harland Clarke Holdings Corp.
8.38%, 08/15/2022(c)	68,000	65,362
9.25%, 03/01/2021(b)(c)	9,424,000	8,917,460
		11,858,994

DIVERSIFIED FINANCIAL SERVICES (0.30%)
Navient Corp.
6.75%, 06/15/2026	1,106,000	1,092,175

ENGINEERING & CONSTRUCTION SERVICES (0.36%)
Engility Corp.
8.88%, 09/01/2024	1,208,000	1,300,110

ENTERTAINMENT (1.23%)
Enterprise Development Authority
12.00%, 07/15/2024(c)	693,000	675,675
Mohegan Tribal Gaming
7.88%, 10/15/2024(c)	3,976,000	3,772,230
		4,447,905

EXPLORATION & PRODUCTION (0.04%)
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 01/30/2026(c)	157,000	153,860

FOOD (1.08%)
Dean Foods Co.
6.50%, 03/15/2023(b)(c)	3,973,000	3,903,473

FOREST PRODUCTS & PAPER (2.42%)
Mercer International, Inc.
5.50%, 01/15/2026(c)	152,000	148,200
Resolute Forest Products, Inc.
5.88%, 05/15/2023(b)	8,367,000	8,618,010
		8,766,210

HEALTHCARE-SERVICES (2.33%)
AHP Health Partners, Inc.
9.75%, 07/15/2026(c)	1,830,000	1,868,887

Description	Principal Amount	Value (Note 2)
HEALTHCARE-SERVICES (2.33%) (continued)
One Call Corp.
7.50%, 07/01/2024(c)	$3,826,000	$3,806,870
10.00%, 10/01/2024(c)	3,171,000	2,774,625
		8,450,382

MACHINERY (0.28%)
Navistar International Corp.
6.63%, 11/01/2025(c)	686,000	720,300
Titan International, Inc.
6.50%, 11/30/2023(c)	276,000	276,690
		996,990

MEDIA (0.04%)
Lee Enterprises, Inc.
9.50%, 03/15/2022(c)	150,000	156,750

OIL & GAS (0.07%)
Par Petroleum LLC / Petroleum Finance Corp.
7.75%, 12/15/2025(c)	241,000	242,205

OIL & GAS SERVICES (0.06%)
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 04/01/2026(c)	206,000	212,695

PUBLISHING & BROADCASTING (4.92%)
American Media, Inc.
0.00%, 03/01/2022(c)(d)	12,223,000	11,092,373
McClatchy Co.
6.88%, 03/15/2029	2,318,000	3,001,810
9.00%, 07/15/2026(c)	3,680,000	3,698,400
		17,792,583

REFINING & MARKETING (0.10%)
Calumet Specialty Products Partners LP / Calumet Finance Corp.
6.50%, 04/15/2021	346,000	344,270

RETAIL (0.67%)
Golden Nugget, Inc.
8.75%, 10/01/2025(c)	2,330,000	2,423,200

TOTAL CORPORATE BONDS (Cost $67,834,856)		70,662,932

Description	Principal Amount/ Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.88%)
MONEY MARKET FUNDS (4.88%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 1.811%(b)	17,665,125	$17,665,125

TOTAL SHORT TERM INVESTMENTS (Cost $17,665,125)		17,665,125

TOTAL INVESTMENTS (75.70%) (Cost $273,214,723)		$273,960,097

SEGREGATED CASH WITH BROKERS (29.61%)(e)		107,170,329

SECURITIES SOLD SHORT (-5.17%) (Proceeds $18,129,522)		$(18,721,886)

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.15%)		(506,476)
NET ASSETS (100.00%)		$361,902,064

SCHEDULE OF SECURITIES SOLD SHORT

Description	Principal	Value (Note 2)
CORPORATE BONDS (-2.80%)
CHEMICALS (-0.53%)
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 6/15/2023(c)	$(1,799,000)	$(1,920,432)

FOOD (-0.30%)
TreeHouse Foods, Inc.
6.00%, 2/15/2024(c)	(1,073,000)	(1,077,024)

HEALTHCARE-SERVICES (-0.09%)
West Street Merger Sub, Inc.
6.38%, 9/1/2025(c)	(331,000)	(323,553)

OIL & GAS (-0.51%)
California Resource
8.00%, 12/15/2022(c)	(1,546,000)	(1,391,400)
Precision Drilling Corp.
7.13%, 1/15/2026(c)	(455,000)	(468,081)
		(1,859,481)
PHARMACEUTICALS (-1.08%)
Mylan NV
3.95%, 6/15/2026	(608,000)	(583,698)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/2026	(333,000)	(283,187)
6.75%, 3/1/2028	(2,836,000)	(3,031,915)
		(3,898,800)
TELECOMMUNICATIONS (-0.29%)
GTT Communications, Inc.
7.88%, 12/31/2024(c)	(772,000)	(768,140)

Description	Principal	Value (Note 2)
TELECOMMUNICATIONS (-0.29%) (continued)
Plantronics, Inc.
5.50%, 5/31/2023(c)	$(288,000)	$(286,560)
		(1,054,700)

TOTAL CORPORATE BONDS (Proceeds $9,970,242)		(10,133,990)

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (-2.37%)
Consumer Staples Select Sector SPDR® Fund	(4,605)	(246,690)
Health Care Select Sector SPDR® Fund	(14,344)	(1,275,612)
iShares® 20+ Year Treasury Bond ETF	(6,698)	(801,750)
iShares® 3-7 Year Treasury Bond ETF	(6,590)	(787,307)
iShares® 7-10 Year Treasury Bond ETF	(8,067)	(821,059)
iShares® Nasdaq Biotechnology ETF	(919)	(107,054)
SPDR® S&P Biotech ETF	(1,095)	(104,342)
SPDR® S&P Pharmaceuticals ETF	(11,802)	(548,203)
SPDR® S&P Retail ETF	(21,101)	(1,047,243)
Utilities Select Sector SPDR® Fund	(8,868)	(468,142)
Vaneck Vectors Pharmaceutical ETF	(8,702)	(538,219)
Vanguard Total International Bond ETF	(33,655)	(1,842,275)
		(8,587,896)

TOTAL EXCHANGE TRADED FUNDS (-2.37%) (Proceeds $8,159,279)		(8,587,896)

TOTAL SECURITIES SOLD SHORT (Proceeds $18,129,522)		$(18,721,886)

(a)	Non-income producing security.
(b)	Security position either entirely or partially held in a segregated account as collateral for securities sold short and total return swaps. Aggregate total fair value of $134,949,508.
(c)	Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the fair value of those securities held in long positions was $48,546,888 and the value of the securities held in short positions was $(6,235,190). This totals $42,311,698, which represents 11.69% of the Fund's net assets.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Obligation	Notional Amount	Value	Rate Paid by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BHDG Systematic Trading Segregated Portfolio(a)(b)	$18,104,270	$18,104,275	1-Month LIBOR BBA	09/13/2018	$5
Morgan Stanley	Clinton Segregated Portfolio(c)	18,228,044	18,228,046	1-Month LIBOR BBA	09/13/2018	2
Morgan Stanley	iBoxx USD Liquid High Yield Index	(1,418,209)	(1,448,921)	3-Month LIBOR BBA	09/20/2018	(30,712)
Morgan Stanley	Long/Short Segregated Portfolio(d)	43,514,751	43,514,753	1-Month LIBOR BBA	03/20/2019	2
Morgan Stanley	Melchior Segregated Portfolio(e)	46,386,635	46,386,632	1-Month LIBOR BBA	03/20/2019	(3)
Morgan Stanley	PSAM Highland(f)	54,687,861	54,972,114	1-Month EURIBOR	06/03/2021	284,253
Morgan Stanley	WABR(g)	40,244,651	40,244,660	1-Month LIBOR BBA	09/01/2020	9
		$219,748,003	$220,001,559			$253,556

*	For the long positions, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund. For short positions, the Fund receives payments based on any negative return of the Reference Obligation less the rate paid by the fund. The Fund makes payments on any positive return of such Reference obligation plus the rate paid by the Fund. Payments are made weekly.
(a)	Non-income producing security.
(b)	BHDG Systematic Trading Segregated Portfolio is a quantitative trend following strategy that uses futures. BHDG will employ some short, medium, and long term signals. Interest rate, commodity, equity, and sovereign debt futures will be used. Any asset class may have net long or short exposure, and exposures in aggregate may be net long or short.
(c)	Clinton Segregated Portfolio is a global, quantitative equity market neutral strategy. The Portfolio will invest in large, mid, and small cap stocks in developed and some emerging markets. The strategy will also attempt to minimize net exposure to any given country or sector. The strategy attempts to generate returns primarily through trading value, momentum, and mean reversion models.
(d)	Long/Short Segregated Portfolio is a European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.
(e)	Melchior Segregated Portfolio is a global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.
(f)	PSAM Highland employs an event driven strategy. The fund will primarily make investments in equity special situations and merger arbitrage. The strategy will also opportunistically allocate to liquid high yield credit positions when trading at stressed levels. The strategy will employ gross long exposure of up to 120%, and net exposure will typically vary from 40% to 80%.
(g)	WABR incorporates an absolute return oriented approach within a risk parity framework. Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies. The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation. Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

Common Abbreviations:

AQR - AQR Capital Management LLC.

BBA - British Bankers Association.

EURIBOR - Euro Interbank Offered Rate.

LIBOR - London Interbank Offered Rate.

PIMCO - Pacific Investment Management Company.

S&P - Standard & Poor's.

SPDR - Standard & Poor's Depositary Receipt.

See notes to Quarterly Schedule of Investments.

CLINTON SEGREGATED PORTFOLIO
Description	Notional	Value	Percentage of Value
Long Securities
Equity Swaps
Anhui Conch Cement Co. Ltd. - Class H	32,563	$14,925	0.08%
Aristocrat Leisure Ltd.	7,942	38,969	0.21%
Bellamy's Australia Ltd.	10,192	(47,392)	-0.26%
China Resources Cement	99,734	17,966	0.10%
CJ Corp.	997	(30,644)	-0.17%
Covestro AG	2,877	17,100	0.09%
Electrocomponents PLC	16,273	14,016	0.08%
Geely Automobile Holdings Ltd.	31,513	(17,136)	-0.09%
Gigabyte Technology Co Ltd.	78,861	(25,052)	-0.14%
Grupo Financiero Banorte - Class O	38,640	21,317	0.12%
Just Group PLC	78,692	(26,441)	-0.15%
LG Display Co. Ltd.	11,738	(33,497)	-0.18%
Lg Electronics Inc.	906	(22,281)	-0.12%
Mondi Ltd.	6,320	15,476	0.08%
Nanya Technology Corp.	37,047	(15,785)	-0.09%
Phison Electronics Corp.	11,767	(33,641)	-0.18%
Plus500 Ltd.	3,933	16,428	0.09%
Qantas Airways Ltd.	29,170	21,981	0.12%
Ssab AB-A Shares	40,515	(17,784)	-0.10%
Stora Enso OYJ - Class R	9,431	(14,151)	-0.08%
Tav Havalimanlari Holding AS	14,563	21,301	0.12%
Tekfen Holding AS	28,397	17,527	0.10%
Uni-President Enterprises Co.	98,002	24,125	0.13%
Zhongsheng Group Holdings	24,509	(18,812)	-0.10%
		(61,485)	-0.34%
Total Long		$(61,485)	-0.34%

Securities Sold Short
Equity Swaps
Ambev SA	(43,512)	$(18,983)	-0.10%
Ambu A/S-B	(1,762)	(16,128)	-0.09%
Andritz AG	(2,340)	(13,594)	-0.07%
Astrazeneca PLC	(2,777)	(15,360)	-0.08%
China Cinda Asset Management Co., Ltd. - Class H	(241,772)	20,206	0.11%
China Overseas Land & Investment Ltd.	(67,022)	15,051	0.08%
Chr Hansen Holding A/S	(1,646)	(22,321)	-0.12%
Cybg PLC	(21,433)	(13,503)	-0.07%
Delta Electronics Inc.	(60,425)	63,275	0.35%
Dormakaba Holding AG	(312)	26,242	0.14%
Gea Group AG	(6,824)	(16,506)	-0.09%
Hon Hai Precision Industry	(131,380)	25,491	0.14%
Huhtamaki OYJ	(5,431)	20,058	0.11%
Hyundai Motor Co.	(914)	18,213	0.10%
Intrum AB	(2,623)	14,527	0.08%
Ncc AB - Class B	(11,171)	19,992	0.11%
Nordea Bank AB	(22,053)	(14,157)	-0.08%
Oci NV	(3,777)	(24,029)	-0.13%
Svenska Handelsbanken - Class A	(10,732)	(13,506)	-0.07%
Telstra Corp. Ltd.	(93,838)	20,452	0.11%
Winbond Electronics Corp.	(126,994)	28,732	0.16%
John Wood Group PLC	(23,216)	(25,157)	-0.14%
Woolworths Holdings Ltd.	(20,671)	17,709	0.10%
Yara International ASA	(4,803)	(14,753)	-0.08%
Yue Yuen Industrial Holdings	(31,535)	17,865	0.10%
Zalando SE	(3,358)	(14,048)	-0.08%
		85,768	0.47%
Total Short		85,768	0.47%

Remaining Securities, Cash and Other Assets and Liabilities		18,203,763	99.87%
Total Value		$18,228,046

LONG/SHORT SEGREGATED PORTFOLIO
Description	Shares	Market Value	Percentage of Market Value
Long Securities
Common Stocks
Apple Inc.	2,713	$516,257	1.19%
Ball Corp.	6,105	237,912	0.55%
Boeing Co./The	1,815	646,685	1.49%
Booking Holdings Inc.	153	310,394	0.71%
Brunswick Corp.	29,980	1,927,714	4.43%
Canfor Corp.	29,446	645,553	1.48%
Coca-Cola Co.	6,725	313,587	0.72%
Constellation Brands Inc. - Class A	3,874	814,431	1.87%
Dollar Tree Inc.	5,110	466,441	1.07%
First Quantum Minerals Ltd.	104,741	1,633,634	3.75%
Gap Inc.	13,946	420,751	0.97%
Hess Corp.	23,259	1,526,488	3.51%
Hudson Ltd. - Class A	14,442	244,070	0.56%
Jack in The Box Inc.	2,593	218,434	0.50%
Macy's Inc.	16,836	668,894	1.54%
Marinemax Inc.	44,707	838,256	1.93%
Marriott International - Class A	7,520	961,357	2.21%
Microsoft Corp.	9,320	988,666	2.27%
Mosaic Co.	9,886	297,667	0.68%
Navistar International Corp.	27,144	1,169,092	2.69%
Netapp Inc.	3,957	306,747	0.70%
Newfield Exploration Co.	14,083	404,464	0.93%
Nordstrom Inc.	4,717	247,218	0.57%
Norfolk Southern Corp.	2,960	500,240	1.15%
Norwegian Cruise Line Holdings	9,867	493,646	1.13%
Seaworld Entertainment Inc.	42,515	905,570	2.08%
Southern Copper Corp.	11,039	544,885	1.25%
Southwest Airlines Co.	19,247	1,119,406	2.57%
Stanley Black & Decker Inc.	2,190	327,339	0.75%
The Swatch Group AG	542	243,670	0.56%
Teck Resources Ltd. - Class B	102,140	2,658,704	6.11%
Thor Industries Inc.	3,393	321,826	0.74%
Union Pacific Corp.	4,752	712,277	1.64%
United Continental Holdings	4,583	368,473	0.85%
West Fraser Timber Co. Ltd.	3,688	229,065	0.53%
		24,229,813	55.68%
Equity Swaps
Alphabet Inc. - Class A	962	330,244	0.76%
NVR Inc.	428	304,621	0.70%
Rio Tinto PLC	30,624	261,777	0.60%
Take-Two Interactive Software	12,258	218,916	0.50%
		1,115,558	2.56%
Total Long		$25,345,371	58.25%

Securities Sold Short
Common Stocks
iShares Stoxx Europe 600 De	(11,688)	$(532,571)	-1.22%
Terex Corp.	(7,865)	(347,004)	-0.80%
Kimberly-Clark Corp.	(2,929)	(333,496)	-0.77%
Louisiana-Pacific Corp.	(11,010)	(296,389)	-0.68%
Kirby Corp.	(3,286)	(274,217)	-0.63%
Tesla Inc.	(919)	(273,991)	-0.63%
Ferrari NV	(2,002)	(265,505)	-0.61%
Domtar Corp.	(5,144)	(248,044)	-0.57%
Zillow Group Inc. - Class C	(4,281)	(238,452)	-0.55%
Lyondellbasell Industries - Class A	(2,084)	(230,886)	-0.53%
Smith (A.O.) Corp.	(3,803)	(226,393)	-0.52%
		(3,266,948)	-7.51%
Total Short		(3,266,948)	-7.51%

Remaining Securities, Cash and Other Assets and Liabilities		21,436,330	49.26%
Total Value		$43,514,753

MELCHIOR SEGREGATED PORTFOLIO
Description	Notional/Contracts	Value	Percentage of Value
Long Securities
Contracts for Difference
ABN Amro Group NV	25,610	$(33,506)	-0.07%
Alten SA	9,873	82,074	0.18%
Altran Technologies SA	47,616	(168,912)	-0.36%
Ascential PLC	175,074	(30,897)	-0.07%
Asml Holding NV	4,142	90,256	0.19%
Asr Nederland NV	38,072	182,304	0.39%
Associated British Foods PLC	52,412	(131,436)	-0.28%
B&S Group SARL	22,761	28,140	0.06%
Barclays PLC	345,439	(39,114)	-0.08%
BefeSA SA	26,737	127,908	0.28%
Cerved Group SPA	128,368	41,880	0.09%
Compass Group PLC	76,549	120,013	0.26%
Erste Group Bank AG	30,583	(39,688)	-0.09%
Ferguson PLC	21,433	(53,958)	-0.12%
Finecobank SPA	56,129	47,597	0.10%
Fluidra SA	52,073	(37,002)	-0.08%
Howden Joinery Group PLC	203,510	28,716	0.06%
Ing Groep NV	46,313	(40,107)	-0.09%
Inmobiliaria Colonial Socimi	107,999	74,688	0.16%
Jd Sports Fashion PLC	172,179	207,660	0.45%
Jungheinrich - Preferred Stock	29,212	(140,069)	-0.30%
London Stock Exchange Group	19,205	28,429	0.06%
Lonza Group AG-REG	3,995	259,537	0.56%
Maisons Du Monde SA	11,778	(87,380)	-0.19%
Mtu Aero Engines AG	5,358	252,149	0.54%
Nestle SA-Reg	13,040	42,363	0.09%
Prosegur Cash SA	785,032	(54,416)	-0.12%
Roche Holding AG-Genusschein	6,119	114,218	0.25%
Ryanair Holdings PLC	40,550	(76,294)	-0.16%
Shire PLC	16,551	119,543	0.26%
Total SA	24,830	205,124	0.44%
Vivendi	47,053	57,195	0.12%
		1,177,015	2.54%
Common Stocks
Grifols SA	83,912	1,743,686	3.76%
		1,743,686	3.76%
Equity Options
Wirecard AG Put @ 120.0 Dec 18	87	37,372	0.08%
		37,372	0.08%
Index Options
DJ Euro STOXX 50 Euro Price Put @ 3400.0 Sep 18	284	78,748	0.17%
DJ Euro STOXX 50 Euro Price Put @ 3300.0 Sep 18	389	59,588	0.13%
DJ Euro STOXX 50 Euro Price Put @ 3300.0 Aug 18	1,094	29,411	0.06%
		167,747	0.36%
Total Long		$3,125,820	6.74%

Securities Sold Short
Contracts for Difference
Aggreko PLC	(139,635)	$(127,736)	-0.28%
Glanbia PLC	(61,859)	118,440	0.26%
Gima TT SPA	(65,760)	93,002	0.20%
Petrofac Ltd.	(127,321)	(71,491)	-0.15%
Rpc Group PLC	(74,973)	(63,721)	-0.14%
Publicis Groupe	(11,039)	62,680	0.14%
Reckitt Benckiser Group PLC	(15,243)	(58,243)	-0.13%
Prosiebensat.1 Media SE	(13,390)	54,843	0.12%
Domino'S Pizza Group PLC	(94,221)	53,818	0.12%
Rolls-Royce Holdings PLC	(48,640)	(50,362)	-0.11%
Babcock Inti Group PLC	(34,293)	49,656	0.11%
Metro Bank PLC	(17,488)	31,146	0.07%
		92,032	0.20%
Equity Futures
EURO STOXX 50 Sep18	(146)	(35,164)	-0.08%
		(35,164)	-0.08%
Total Shorts		56,868	0.12%

Remaining Securities, Cash and Other Assets and Liabilities		43,203,944	93.14%
Total Value		$46,386,632

PSAM HIGHLAND
Description	Principal/Shares/ Notional	Value	Percentage of Value
Long Securities
Common Stocks
Aetna Inc.	13,743	$2,598,476	4.73%
Allergan PLC	4,104	756,221	1.38%
Alpine Electronics	18,520	412,658	0.75%
Andeavor	6,538	982,102	1.79%
Ca Inc.	22,546	997,747	1.82%
Conduent Inc.	43,863	788,558	1.43%
Dell Technologies Inc. - Class V	24,600	2,278,287	4.14%
ENVision Healthcare Corp.	20,214	895,575	1.63%
Eqt Corp.	18,179	904,041	1.64%
Gramercy Property Trust Inc. REIT	12,144	332,960	0.61%
Grupo Televisa SA	46,098	917,337	1.67%
Linn Energy Inc.	42,837	1,783,798	3.24%
McKesson Europe AG	54,026	1,682,154	3.06%
Nxp Semiconductors NV	33,628	3,209,319	5.84%
Qurate Retail Inc.	40,962	872,952	1.59%
Rockwell Collins Inc.	7,456	1,037,334	1.89%
Telecom Italia	1,190,039	918,520	1.67%
Trinity Industries Inc.	21,564	822,404	1.50%
Twenty-First Century Fox - Class A	60,859	2,741,408	4.99%
Vivendi	22,483	584,236	1.06%
XI Group Ltd.	36,332	2,045,010	3.72%
		27,561,097	50.14%
Equity Swaps
Altaba Inc.	22,241	775,577	1.41%
Sky PLC	224,138	1,641,846	2.99%
		1,641,846	2.99%
Corporate Bonds
Bausch Health Cos Inc., 6.125% 04-15-2025	1,393,951	1,333,298	2.43%
FE, 6.85% 05-31-2034	3,890,338	1,523,708	2.77%
Frontier Communications, 10.5% 09-15-2022	643,362	612,395	1.11%
Genon Energy Inc., 9.5% 10-15-2018	620,916	383,799	0.70%
Genon Energy Inc., 9.875% 10-15-2020	1,106,868	686,944	1.25%
Genone 7.875% 06-15-2017	1,216,597	776,355	1.41%
Hexion Inc., 10.375% 02-01-2022	967,330	1,001,945	1.82%
Hexion Inc., 6.625% 04-15-2020	324,683	313,066	0.57%
Hexion Inc/Hexion Nova, 9.00% 11-15-2020	686,253	598,666	1.09%
Neiman Marcus Group Ltd., 8.00% 10-15-2021	805,346	526,864	0.96%
Telecom Italia SPA, 5.303% 05-30-2024	467,867	473,713	0.86%
Titim 5.303% 05-30-2024	428,908	438,689	0.80%
		8,669,442	15.77%
Outstanding Forward Foreign Currency Contracts
USD TO EUR SPOT SD : 02-Aug-2018	376,367	376,743	0.69%
USD TO MXN FORWARD SD : 31-Aug-2018	864,138	863,200	1.57%
		863,200	1.57%

Total Long		$38,735,585	70.46%

Securities Sold Short
Common Stocks
Alibaba Group Holding	(7,400)	$(1,386,863)	-2.52%
CVS Health Corp.	(11,522)	(753,788)	-1.37%
Marathon Petroleum Corp.	(10,435)	(844,296)	-1.54%
Texas Instruments Inc.	(4,060)	(454,976)	-0.83%
United Technologies Corp.	(2,725)	(370,328)	-0.67%
Vaneck Vectors Semiconductor	(10,965)	(1,162,201)	-2.11%
Vmware Inc. - Class A	(2,701)	(390,976)	-0.71%
Walt Disney Co.	(9,903)	(1,125,666)	-2.05%
		(6,489,094)	-11.80%
Equity Swaps
Alibaba Group Holding	(5,659)	(316,954)	-0.58%
		(316,954)	-0.58%
Corporate Bonds
Pacific Gas & Electric, 6.05% 03-01-2034	(1,036,670)	(1,173,298)	-2.13%
Pacific Gas & Electric, 3.5% 10-01 -2020	(477,803)	(484,682)	-0.88%
		(1,657,980)	-3.02%
Outstanding Forward Foreign Currency Contracts
EUR TO USD SPOT SD : 02-Aug-2018	(321,681)	(376,533)	-0.68%
MXN TO USD FORWARD SD : 31-Aug-2018	(17,398,436)	(928,010)	-1.69%
		(928,010)	-1.69%
Total Short		(9,392,038)	-17.09%

Remaining Securities, Cash and Other Assets and Liabilities		25,628,567	46.62%
Total Value		$54,972,114

WABR CAYMAN COMPANY LIMITED

Description	Principal/Shares	Value	Percentage of Value
Long Securities
Common Stocks
American Homes 4 Rent - Class A	23,433	$518,807	1.29%
Apartment Investment & Managment Co. - Class A	9,270	395,366	0.98%
Aspen Insurance Holdings Ltd.	5,714	231,131	0.57%
Boston Properties Inc.	4,120	517,184	1.29%
Comscore Inc.	15,880	317,600	0.79%
Corporate Office Properties	8,755	260,374	0.65%
DCT Industrial Trust Inc.	8,767	586,249	1.46%
Equity Lifestyle Properties	6,227	566,595	1.41%
Healthcare Trust Of America - Class A	13,112	358,220	0.89%
Highwoods Properties Inc.	6,029	296,084	0.74%
Hudson Pacific Properties Inc.	12,102	414,615	1.03%
Invesco S&P 500 Equal Weight	19,832	2,083,352	5.18%
iShares Iboxx High Yield Corp..	52,845	4,551,011	11.31%
iShares Iboxx Investment Grade	39,027	4,517,766	11.23%
Liberty Property Trust	7,725	331,094	0.82%
Regency Centers Corp.	8,316	529,147	1.31%
Spdr S&P 500 ETF Trust	1,154	324,655	0.81%
Stag Industrial Inc.	12,892	352,209	0.88%
Taubman Centers Inc.	4,807	298,274	0.74%
Vici Properties Inc.	25,023	509,218	1.27%
		17,958,951	44.62%

Corporate Bonds
Bayer US Finance LI LLC, 4.38% 12-15-2028	2,400,000	2,428,224	6.03%
Keurig Dr Pepper Inc., 4.60% 05-25-2028	460,000	471,666	1.17%
Kraft Heinz Foods Co., 4.88% 02-15-2025	340,000	348,639	0.87%
Nxp Bv/Nxp Funding LLC, 4.13% 06-01-2021	600,000	603,924	1.50%
		3,852,453	9.57%

Government Bonds
US Treasury Bond 3.00% 02-15-2048	429,000	422,178	1.05%
US Treasury Note 2.25% 08-12-2027	280,000	264,306	0.66%
		686,484	1.71%
Total Long		$22,497,888	55.90%

Securities Sold Short
Common Stocks
American Campus Communities	(6,605)	$(272,456)	-0.68%
Brandywine Realty Trust	(15,360)	(253,286)	-0.63%
Csx Corp.	(4,377)	(309,366)	-0.77%
Duke Realty Corp.	(14,539)	(423,376)	-1.05%
Eastgroup Properties Inc.	(3,770)	(359,356)	-0.89%
Energy Select Sector SPDR	(3,034)	(233,982)	-0.58%
Equity Residential	(4,377)	(286,387)	-0.71%
Invitation Homes Inc.	(9,680)	(223,705)	-0.56%
National Retail Properties	(9,310)	(415,319)	-1.03%
Ramco-Gershenson Properties	(18,643)	(245,155)	-0.61%
SI Green Realty Corp.	(7,431)	(766,210)	-1.90%
Southern Co.	(4,888)	(237,557)	-0.59%
Sun Communities Inc.	(5,673)	(550,054)	-1.37%
Tanger Factory Outlet Center	(13,965)	(333,065)	-0.83%
UDR Inc.	(6,026)	(231,880)	-0.58%
Vanguard Real Estate ETF	(8,755)	(717,385)	-1.78%
Vornado Realty Trust	(4,377)	(314,794)	-0.78%
Welltower Inc.	(3,920)	(245,392)	-0.61%
Ww Grainger Inc.	(1,031)	(357,303)	-0.89%
		(6,776,028)	-16.84%

Corporate Bonds
Standard Chartered PLC	(365,000)	(352,650)	-0.88%
Wells Fargo & Company	(310,000)	(296,602)	-0.74%
		(649,252)	-1.61%

Government Bonds
Republic Of Turkey	(330,000)	(336,103)	-0.84%
US Treasury Note 2.75% 07-31-2023	(356,000)	(354,424)	-0.88%
US Treasury Note 2.88% 05-15-2028	(1,562,000)	(1,550,514)	-3.85%
		(2,241,041)	-5.57%
Total Short		(9,666,321)	-24.02%

Remaining Securities, Cash and Other Assets and Liabilities		27,413,093	68.12%
Total Value		$40,244,660

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

July 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Highland Resolute Fund (the “Fund”). Effective August 31, 2017, the Fund changed its name from Redmont Resolute Fund. The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Fund offers Class I shares.

Basis of Consolidation: Highland Resolute Cayman (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the Schedule of investments. All investments held by the Subsidiary are disclosed in the accounts of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Consolidated Schedule of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund and Subsidiary in preparation of the Consolidated Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

July 31, 2018 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferrable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale at the mean of the last bid and asked price.

Forward currency exchange contracts have a fair value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

July 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

Highland Resolute Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed End Funds	$1,748,771	$–	$–	$1,748,771
Common Stocks*	37,395,790	–	–	37,395,790
Open-End Mutual Funds	146,408,489	–	–	146,408,489
Purchased Put Options	78,990	–	–	78,990
Corporate Bonds*	–	70,662,932	–	70,662,932
Short Term Investments
Money Market Funds	17,665,125	–	–	17,665,125
Total	$203,297,165	$70,662,932	$–	$273,960,097

Other Financial Instruments**
Assets:
Total Return Swap Contracts	$–	$284,271	$–	$284,271
Liabilities:
Corporate Bonds - Sold Short	–	$(10,133,990)	–	$(10,133,990)
Exchange Traded Funds Sold Short	(8,587,896)	–	–	(8,587,896)
Total Return Swap Contracts	$–	$(30,715)	$–	$(30,715)
Total	(8,587,896)	$(9,880,434)	–	$(18,468,330)

*	For detailed Industry descriptions, see the accompanying Schedule of Investments.

**	Other financial instruments are derivative instruments reflected in the Schedule of Investments. The derivatives shown in the table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

The Fund recognizes transfers between levels as of the end of the period. For the three months ended July 31, 2018, the Fund did not have any transfers between Level 1 and Level 2 securities.

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

July 31, 2018 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the three months ended July 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion its average daily net assets.

Short Sales: The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Swap Contracts: The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices, or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract. Swap agreements held at July 31, 2018 are disclosed in the Consolidated Schedule of Investments.

Highland Resolute Fund	Notes to Consolidated Quarterly Schedule of Investments

July 31, 2018 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the Schedule of investments.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by the Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations. There was no written option activity for the three months ended July 31, 2018.

Futures: The Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render the Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Rondure Overseas Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (80.68%)
Australia (4.85%)
carsales.com, Ltd.	7,308	$75,687
Coca-Cola Amatil, Ltd.	23,700	168,684
Domino's Pizza Enterprises, Ltd.	3,059	113,520
DuluxGroup, Ltd.	88,308	501,905
REA Group, Ltd.	2,546	164,187
SEEK, Ltd.	10,000	158,768
		1,182,751

Belgium (0.62%)
Anheuser-Busch InBev SA	865	87,585
Lotus Bakeries	22	62,770
		150,355

Britain (12.13%)
Abcam PLC	12,000	232,794
Auto Trader Group PLC(a)(b)	8,900	49,682
B&M European Value Retail SA	48,000	260,011
BAE Systems PLC	17,900	153,467
Compass Group PLC	4,696	101,055
Dechra Pharmaceuticals PLC	2,100	82,305
Diploma PLC	8,700	150,277
Domino's Pizza Group PLC	56,400	233,484
easyJet PLC	8,500	180,627
Intertek Group PLC	2,400	185,227
J D Wetherspoon PLC	24,988	399,808
Just Eat PLC(c)	8,100	84,309
Rightmove PLC	700	44,754
Sanne Group PLC	9,000	83,399
St James's Place PLC	7,700	121,836
Unilever NV	1,950	112,279
WH Smith PLC	19,187	484,790
		2,960,104

Canada (2.93%)
Alimentation Couche-Tard, Inc., Class B	10,000	459,315
Dollarama, Inc.	2,100	75,873
Ritchie Bros Auctioneers, Inc.	5,400	179,620
		714,808
		Value
	Shares	(Note 2)
Denmark (1.42%)
Novo Nordisk A/S, Class B	1,301	$64,953
Novozymes A/S, Class B	1,488	78,340
Royal Unibrew A/S	2,440	203,124
		346,417

Finland (1.22%)
Olvi OYJ, Class A	7,905	297,648

France (1.19%)
Bureau Veritas SA	6,000	154,565
Laurent-Perrier	550	68,816
Sodexo SA	600	66,429
		289,810

Germany (7.77%)
adidas AG	1,130	249,936
CTS Eventim AG & Co., KGaA	3,745	176,570
Deutsche Lufthansa AG	8,057	226,115
Deutsche Post AG	11,005	388,506
Fresenius Medical Care AG & Co. KGaA	544	53,142
Krones AG	2,645	327,232
KUKA AG	299	31,817
Puma SE	690	346,140
Rational AG	30	20,557
XING SE	235	76,531
		1,896,546

Hong Kong (1.05%)
Vitasoy International Holdings, Ltd.	72,000	256,388

Ireland (0.21%)
Glanbia PLC	3,075	50,484

Israel (0.20%)
Elbit Systems, Ltd.	404	48,407

Italy (2.36%)
Brembo SpA	5,959	81,667
Davide Campari-Milano SpA	4,498	37,923
De' Longhi SpA	6,016	176,996
DiaSorin SpA	383	41,113
Moncler SpA	5,423	239,197
		576,896

		Value
	Shares	(Note 2)
Japan (26.73%)
ABC-Mart, Inc.	3,000	$162,322
Aeon Delight Co., Ltd.	7,000	255,735
Calbee, Inc.	6,800	225,015
Cosmos Pharmaceutical Corp.	1,300	285,892
Create SD Holdings Co., Ltd.	16,500	410,231
Ezaki Glico Co., Ltd.	5,400	249,680
Kirin Holdings Co., Ltd.	9,100	232,515
Kusuri no Aoki Holdings Co., Ltd.	2,500	183,339
Kyushu Railway Co.	6,400	196,324
Lintec Corp.	12,700	373,112
Matsumotokiyoshi Holdings Co., Ltd.	6,600	285,686
McDonald's Holdings Co. Japan, Ltd.	1,800	85,963
MEIJI Holdings Co., Ltd.	800	62,818
MISUMI Group, Inc.	6,400	162,669
MonotaRO Co., Ltd.	4,400	220,758
Morinaga & Co., Ltd.	3,900	180,674
Pigeon Corp.	2,600	124,867
Ryohin Keikaku Co., Ltd.	600	192,371
Secom Co., Ltd.	1,600	122,059
Seria Co., Ltd.	6,500	298,797
Seven & i Holdings Co., Ltd.	11,200	456,254
Ship Healthcare Holdings, Inc.	3,400	131,816
SK Kaken Co., Ltd.	870	80,919
Sundrug Co., Ltd.	2,500	99,942
Suzuki Motor Corp.	8,400	492,138
TOTO, Ltd.	3,500	163,082
Tsuruha Holdings, Inc.	900	110,593
Unicharm Corp.	8,100	246,082
Yamato Holdings Co., Ltd.	4,000	115,655
Yaskawa Electric Corp.	9,700	318,374
		6,525,682

Netherlands (1.08%)
Euronext NV(a)(b)	4,250	264,142

New Zealand (2.53%)
Air New Zealand, Ltd.	107,302	237,330
Mainfreight, Ltd.	13,931	262,832
Trade Me Group, Ltd.	35,498	117,348
		617,510

South Korea (1.30%)
S-1 Corp.	2,150	166,634
		Value
	Shares	(Note 2)
South Korea (continued)
Samsung Electronics Co., Ltd.	3,650	$150,907
		317,541

Spain (1.94%)
Amadeus IT Group SA	5,257	448,751
Industria de Diseno Textil SA	747	24,502
		473,253

Sweden (0.75%)
Axfood AB	4,544	92,064
Indutrade AB	1,260	33,130
Loomis AB, Class B	1,882	59,031
		184,225

Switzerland (2.46%)
ABB, Ltd.	3,000	68,808
Nestle SA	3,400	277,109
UBS Group AG	15,500	255,398
		601,315

Taiwan (1.26%)
President Chain Store Corp.	28,000	307,768

United States (6.68%)
Carnival Corp.	4,450	263,618
Johnson & Johnson	2,000	265,040
Lululemon Athletica, Inc.(c)	4,175	500,791
Royal Caribbean Cruises, Ltd.	1,700	191,692
Starbucks Corp.	4,325	226,587
The Walt Disney Co.	150	17,034
Yum! Brands, Inc.	2,075	164,527
		1,629,289

TOTAL COMMON STOCKS (Cost $18,650,054)		19,691,339

PREFERRED STOCKS (0.31%)
Germany (0.31%)
FUCHS PETROLUB SE	1,351	76,272

TOTAL PREFERRED STOCKS (Cost $73,715)		76,272

TOTAL INVESTMENTS (80.99%) (Cost $18,723,769)	$19,767,611

Other Assets In Excess Of Liabilities (19.01%)	4,641,270

NET ASSETS (100.00%)	$24,408,881

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, these securities had a total aggregate market value of $313,824 representing 1.29% of net assets.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2018, the aggregate market value of those securities was $348,111, representing 1.79% of net assets.
(c)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Rondure New World Fund

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (96.16%)
Argentina (1.09%)
Despegar.com Corp.(a)	39,975	$840,274
MercadoLibre, Inc.	1,500	514,365
		1,354,639

Bangladesh (0.46%)
GrameenPhone, Ltd.	21,919	102,129
Square Pharmaceuticals, Ltd.	147,843	472,420
		574,549

Brazil (3.86%)
Ambev SA	244,200	1,258,964
Hypermarcas SA	228,200	1,690,236
M Dias Branco SA	114,700	1,178,996
Raia Drogasil SA	33,300	658,139
		4,786,335

China (21.71%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	16,650	3,117,380
ANTA Sports Products, Ltd.	223,000	1,136,443
Baidu, Inc., Sponsored ADR(a)	9,375	2,317,313
China Machinery Engineering Corp., Class H	1,258,000	673,152
China Medical System Holdings, Ltd.	299,000	511,219
China Resources Beer Holdings Co., Ltd.	560,000	2,518,521
Haier Electronics Group Co., Ltd.	778,000	2,269,854
Haitian International Holdings, Ltd.	531,000	1,251,553
Hengan International Group Co., Ltd.	194,000	1,726,438
JD.com, Inc., ADR(a)	38,500	1,380,610
Sinotrans, Ltd., Class H	5,301,000	2,451,587
TravelSky Technology, Ltd., Class H	938,000	2,658,984
Tsingtao Brewery Co., Ltd., Class H	337,000	1,801,129
		Value
	Shares	(Note 2)
China (continued)
Want Want China Holdings, Ltd.	590,000	$487,842
Yum China Holdings, Inc.	73,700	2,659,096
		26,961,121

Colombia (0.05%)
Grupo Nutresa SA	6,962	64,791

Germany (0.18%)
KUKA AG	2,100	223,463

Greece (1.49%)
JUMBO SA	115,656	1,852,821

Hong Kong (2.09%)
Vitasoy International Holdings, Ltd.	729,000	2,595,926

India (6.75%)
Asian Paints, Ltd.	31,244	661,175
Bharat Electronics, Ltd.	761,551	1,291,898
Britannia Industries, Ltd.	7,311	697,370
Castrol India, Ltd.	200,000	508,411
Colgate-Palmolive India, Ltd.	4,704	78,547
Dabur India, Ltd.	159,000	977,258
Eicher Motors, Ltd.	2,775	1,124,729
Godrej Consumer Products, Ltd.	5,302	101,802
Hindustan Unilever, Ltd.	25,135	634,603
Marico, Ltd.	14,900	79,099
Maruti Suzuki India, Ltd.	6,070	842,585
Nestle India, Ltd.	3,718	570,844
Pidilite Industries, Ltd.	6,385	104,587
Radico Khaitan, Ltd.	110,500	704,458
		8,377,366

Indonesia (2.01%)
Indofood CBP Sukses Makmur Tbk PT	2,049,500	1,240,075
Kalbe Farma Tbk PT	1,014,000	91,063
Multi Bintang Indonesia Tbk PT	515,000	582,143
Unilever Indonesia Tbk PT	193,000	578,866
		2,492,147

		Value
	Shares	(Note 2)
Japan (0.77%)
Suzuki Motor Corp.	16,400	$960,841

Kenya (2.55%)
East African Breweries, Ltd.	387,200	867,297
Safaricom, Ltd.	8,236,600	2,295,916
		3,163,213

Malaysia (1.96%)
Carlsberg Brewery Malaysia Bhd	185,000	871,070
Heineken Malaysia Bhd	280,000	1,560,836
		2,431,906

Mexico (4.52%)
Alsea SAB de CV	16,300	56,165
Arca Continental SAB de CV	16,200	107,573
Becle SAB de CV	1,564,600	2,180,967
Corp Moctezuma SAB de CV	90,700	379,876
Gruma SAB de CV, Class B	118,200	1,527,780
Wal-Mart de Mexico SAB de CV	467,300	1,364,209
		5,616,570

Pakistan (0.32%)
Nestle Pakistan, Ltd.	4,578	395,479

Peru (2.01%)
Alicorp SAA	550,225	1,974,399
InRetail Peru Corp.(a)(b)(c)	20,196	521,057
		2,495,456

Philippines (5.20%)
International Container Terminal Services, Inc.	601,000	1,007,231
Jollibee Foods Corp.	247,000	1,255,814
Philippine Seven Corp.(a)	1,429,447	3,095,498
Puregold Price Club, Inc.	1,288,000	1,097,486
		6,456,029

Poland (1.94%)
AmRest Holdings SE(a)	9,400	1,121,406
Dino Polska SA(a)(b)(c)	47,000	1,288,587
		2,409,993

Russia (2.35%)
Alrosa PJSC	410,000	638,425
		Value
	Shares	(Note 2)
Russia (continued)
LUKOIL PJSC, Sponsored ADR	8,900	$638,842
Mail.Ru Group, Ltd., GDR(a)(c)	18,600	504,060
Sberbank of Russia PJSC, Sponsored ADR	41,300	581,917
Yandex NV, Class A(a)	15,425	554,683
		2,917,927

South Africa (3.58%)
Clicks Group, Ltd.	115,400	1,693,731
Distell Group Holdings, Ltd.(a)	40,100	391,331
Shoprite Holdings, Ltd.	126,000	2,082,983
Tiger Brands, Ltd.	10,400	276,438
		4,444,483

South Korea (3.98%)
BGF Retail Co., Ltd.	7,632	1,153,004
LG Household & Health Care, Ltd.	650	703,080
Medy-Tox, Inc.	917	588,408
NAVER Corp.	828	529,967
S-1 Corp.	13,800	1,069,557
Samsung Electronics Co., Ltd.	21,850	903,377
		4,947,393

Sri Lanka (1.06%)
Lion Brewery Ceylon PLC	338,256	1,312,980

Taiwan (5.17%)
Gourmet Master Co., Ltd.	59,616	536,493
President Chain Store Corp.	245,000	2,692,967
Taiwan Semiconductor Manufacturing Co., Ltd.	237,000	1,904,423
Uni-President Enterprises Corp.	487,000	1,285,347
		6,419,230

Tanzania (0.20%)
Tanzania Breweries, Ltd.	34,234	249,282

Thailand (2.73%)
CP ALL PCL	129,000	290,802
Thai Beverage PCL	307,000	171,389

		Value
	Shares	(Note 2)
Thailand (continued)
TOA Paint Thailand PCL	2,494,000	$2,923,535
		3,385,726

Turkey (2.73%)
Aselsan Elektronik Sanayi Ve Ticaret AS	244,800	1,348,873
BIM Birlesik Magazalar AS	94,000	1,351,172
Ulker Biskuvi Sanayi AS	192,800	684,224
		3,384,269

United Arab Emirates (2.90%)
Aramex PJSC	2,524,000	2,989,096
DP World, Ltd.	26,720	614,560
		3,603,656

United States (8.12%)
Carnival Corp.	43,250	2,562,130
Kansas City Southern	8,325	967,948
Lululemon Athletica, Inc.(a)	19,300	2,315,035
PriceSmart, Inc.	5,875	480,281
Royal Caribbean Cruises, Ltd.	18,825	2,122,707
Starbucks Corp.	31,100	1,629,329
		10,077,430

Uruguay (0.44%)
Arcos Dorados Holdings, Inc., Class A	77,600	543,200

Vietnam (3.94%)
Saigon Beer Alcohol Beverage Corp.	249,320	2,200,544
Vietnam Dairy Products JSC	372,660	2,692,153
		4,892,697

TOTAL COMMON STOCKS (Cost $117,380,862)		119,390,918

TOTAL INVESTMENTS (96.16%) (Cost $117,380,862)		$119,390,918

Other Assets In Excess Of Liabilities (3.84%)		4,768,307

NET ASSETS (100.00%)		$124,159,225
(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2018, these securities had a total aggregate market value of $1,809,644 representing 1.46% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2018, the aggregate market value of those securities was $2,313,704, representing 1.86% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Rondure Funds	Notes to Quarterly Portfolios of Investments

July 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2018, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Rondure New World Fund and the Rondure Overseas Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolios of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolios of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in the Portfolios of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolios of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Rondure Global Advisors, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Rondure Funds	Notes to Quarterly Portfolios of Investments

July 31, 2018 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of July 31, 2018:

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure New World Fund
Common Stocks*	$119,390,918	$–	$–	$119,390,918
Total	$119,390,918	$–	$–	$119,390,918

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rondure Overseas Fund
Common Stocks	$19,691,339	$–	$–	$19,691,339
Preferred Stocks	76,272	–	–	76,272
Total	$19,767,611	$–	$–	$19,767,611

*	For a detailed country breakdown, see the accompanying Portfolios of Investments.

Rondure Funds	Notes to Quarterly Portfolios of Investments

July 31, 2018 (Unaudited)

For the three months ended July 31, 2018, the Funds did not have any transfers in/(out) of Level 1 and Level 2 securities.

The Funds recognize transfers between levels as of the end of the period. For the three months ended July 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

SEAFARER OVERSEAS GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (89.1%)
Brazil (5.9%)
TOTVS SA	BRL	7,413,300	$58,582,708
Odontoprev SA	BRL	14,845,200	52,644,236
Ser Educacional SA	BRL	5,000,000	23,539,286

Total Brazil			134,766,230

China / Hong Kong (22.0%)
Hang Lung Properties, Ltd.	HKD	41,500,000	87,255,248
China Yangtze Power Co., Ltd., Class A	CNY	35,099,263	86,727,525
Hengan International Group Co., Ltd.	HKD	8,875,000	79,058,053
China Telecom Corp., Ltd., Class H	HKD	160,000,000	75,672,404
Fuyao Glass Industry Group Co., Ltd., Class H	HKD	14,000,000	50,786,880
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	42,124,000	32,239,011
Greatview Aseptic Packaging Co., Ltd.	HKD	42,494,000	27,610,908
Texwinca Holdings, Ltd.	HKD	57,500,000	25,314,278
Pico Far East Holdings, Ltd.	HKD	52,500,000	21,747,149
Xinhua Winshare Publishing and Media Co., Ltd., Class H	HKD	31,500,000	21,217,212

Total China / Hong Kong			507,628,668

Hungary (4.3%)
Richter Gedeon Nyrt	HUF	5,500,000	99,398,524

Total Hungary			99,398,524

India (6.1%)
Infosys, Ltd., Sponsored ADR	USD	3,500,000	70,630,000
Sun Pharma Advanced Research Co., Ltd.(a)	INR	8,537,041	46,215,678
Infosys, Ltd.	INR	761,251	15,118,247
Balkrishna Industries, Ltd.	INR	500,000	8,816,720

Total India			140,780,645

Indonesia (3.6%)
Astra International Tbk PT	IDR	167,500,000	83,100,632

Total Indonesia			83,100,632

Malaysia (0.1%)
Hartalega Holdings Bhd	MYR	1,250,000	1,894,001

Total Malaysia			1,894,001

	Currency	Shares	Value
Mexico (1.8%)
Bolsa Mexicana de Valores SAB de CV	MXN	22,500,000	$42,252,954

Total Mexico			42,252,954

Poland (2.8%)
Bank Pekao SA	PLN	1,275,000	39,039,624
Asseco Poland SA	PLN	2,075,000	26,192,225

Total Poland			65,231,849

Singapore (8.9%)
Singapore Telecommunications, Ltd.	SGD	42,500,000	100,300,905
Venture Corp., Ltd.	SGD	6,003,000	73,816,506
SIA Engineering Co., Ltd.	SGD	13,827,500	30,178,119

Total Singapore			204,295,530

South Africa (4.1%)
Sanlam, Ltd.	ZAR	16,200,000	93,922,833

Total South Africa			93,922,833

South Korea (17.4%)
Hyundai Mobis Co., Ltd.	KRW	865,000	176,326,475
Orion Corp/Republic Of Korea	KRW	740,846	88,418,442
Coway Co., Ltd.	KRW	970,000	81,335,538
Dongsuh Cos., Inc.	KRW	1,535,016	35,012,452
Sindoh Co., Ltd.	KRW	429,741	19,476,931

Total South Korea			400,569,838

Taiwan (11.1%)
Pou Chen Corp.	TWD	70,000,000	77,002,451
Delta Electronics, Inc.	TWD	21,250,000	74,087,012
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	8,150,000	65,165,059
Vanguard International Semiconductor Corp.	TWD	7,800,000	19,945,413
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	USD	476,739	19,646,414

Total Taiwan			255,846,349

Vietnam (1.0%)
Bao Viet Holdings	VND	4,695,300	15,787,332
Nam Long Investment Corp.	VND	5,773,875	7,605,363

Total Vietnam			23,392,695

TOTAL COMMON STOCKS (Cost $2,079,717,593)			2,053,080,748

	Currency	Shares	Value

PREFERRED STOCKS (5.5%)
Brazil (2.0%)
Banco Bradesco SA, ADR	USD	5,750,000	$46,460,000

Total Brazil			46,460,000

South Korea (3.5%)
Samsung Electronics Co., Ltd.	KRW	2,330,000	79,989,310

Total South Korea			79,989,310

TOTAL PREFERRED STOCKS (Cost $86,942,868)			126,449,310

	Currency	Rate	Maturity Date	Principal Amount	Value
CORPORATE BOND - FOREIGN CURRENCY (1.7%)
Mexico (1.7%)
America Movil SAB de CV	MXN	6.45%	12/05/22	400,000,000	19,753,672
America Movil SAB de CV	MXN	7.13%	12/09/24	400,000,000	19,793,806

Total Mexico					39,547,478

TOTAL CORPORATE BOND - FOREIGN CURRENCY (Cost $41,842,825)					39,547,478

CORPORATE BOND - USD (0.2%)
Brazil (0.2%)
Cielo SA / Cielo USA, Inc., Series REGS	USD	3.75%	11/16/22	5,000,000	4,781,250

Total Brazil					4,781,250

TOTAL CORPORATE BOND - USD (Cost $4,860,273)					4,781,250

GOVERNMENT BOND, MEDIUM/LONG-TERM - FOREIGN CURRENCY (0.6%)
Brazil (0.6%)
Brazilian Government International Bond	BRL	10.25%	01/10/28	50,000,000	14,511,230

Total Brazil					14,511,230

TOTAL GOVERNMENT BOND, MEDIUM/LONG-TERM - FOREIGN CURRENCY (Cost $13,442,120)					14,511,230

	Currency	Rate	Maturity Date	Principal Amount	Value

GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY (3.2%)
Colombia (0.3%)
Colombia Government International Bond	USD	11.75%	02/25/20	5,000,000	$5,655,000

Total Colombia					5,655,000

Israel (0.4%)
Israel Government International Bond	USD	5.13%	03/26/19	10,000,000	10,157,950

Total Israel					10,157,950

Latvia (0.2%)
Republic of Lativa Government International Bond, Series REGS	USD	2.75%	01/12/20	5,000,000	4,978,675

Total Latvia					4,978,675

Lithuania (0.2%)
Lithuania Government International Bond, Series REGS	USD	7.38%	02/11/20	5,000,000	5,338,175

Total Lithuania					5,338,175

Poland (0.5%)
Republic of Poland Government International Bond	USD	6.38%	07/15/19	10,000,000	10,350,800

Total Poland					10,350,800

Singapore (0.4%)
Singapore Government Bond	SGD	4.00%	09/01/18	11,000,000	8,096,375

Total Singapore					8,096,375

South Africa (0.2%)
Republic of South Africa Government International Bond	USD	6.88%	05/27/19	5,000,000	5,143,455

Total South Africa					5,143,455

South Korea (1.0%)
The Korea Development Bank	USD	2.88%	08/22/18	5,000,000	5,001,000
Korea Treasury Bond, Series 1812	KRW	1.75%	12/10/18	6,000,000,000	5,365,914

	Currency	Rate	Maturity Date	Principal Amount	Value
South Korea (continued)
The Korea Development Bank	USD	1.38%	09/12/19	6,000,000	$5,889,516
Korea International Bond	USD	7.13%	04/16/19	6,000,000	6,190,800

Total South Korea					22,447,230

TOTAL GOVERNMENT BOND, SHORT-TERM - USD AND FOREIGN CURRENCY (Cost $72,353,512)					72,167,660

TOTAL INVESTMENTS (Cost $2,299,159,191) (100.3%)					$2,310,537,676

Liabilities in Excess of Cash and Other Assets (-0.3%)					(6,072,917)
NET ASSETS (100.0%)					$2,304,464,759

Principal Amount is stated in local currency unless otherwise noted.

(a)	Non-income producing security.

Currency Abbreviations
BRL	-	Brazil Real
CNY	-	China Yuan
HKD	-	Hong Kong Dollar
HUF	-	Hungary Forint
IDR	-	Indonesia Rupiah
INR	-	India Rupee
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong
ZAR	-	South Africa Rand

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

SEAFARER OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2018 (Unaudited)

	Currency	Shares	Value
COMMON STOCKS (88.6%)
Brazil (2.5%)
Qualicorp SA	BRL	131,000	$698,052

Total Brazil			698,052

China / Hong Kong (44.0%)
Xtep International Holdings, Ltd.	HKD	1,924,000	1,209,821
First Pacific Co., Ltd.	HKD	2,430,000	1,129,118
China Resources Beer Holdings Co., Ltd.	HKD	224,000	1,009,362
China Foods, Ltd.	HKD	1,920,000	1,002,755
WH Group, Ltd.	HKD	1,205,000	970,163
Asia Satellite Telecommunications Holdings, Ltd.	HKD	1,540,000	941,770
Melco International Development, Ltd.	HKD	330,000	938,670
Shangri-La Asia, Ltd.	HKD	498,000	817,286
AMVIG Holdings, Ltd.	HKD	3,254,000	800,125
China Yangtze Power Co., Ltd., Class A	CNY	301,990	746,194
Texwinca Holdings, Ltd.	HKD	1,470,000	647,165
Giordano International, Ltd.	HKD	958,000	544,145
Hang Lung Properties, Ltd.	HKD	247,000	519,326
Greatview Aseptic Packaging Co., Ltd.	HKD	520,000	337,875
Pacific Basin Shipping, Ltd.(a)	HKD	1,130,000	295,306
Pico Far East Holdings, Ltd.	HKD	538,000	222,856

Total China / Hong Kong			12,131,937

Czech Republic (4.8%)
Pegas Nonwovens SA	CZK	19,000	785,343
Philip Morris CR AS	CZK	800	551,907

Total Czech Republic			1,337,250

Mexico (3.5%)
Credito Real SAB de CV SOFOM ER	MXN	689,609	969,417

Total Mexico			969,417

Philippines (3.3%)
Del Monte Pacific, Ltd.	SGD	6,600,000	921,144

Total Philippines			921,144

Qatar (4.0%)
Qatar Gas Transport Co., Ltd.	QAR	237,000	1,092,895

Total Qatar			1,092,895

Russia (3.5%)
Cherkizovo Group PJSC	RUB	30,000	530,623

	Currency	Shares	Value
Russia (continued)
Global Ports Investments PLC, GDR(a)	USD	157,000	$429,203

Total Russia			959,826

Singapore (9.1%)
Wilmar International, Ltd.	SGD	432,000	994,917
Genting Singapore PLC	SGD	975,000	916,737
SIA Engineering Co., Ltd.	SGD	273,000	595,815

Total Singapore			2,507,469

South Korea (4.3%)
Samsung SDI Co., Ltd.	KRW	5,800	1,191,633

Total South Korea			1,191,633

Taiwan (2.0%)
Pou Chen Corp.	TWD	498,000	547,817

Total Taiwan			547,817

United Arab Emirates (3.2%)
National Central Cooling Co. PJSC	AED	1,752,000	883,675

Total United Arab Emirates			883,675

Vietnam (4.4%)
PetroVietnam Technical Services Corp.	VND	854,000	630,881
Petrovietnam Fertilizer & Chemicals JSC	VND	722,000	572,972

Total Vietnam			1,203,853

TOTAL COMMON STOCKS (Cost $24,211,737)			24,444,968

TOTAL INVESTMENTS (Cost $24,211,737) (88.6%)			$24,444,968

Cash and Other Assets, Less Liabilities (11.4%)			3,151,321
NET ASSETS (100.0%)			$27,596,289

(a)	Non-income producing security.

Currency Abbreviations
AED	-	United Arab Emirates Dirham
BRL	-	Brazil Real
CNY	-	China Yuan
CZK	-	Czech Koruna
HKD	-	Hong Kong Dollar
KRW	-	South Korea Won
MXN	-	Mexico Peso
QAR	-	Qatar Riyal
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
VND	-	Vietnam Dong

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2018 (Unaudited)

1. Organization

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Seafarer Overseas Growth and Income Fund and the Seafarer Overseas Value Fund (individually a “Fund” and collectively, the “Funds”), each of which is a separate series of the Trust. The Seafarer Overseas Growth and Income Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns as a secondary objective. The Seafarer Overseas Value Fund seeks to provide long-term capital appreciation. The Funds each offer Investor Class and Institutional Class shares.

2. Significant Accounting Policies

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Portfolio of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Portfolio of Investments.

Investment Valuation

Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and exchange traded funds, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange but before the close of the NYSE, such that the securities’ value would likely change. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Each Fund uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers that inform each Fund when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded foreign government debt securities and foreign corporate bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2018 (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Trust’s Valuation Committee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Certain foreign countries impose a tax on capital gains which is accrued by each Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Such inputs are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are developed based on the information available and the reporting entity’s best efforts to interpret such information.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2018 (Unaudited)

The following is a summary of the inputs used to value each Fund as of July 31, 2018:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Growth and Income Fund
Common Stocks
China / Hong Kong	$27,610,908	$480,017,760	$–	$507,628,668
Hungary	–	99,398,524	–	99,398,524
India	70,630,000	70,150,645	–	140,780,645
Indonesia	–	83,100,632	–	83,100,632
Malaysia	–	1,894,001	–	1,894,001
Poland	–	65,231,849	–	65,231,849
Singapore	–	204,295,530	–	204,295,530
South Africa	–	93,922,833	–	93,922,833
South Korea	100,812,469	299,757,369	–	400,569,838
Taiwan	19,646,414	236,199,935	–	255,846,349
Vietnam	–	23,392,695	–	23,392,695
Other	177,019,184	–	–	177,019,184
Preferred Stocks
South Korea	–	79,989,310	–	79,989,310
Other	46,460,000	–	–	46,460,000
Corporate Bond - Foreign Currency	$–	$39,547,478	$–	$39,547,478
Corporate Bond - USD	–	4,781,250	–	4,781,250
Government Bond, Medium/Long-term - Foreign Currency	–	14,511,230	–	14,511,230
Government Bond, Short-term - USD and Foreign Currency	–	72,167,660	–	72,167,660
Total	$442,178,975	$1,868,358,701	$–	$2,310,537,676

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Seafarer Overseas Value Fund
Common Stocks
China / Hong Kong	$2,079,770	$10,052,167	$–	$12,131,937
Czech Republic	785,343	551,907	–	1,337,250
Russia	530,623	429,203	–	959,826
Singapore	916,737	1,590,732	–	2,507,469
South Korea	–	1,191,633	–	1,191,633
Taiwan	–	547,817	–	547,817
United Arab Emirates	–	883,675	–	883,675
Vietnam	630,881	572,972	–	1,203,853
Other	3,681,508	–	–	3,681,508
Total	$8,624,862	$15,820,106	$–	$24,444,968

(a)	For detailed descriptions of securities by country, see the accompanying Portfolio of Investments.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2018 (Unaudited)

The Funds recognize transfers between levels as of the end of the period. For the three months ended July 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Security amounts the Funds transferred between Levels 1 and 2 at July 31, 2018 were as follows:

	Level 1		Level 2
Seafarer Overseas Growth and Income Fund	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$81,335,538	$-	$-	$(81,335,538)
Total	$81,335,538	$-	$-	$(81,335,538)

	Level 1		Level 2
Seafarer Overseas Value Fund	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$2,468,762	$(551,907)	$551,907	$(2,468,762)
Total	$2,468,762	$(551,907)	$551,907	$(2,468,762)

Each Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification. The transfer amounts disclosed in the table above represent the value of the securities as of July 31, 2018 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held at April 30, 2018. The above transfers from Level 1 to Level 2 also includes securities that were not able to obtain a closing market price due to an inactive market to trade. For the three months ended July 31, 2018, the Seafarer Overseas Growth and Income Fund did not have any transfers in/(out) of Level 1 and Level 2 securities.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Seafarer Funds	Notes to Quarterly Portfolio of Investments

July 31, 2018 (Unaudited)

Foreign Securities

The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts

Each Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of a contract is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

VULCAN VALUE PARTNERS SMALL CAP FUND

STATEMENT OF INVESTMENTS

July 31, 2018 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (92.85%)
Basic Materials (1.14%)
Chemicals (1.14%)
Versum Materials, Inc.	314,989	$12,142,826

TOTAL BASIC MATERIALS		12,142,826

Communications (3.98%)
Internet (3.98%)
Despegar.com Corp.(a)	2,015,929	42,374,828

TOTAL COMMUNICATIONS		42,374,828

Consumer, Cyclical (21.53%)
Distribution/Wholesale (5.00%)
Ahlsell AB	3,673,269	21,535,095
WESCO International, Inc.(a)	519,752	31,704,872
		53,239,967

Home Furnishings (11.45%)
Howden Joinery Group PLC	4,754,544	29,773,820
Select Comfort Corp.(a)	2,148,403	61,208,002
Tempur Sealy International, Inc.(a)	634,800	31,022,676
		122,004,498

Housewares (1.43%)
Tupperware Brands Corp.	414,954	15,232,961

Office Furnishings (1.34%)
Herman Miller, Inc.	375,982	14,230,919

Retail (2.31%)
Halfords Group PLC	2,549,555	10,936,106
Sleep Country Canada Holdings	576,157	13,694,719
		24,630,825

TOTAL CONSUMER, CYCLICAL		229,339,170

Consumer, Non-cyclical (11.15%)
Commercial Services (8.14%)
Sabre Corp.	1,227,280	30,215,633
Savills PLC	3,011,933	35,026,384
Sotheby's(a)	405,234	21,521,978
		86,763,995

Food - Flour & Grain (3.01%)
Ebro Foods SA, ADR	1,482,378	32,034,189

TOTAL CONSUMER, NON-CYCLICAL		118,798,184

Financial (22.21%)
Diversified Financial Services (2.72%)
Credit Acceptance Corp.(a)	30,204	11,586,254
Virtus Investment Partners, Inc.	130,303	17,362,875
		28,949,129

		Value
	Shares	(Note 2)
Financial (continued)
Insurance (15.49%)
Aspen Insurance Holdings, Ltd.	1,205,764	$48,773,154
Axis Capital Holdings, Ltd.	1,030,268	58,271,958
Everest Re Group, Ltd.	142,539	31,123,390
Navigators Group, Inc.	444,811	26,844,344
		165,012,846

Real Estate (4.00%)
Jones Lang LaSalle, Inc.	249,303	42,633,306

TOTAL FINANCIAL		236,595,281

Industrial (23.38%)
Building Materials (4.68%)
Ibstock PLC	15,461,993	49,843,682

Electrical Components & Equipment (3.44%)
Acuity Brands, Inc.	263,798	36,675,836

Electronics (6.78%)
Ituran Location and Control, Ltd.	1,449,357	49,350,606
Woodward, Inc.	274,979	22,881,002
		72,231,608

Machinery-Diversified (1.10%)
Concentric AB	680,344	11,760,818

Miscellaneous Manufacturing (4.95%)
Actuant Corp., Class A	224,123	6,398,712
Carlisle Cos., Inc.	222,151	27,289,029
Crane Co.	210,207	19,038,448
		52,726,189

Transportation (2.43%)
Forward Air Corp.	188,307	12,032,817
Landstar System, Inc.	124,884	13,880,857
		25,913,674

TOTAL INDUSTRIAL		249,151,807

Retail (3.04%)
Industrial Services (3.04%)
MSC Industrial Direct Co., Inc., Class A	382,740	32,391,286

TOTAL RETAIL		32,391,286

Technology (6.42%)
Software (6.42%)
ACI Worldwide, Inc.(a)	1,846,968	47,725,653
Lectra	796,350	20,719,475
		68,445,128

TOTAL TECHNOLOGY		68,445,128

TOTAL COMMON STOCKS (Cost $832,246,639)		989,238,510

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (5.77%)
Money Market Fund (5.77%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	1.811%	61,450,189	$61,450,189

TOTAL SHORT TERM INVESTMENTS (Cost $61,450,189)			61,450,189

TOTAL INVESTMENTS (98.62%) (Cost $893,696,828)			$1,050,688,699

Other Assets In Excess Of Liabilities (1.38%)			14,715,108

NET ASSETS (100.00%)			$1,065,403,807

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS FUND

STATEMENT OF INVESTMENTS

July 31, 2018 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.85%)
Communications (6.46%)
Internet (6.46%)
Alphabet, Inc., Class C(a)	44,678	$54,384,742
Facebook, Inc., Class A(a)	213,643	36,870,509
		91,255,251

TOTAL COMMUNICATIONS		91,255,251

Consumer, Cyclical (2.86%)
Lodging (2.86%)
Hilton Worldwide Holdings, Inc.	513,846	40,419,126

TOTAL CONSUMER, CYCLICAL		40,419,126

Consumer, Non-cyclical (12.52%)
Commercial Services (1.94%)
S&P Global, Inc.	136,878	27,435,826

Healthcare Services (3.13%)
Aetna, Inc.	234,409	44,160,312

Pharmaceuticals (7.45%)
AmerisourceBergen Corp.	558,320	45,687,326
McKesson Corp.	474,207	59,560,399
		105,247,725

TOTAL CONSUMER, NON-CYCLICAL		176,843,863

Energy (6.04%)
Oil & Gas Services (6.04%)
National Oilwell Varco, Inc.	1,755,079	85,331,941

TOTAL ENERGY		85,331,941

Financial (31.97%)
Banks (10.15%)
Bank of New York Mellon Corp.	847,345	45,307,537
Northern Trust Corp.	306,095	33,431,696
State Street Corp.	732,861	64,718,955
		143,458,188

Diversified Financial Services (7.51%)
Mastercard, Inc., Class A	264,223	52,316,154
Visa, Inc., Class A	393,253	53,773,415
		106,089,569

Insurance (9.30%)
Axis Capital Holdings, Ltd.	582,647	32,954,514
Everest Re Group, Ltd.	180,930	39,506,066
Swiss Re AG	642,492	58,905,644
		131,366,224

	Shares	Value (Note 2)
Financial (continued)
Private Equity (5.01%)
KKR & Co., Inc., Class A	2,583,524	$70,736,887

TOTAL FINANCIAL		451,650,868

Industrial (9.43%)
Aerospace & Defense (2.43%)
Airbus SE	277,327	34,375,005

Miscellaneous Manufacturing (4.13%)
Parker-Hannifin Corp.	344,683	58,268,661

Transportation (2.87%)
United Parcel Service, Inc., Class B	338,659	40,601,828

TOTAL INDUSTRIAL		133,245,494

Pharmaceuticals (4.85%)
Pharmacy Services (4.85%)
CVS Health Corp.	1,054,915	68,421,787

TOTAL PHARMACEUTICALS		68,421,787

Technology (22.72%)
Semiconductors (14.04%)
Broadcom, Inc.	168,004	37,258,247
Qorvo, Inc.(a)	850,124	69,506,138
Skyworks Solutions, Inc.	734,744	69,492,087
Teradyne, Inc.	511,535	22,123,889
		198,380,361

Software (8.68%)
Oracle Corp.	2,570,516	122,562,203

TOTAL TECHNOLOGY		320,942,564

TOTAL COMMON STOCKS (Cost $1,117,396,581)		1,368,110,894

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.83%)
Money Market Fund (2.83%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	1.811%	40,005,351	40,005,351

TOTAL SHORT TERM INVESTMENTS (Cost $40,005,351)			40,005,351

TOTAL INVESTMENTS (99.68%) (Cost $1,157,401,932)			$1,408,116,245

Other Assets In Excess Of Liabilities (0.32%)			4,459,046

NET ASSETS (100.00%)			$1,412,575,291

(a)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments
July 31, 2018 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statements of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Notes to Financial Statements
July 31, 2018 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of July 31, 2018:

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,368,110,894	$–	$–	$1,368,110,894
Short Term Investments	40,005,351	–	–	40,005,351
TOTAL	$1,408,116,245	$–	$–	$1,408,116,245

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$989,238,510	$–	$–	$989,238,510
Short Term Investments	61,450,189	–	–	61,450,189
TOTAL	$1,050,688,699	$–	$–	$1,050,688,699

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Notes to Financial Statements
July 31, 2018 (Unaudited)

The Funds recognize transfers between levels as of the end of period. For the three months ended July 31, 2018, the Funds did not have any transfers between Level 1 and Level 2. For the three months ended July 31, 2018, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 28, 2018

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	September 28, 2018